Morgan Stanley Variable Insurance Fund, Inc.

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2020 (unaudited)

	Face
	Amount	Value
	(000)	(000)
Fixed Income Securities (95.3%)
Agency Adjustable Rate Mortgages (0.2%)
Federal Home Loan Mortgage Corporation,
Conventional Pools:
12 Month USD LIBOR + 1.62%, 2.40%, 7/1/45	$180	$181
Federal National Mortgage Association,
Conventional Pool:
12 Month USD LIBOR + 1.59%, 2.37%, 12/1/45	88	89
		270
Agency Fixed Rate Mortgages (16.7%)
Federal Home Loan Mortgage Corporation,
Gold Pools:
3.50%, 1/1/44	630	677
4.00%, 12/1/41 – 10/1/44	821	887
5.41%, 7/1/37 – 8/1/37	20	22
5.44%, 1/1/37 – 6/1/38	58	64
5.46%, 5/1/37 – 1/1/38	53	58
5.48%, 8/1/37 – 10/1/37	48	52
5.50%, 8/1/37 – 4/1/38	73	81
5.52%, 10/1/37	5	6
5.62%, 12/1/36 – 8/1/37	67	74
6.00%, 8/1/37 – 5/1/38	18	20
6.50%, 9/1/32	12	14
7.50%, 5/1/35	30	36
8.00%, 8/1/32	19	23
8.50%, 8/1/31	25	30
Federal National Mortgage Association,
April TBA:
2.50%, 4/1/50 (a)	1,900	1,968
3.00%, 4/1/35 – 4/1/50 (a)	7,100	7,441
3.50%, 4/1/50 (a)	6,200	6,553
Conventional Pools:
2.50%, 2/1/50	412	427
3.00%, 7/1/49	389	404
3.50%, 7/1/46 – 7/1/49	2,573	2,741
4.00%, 11/1/41 – 8/1/49	2,093	2,245
4.50%, 8/1/40 – 9/1/48	1,563	1,706
5.00%, 7/1/40	90	100
5.62%, 12/1/36	31	34
6.00%, 12/1/38	431	497
6.50%, 11/1/27 – 10/1/38	22	25
7.00%, 6/1/29	7	7
7.50%, 8/1/37	51	63
8.00%, 4/1/33	41	51
8.50%, 10/1/32	40	49
9.50%, 4/1/30	4	5
Government National Mortgage Association,
Various Pools:
3.50%, 11/20/40 – 7/20/46	569	606
4.00%, 7/15/44 – 5/20/49	1,731	1,849
5.00%, 12/20/48 – 2/20/49	189	200
		29,015
Asset-Backed Securities (9.7%)
Aaset Trust,
3.84%, 5/15/39 (b)	224	169
Accredited Mortgage Loan Trust,
1 Month USD LIBOR + 0.60%, 1.55%, 4/25/34 (c)	516	488

American Homes 4 Rent Trust,
6.07%, 10/17/52 (b)		490	447
Aqua Finance Trust,
3.47%, 7/16/40 (b)		300	297
Avant Loans Funding Trust,
4.65%, 4/15/26 (b)		400	338
5.00%, 11/17/25 (b)		150	143
Blackbird Capital Aircraft Lease Securitization Ltd.,
5.68%, 12/16/41 (b)		401	274
Cascade MH Asset Trust,
4.00%, 11/25/44 (b)(c)		390	388
Conn’s Receivables Funding LLC,
3.62%, 6/17/24 (b)		250	207
Fair Square Issuance Trust,
2.90%, 9/20/24 (b)		200	184
Fairstone Financial Issuance Trust I,
3.95%, 3/21/33 (b)	CAD	250	178
Falcon Aerospace Ltd.,
3.60%, 9/15/39 (b)	$288		202
Foundation Finance Trust,
3.86%, 11/15/34 (b)		294	281
FREED ABS Trust,
3.87%, 6/18/26 (b)		350	302
4.61%, 10/20/25 (b)		520	486
GAIA Aviation Ltd.,
7.00%, 12/15/44 (b)		341	193
JOL Air Ltd.,
4.95%, 4/15/44 (b)		228	154
Lunar Aircraft Ltd.,
3.38%, 2/15/45 (b)		250	175
MACH 1 CaymanLtd.,
3.47%, 10/15/39 (b)		339	237
METAL LLC,
4.58%, 10/15/42 (b)		368	301
MFA LLC,
3.35%, 11/25/47 (b)		436	444
4.16%, 7/25/48 (b)		406	404
Nationstar HECM Loan Trust,
5.43%, 11/25/28 (b)(c)		600	582
NovaStar Mortgage Funding Trust,
1 Month USD LIBOR + 1.06%, 2.01%, 12/25/33 (c)		333	306
NRZ Excess Spread-Collateralized Notes,
4.37%, 1/25/23 (b)		277	266
4.59%, 2/25/23 (b)		377	378
Oxford Finance Funding LLC,
3.10%, 2/15/28 (b)		250	241
5.44%, 2/15/27 (b)		300	303
PNMAC GMSR Issuer Trust,
1 Month USD LIBOR + 2.85%, 3.80%, 2/25/23 (b)(c)		300	210
Preston Ridge Partners Mortgage,
3.35%, 11/25/24 (b)		242	240
Pretium Mortgage Credit Partners I LLC,
2.86%, 5/27/59 (b)		540	389
Prosper Marketplace Issuance Trust,
5.50%, 10/15/24 (b)		646	602
Raptor Aircraft Finance I LLC,
4.21%, 8/23/44 (b)		656	492
RMF Buyout Issuance Trust,
5.43%, 11/25/28 (b)(c)		700	700
S-Jets Ltd.,
7.02%, 8/15/42 (b)		651	300
SFS Asset Securitization LLC,
4.24%, 6/10/25 (b)		509	484

SLM Student Loan Trust,
3 Month EURIBOR + 0.55%, 0.16%, 7/25/39 – 1/25/40 (c)	EUR	1,100	1,106
Small Business Lending Trust,
2.85%, 7/15/26 (b)	$163		160
Sprite Ltd.,
4.25%, 12/15/37 (b)		234	177
START Ireland,
4.09%, 3/15/44 (b)		232	163
Tricon American Homes Trust,
5.10%, 1/17/36 (b)		400	348
5.15%, 9/17/34 (b)		400	372
5.77%, 11/17/33 (b)		460	449
Upstart Securitization Trust,
3.09%, 4/22/30 (b)		580	487
3.73%, 9/20/29 (b)		550	442
Vantage Data Centers Issuer LLC,
4.07%, 2/16/43 (b)		196	195
VOLT LXIV LLC,
3.38%, 10/25/47 (b)		188	176
VOLT LXXXV LLC,
3.23%, 1/25/50 (b)		612	554
VOLT LXXXVIII LLC,
2.98%, 3/25/50 (b)		487	438
			16,852
Collateralized Mortgage Obligations - Agency Collateral Series (0.8%)
Federal Home Loan Mortgage Corporation,
1 Month USD LIBOR + 4.35%, 5.87%, 12/25/26 (b)(c)		97	84
1 Month USD LIBOR + 5.05%, 6.57%, 7/25/23 (c)		92	84
1 Month USD LIBOR + 5.25%, 6.77%, 7/25/26 (b)(c)		83	73
IO
0.33%, 11/25/27 (c)		13,401	306
0.43%, 8/25/27 (c)		8,314	235
IO REMIC
6.00% - 1 Month USD LIBOR, 5.30%, 11/15/43 – 6/15/44 (d)		1,953	303
6.05% - 1 Month USD LIBOR, 5.35%, 4/15/39 (d)		308	7
IO STRIPS
7.50%, 12/15/29		3	1
Federal National Mortgage Association,
IO
6.39% - 1 Month USD LIBOR, 4.76%, 9/25/20 (d)		949	3
IO REMIC
6.00%, 5/25/33 – 7/25/33		153	31
IO STRIPS
8.00%, 4/25/24		1	—	@
8.00%, 6/25/35 (c)		11	2
9.00%, 11/25/26		1	—	@
REMIC
7.00%, 9/25/32		28	34
Government National Mortgage Association,
IO
0.81%, 8/20/58 (c)		3,815	93
5.00%, 2/16/41		83	12
6.10% - 1 Month USD LIBOR, 5.40%, 7/16/33 (d)		81	—	@
IO PAC
6.15% - 1 Month USD LIBOR, 5.38%, 10/20/41 (d)		880	63
			1,331
Commercial Mortgage-Backed Securities (5.4%)
Bancorp Commercial Mortgage Trust,
1 Month USD LIBOR + 2.30%, 3.00%, 9/15/36 (b)(c)		450	420

BANK 2019-BNK21,
IO
1.00%, 10/17/52 (c)	3,995	256
Barclays Commercial Mortgage Trust,
IO
1.35%, 5/15/52 (c)	3,992	376
BF 2019-NYT Mortgage Trust,
1 Month USD LIBOR + 1.70%, 2.40%, 12/15/35 (b)(c)	600	583
BXP Trust,
1 Month USD LIBOR + 3.00%, 3.70%, 11/15/34 (b)(c)	650	548
Citigroup Commercial Mortgage Trust,
3.62%, 12/10/41 (b)	300	167
IO
0.85%, 11/10/48 (c)	2,658	81
0.89%, 9/10/58 (c)	4,541	181
COMM Mortgage Trust,
IO
0.10%, 7/10/45 (c)	10,041	24
0.77%, 10/10/47 (c)	3,027	80
1.00%, 7/15/47 (c)	2,800	96
GS Mortgage Securities Trust,
4.75%, 8/10/46 (b)(c)	500	448
IO
0.74%, 9/10/47 (c)	4,702	118
1.27%, 10/10/48 (c)	4,946	264
HMH Trust,
6.29%, 7/5/31 (b)	300	285
InTown Hotel Portfolio Trust,
1 Month USD LIBOR + 2.05%, 2.75%, 1/15/33 (b)(c)	346	307
Jackson Park Trust LIC,
3.24%, 10/14/39 (b)(c)	400	323
JP Morgan Chase Commercial Mortgage Securities Trust,
IO
0.51%, 4/15/46 (c)	6,000	91
0.73%, 12/15/49 (c)	3,090	89
0.94%, 7/15/47 (c)	6,590	150
JPMBB Commercial Mortgage Securities Trust,
IO
1.00%, 8/15/47 (c)	3,611	119
MFT Trust,
3.48%, 2/6/30 (b)(c)	200	154
MKT 2020-525M Mortgage Trust,
2.94%, 2/12/40 (b)(c)	200	107
Multifamily Connecticut Avenue Securities Trust,
1 Month USD LIBOR + 1.95%, 2.56%, 3/25/50 (b)(c)	700	701
Natixis Commercial Mortgage Securities Trust,
1 Month USD LIBOR + 2.20%, 2.90%, 7/15/36 (b)(c)	500	486
4.13%, 5/15/39 (b)(c)	450	416
4.32%, 1/15/43 (b)(c)	200	140
4.41%, 2/15/39 (b)(c)	807	508
SG Commercial Mortgage Securities Trust,
3.85%, 3/15/37 (b)(c)	450	401
4.51%, 2/15/41 (b)(c)	550	349
VMC Finance LLC,
1 Month USD LIBOR + 2.05%, 2.85%, 9/15/36 (b)(c)	486	445
Wells Fargo Commercial Mortgage Trust,
1 Month USD LIBOR + 2.21%, 2.91%, 1/15/35 (b)(c)	200	185
1 Month USD LIBOR + 1.74%, 3.39%, 2/15/37 (b)(c)	250	193
WFRBS Commercial Mortgage Trust,
4.14%, 5/15/45 (b)(c)	385	341
		9,432

Corporate Bonds (38.3%)
Energy (0.3%)
BP Capital Markets America, Inc.
3.12%, 5/4/26	375	379
Midwest Connector Capital Co. LLC
3.63%, 4/1/22 (b)	175	168
		547
Finance (17.6%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
4.13%, 7/3/23	575	488
Air Lease Corp.
2.30%, 2/1/25	325	249
American International Group, Inc.
4.50%, 7/16/44	300	306
Aon Corp.
2.20%, 11/15/22	300	299
AvalonBay Communities, Inc.,
Series G
2.95%, 5/11/26	175	175
Avolon Holdings Funding Ltd.
2.88%, 2/15/25 (b)	475	369
Banco Bradesco SA
3.20%, 1/27/25 (b)	700	644
Banco Santander Chile
2.70%, 1/10/25 (b)	300	289
Bank of America Corp.,
4.24%, 4/24/38	250	288
MTN
4.00%, 1/22/25	1,085	1,144
Bank of Montreal,
3.80%, 12/15/32	450	437
BBVA USA,
3.50%, 6/11/21	425	423
BNP Paribas SA
4.40%, 8/14/28 (b)	300	321
Boston Properties LP,
3.80%, 2/1/24	145	147
BPCE SA,
5.15%, 7/21/24 (b)	550	581
Brighthouse Financial, Inc.
4.70%, 6/22/47	85	67
Brookfield Finance LLC,
3.45%, 4/15/50	250	201
Brookfield Finance, Inc.
4.00%, 4/1/24	525	523
Brown & Brown, Inc.
4.20%, 9/15/24	275	291
Canadian Imperial Bank of Commerce,
2.25%, 1/28/25	600	595
Capital One Bank USA NA,
3.38%, 2/15/23	510	503
Capital One Financial Corp.
3.30%, 10/30/24	725	710
CIT Bank NA
2.97%, 9/27/25	250	212
Citigroup, Inc.,
2.98%, 11/5/30	225	220
4.41%, 3/31/31	450	495
4.45%, 9/29/27	175	183
5.50%, 9/13/25	250	274
CNO Financial Group, Inc.
5.25%, 5/30/29	320	312

Cooperatieve Rabobank UA,
3.88%, 2/8/22	25	26
3.95%, 11/9/22	625	632
Credit Agricole SA
3.75%, 4/24/23 (b)	400	409
Credit Suisse Group AG
2.59%, 9/11/25 (b)	700	666
CyrusOne LP/CyrusOne Finance Corp.
2.90%, 11/15/24	175	168
Danske Bank A/S
5.00%, 1/12/22 (b)	200	206
Deutsche Bank AG,
2.70%, 7/13/20	425	417
3.95%, 2/27/23	425	423
Discover Bank
7.00%, 4/15/20	320	320
GE Capital International Funding Co., Unlimited Co.
4.42%, 11/15/35	350	375
GLP Capital LP/GLP Financing II, Inc.
3.35%, 9/1/24	300	268
Goldman Sachs Group, Inc. (The),
3.69%, 6/5/28	175	180
6.75%, 10/1/37	285	378
MTN
4.80%, 7/8/44	175	197
Grupo Aval Ltd.
4.38%, 2/4/30 (b)	200	161
Guardian Life Insurance Co. of America (The)
4.85%, 1/24/77 (b)	175	200
HSBC Holdings PLC
4.25%, 3/14/24	750	771
HSBC USA, Inc.
3.50%, 6/23/24	250	252
Intesa Sanpaolo SpA
5.25%, 1/12/24	300	307
iStar, Inc.
5.25%, 9/15/22	175	163
Itau Unibanco Holding SA
2.90%, 1/24/23 (b)	800	762
Jefferies Finance LLC/JFIN Co-Issuer Corp.
6.25%, 6/3/26 (b)	300	280
JPMorgan Chase & Co.,
3.70%, 5/6/30	625	672
4.13%, 12/15/26	550	593
JPMorgan Chase Bank NA
0.00%, 8/7/22	200	216
Lloyds Banking Group PLC
4.38%, 3/22/28	525	560
Macquarie Bank Ltd.
2.30%, 1/22/25 (b)	450	443
Marsh & McLennan Cos., Inc.
3.88%, 3/15/24	350	363
MassMutual Global Funding II
3.40%, 3/8/26 (b)	400	426
MetLife, Inc.,
4.55%, 3/23/30	475	525
5.88%, 2/6/41	125	160
MPT Operating Partnership LP/MPT Finance Corp.
5.00%, 10/15/27	175	171
Nationwide Building Society,
4.30%, 3/8/29 (b)	375	392
4.36%, 8/1/24 (b)	200	201
Pine Street Trust I
4.57%, 2/15/29 (b)	250	238

PNC Financial Services Group, Inc. (The)
2.20%, 11/1/24		425	436
Realty Income Corp.
3.25%, 10/15/22		350	352
REC Ltd.
5.25%, 11/13/23 (b)		430	424
Royal Bank of Scotland Group PLC
3.88%, 9/12/23		625	643
Santander UK Group Holdings PLC
3.57%, 1/10/23		900	896
Service Properties Trust
4.35%, 10/1/24		575	423
Societe Generale SA
2.63%, 1/22/25 (b)		425	410
Standard Chartered PLC,
3.05%, 1/15/21 (b)		375	369
4.64%, 4/1/31 (b)		200	206
Syngenta Finance N.V.
4.89%, 4/24/25 (b)		550	540
TD Ameritrade Holding Corp.
3.63%, 4/1/25		475	497
Travelers Cos., Inc. (The)
3.75%, 5/15/46		200	222
UnitedHealth Group, Inc.,
2.88%, 3/15/23		350	363
3.75%, 7/15/25		300	325
WEA Finance LLC/Westfield UK & Europe Finance PLC,
3.25%, 10/5/20 (b)		450	446
Wells Fargo & Co.,
2.57%, 2/11/31		250	240
2.88%, 10/30/30		150	149
5.01%, 4/4/51		225	290
			30,498
Industrials (18.1%)
AbbVie, Inc.
3.20%, 11/21/29 (b)		450	455
Adobe, Inc.
2.30%, 2/1/30		500	503
Airbus SE,
0.00%, 6/14/21	EUR	300	323
Akamai Technologies, Inc.,
0.38%, 9/1/27 (b)	$181		181
Aker BP ASA,
3.75%, 1/15/30 (b)		350	263
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC,
3.50%, 2/15/23 (b)		175	174
American Airlines Pass-Through Trust,
Series AA
3.15%, 8/15/33		197	180
Amgen, Inc.,
3.38%, 2/21/50		200	211
4.66%, 6/15/51		150	189
Anheuser-Busch InBev Worldwide, Inc.,
4.75%, 1/23/29		400	442
5.55%, 1/23/49		350	413
Anthem, Inc.,
2.38%, 1/15/25		175	174
3.65%, 12/1/27		200	207
Apple, Inc.,
2.95%, 9/11/49		250	267
3.20%, 5/13/25		450	489

AT&T, Inc.,
4.50%, 3/9/48	225	245
4.90%, 8/15/37	175	196
BAT Capital Corp.
3.56%, 8/15/27	550	519
Boeing Co. (The),
3.95%, 8/1/59	250	225
Booking Holdings, Inc.,
0.90%, 9/15/21	105	105
Braskem Netherlands Finance BV
4.50%, 1/31/30 (b)	310	242
Bristol-Myers Squibb Co.
3.40%, 7/26/29 (b)	550	608
Centene Corp.
5.25%, 4/1/25 (b)	70	71
Cigna Corp.
3.05%, 10/15/27 (b)	175	174
CNH Industrial Capital LLC,
4.38%, 11/6/20 (e)	300	297
CNOOC Finance 2013 Ltd.,
3.00%, 5/9/23	220	225
Coca-Cola Femsa SAB de CV,
2.75%, 1/22/30	400	394
Comcast Corp.,
3.40%, 4/1/30	250	271
4.05%, 11/1/52	300	359
Concho Resources, Inc.,
4.85%, 8/15/48	150	113
Crown Castle International Corp.,
4.15%, 7/1/50	175	173
CVS Health Corp.,
3.75%, 4/1/30	350	361
4.30%, 3/25/28	225	241
5.05%, 3/25/48	200	229
5.13%, 7/20/45	75	87
Deere & Co.,
3.10%, 4/15/30	125	132
Dell International LLC/EMC Corp.,
4.90%, 10/1/26 (b)	200	197
6.02%, 6/15/26 (b)	175	181
Delta Air Lines, Inc.,
Series AA
3.20%, 10/25/25	250	244
Diageo Capital PLC,
2.13%, 10/24/24	450	440
Diamond Sports Group LLC/Diamond Sports Finance Co.,
6.63%, 8/15/27 (b)(e)	250	169
Diamondback Energy, Inc.
3.25%, 12/1/26	425	301
Dollar Tree, Inc.
3.70%, 5/15/23	250	254
DuPont de Nemours, Inc.
5.42%, 11/15/48	175	193
Enbridge, Inc.,
2.50%, 1/15/25	250	227
Energy Transfer Operating LP,
2.90%, 5/15/25	250	210
Expedia Group, Inc.
3.25%, 2/15/30	400	337
Exxon Mobil Corp.
3.10%, 8/16/49 (e)	325	331
Ford Motor Credit Co., LLC,
3.10%, 5/4/23	200	184
4.39%, 1/8/26	200	176

Fortune Brands Home & Security, Inc.,
4.00%, 9/21/23		350	361
Fox Corp.
5.58%, 1/25/49		200	240
General Motors Co.
6.60%, 4/1/36		125	109
General Motors Financial Co., Inc.,
3.85%, 1/5/28		150	121
4.35%, 1/17/27		375	301
Glencore Funding LLC,
4.13%, 3/12/24 (b)		450	414
Grifols SA
2.25%, 11/15/27 (b)	EUR	200	213
Halliburton Co.
2.92%, 3/1/30	$300		233
HCA, Inc.,
5.25%, 6/15/49		125	134
5.50%, 6/15/47		175	191
Heathrow Funding Ltd.,
4.88%, 7/15/23 (b)		435	460
Imperial Brands Finance PLC,
3.13%, 7/26/24 (b)		350	330
Intel Corp.
3.90%, 3/25/30		400	458
International Business Machines Corp.,
3.30%, 5/15/26		875	937
Johns Hopkins University,
Series A
2.81%, 1/1/60		270	245
Las Vegas Sands Corp.,
3.20%, 8/8/24		175	158
3.50%, 8/18/26		150	138
Level 3 Financing, Inc.,
3.40%, 3/1/27 (b)		325	311
3.88%, 11/15/29 (b)		225	212
Lowe’s Cos., Inc.,
3.65%, 4/5/29		350	360
LYB International Finance III LLC,
4.20%, 10/15/49		175	174
Mondelez International Holdings Netherlands BV,
2.25%, 9/19/24 (b)(e)		625	619
Newcastle Coal Infrastructure Group Pty Ltd.,
4.40%, 9/29/27 (b)		475	444
Newmont Corp.,
3.70%, 3/15/23		58	58
NIKE, Inc.,
2.85%, 3/27/30		300	317
Nuance Communications, Inc.,
1.00%, 12/15/35		179	172
Nvent Finance Sarl
3.95%, 4/15/23		450	468
NVIDIA Corp.,
2.85%, 4/1/30		300	314
Occidental Petroleum Corp.,
3.20%, 8/15/26		45	22
5.55%, 3/15/26		325	172
Omnicom Group, Inc.,
2.45%, 4/30/30		550	503
Palo Alto Networks, Inc.
0.75%, 7/1/23		159	154
Procter & Gamble Co. (The),
3.00%, 3/25/30		250	278

Resort at Summerlin LP,
Series B
13.00%, 12/15/07 (f)(g)(h)(i)		299	—
Resorts World Las Vegas LLC/RWLV Capital, Inc.,
4.63%, 4/16/29 (b)		400	354
Rockies Express Pipeline LLC,
3.60%, 5/15/25 (b)		125	87
6.88%, 4/15/40 (b)		300	181
Shell International Finance BV,
3.25%, 5/11/25		400	420
Sherwin-Williams Co. (The),
2.30%, 5/15/30		450	422
2.95%, 8/15/29		150	148
Siemens Financieringsmaatschappij N.V.,
2.35%, 10/15/26 (b)		525	530
Sika AG,
0.15%, 6/5/25	CHF	120	134
Splunk, Inc.
0.50%, 9/15/23	$158		170
Sprint Spectrum Co., LLC/Sprint Spectrum Co., II LLC/Sprint Spectrum Co., III LLC,
3.36%, 3/20/23 (b)		398	397
Standard Industries, Inc.
2.25%, 11/21/26 (b)	EUR	125	112
Starbucks Corp.
3.80%, 8/15/25	$450		478
Sunoco Logistics Partners Operations LP,
3.90%, 7/15/26		200	168
Target Corp.
2.65%, 9/15/30		125	129
Telefonica Emisiones SA
4.10%, 3/8/27		550	568
Teva Pharmaceutical Finance Netherlands III BV,
2.20%, 7/21/21		46	44
Thermo Fisher Scientific, Inc.,
4.50%, 3/25/30		300	338
Trimble, Inc.
4.15%, 6/15/23		625	633
Twitter, Inc.
1.00%, 9/15/21 (Convertible)		344	326
United Airlines Pass-Through Trust,
Series A
4.00%, 10/11/27		451	447
United Technologies Corp.,
4.50%, 6/1/42		150	174
Verint Systems, Inc.,
1.50%, 6/1/21		200	194
Verizon Communications, Inc.,
4.67%, 3/15/55		418	534
ViacomCBS, Inc.,
6.88%, 4/30/36		400	452
Volkswagen Group of America Finance LLC,
4.75%, 11/13/28 (b)		275	282
Walmart, Inc.,
2.95%, 9/24/49		100	110
3.70%, 6/26/28		125	141
Weibo Corp.
1.25%, 11/15/22		132	112
Western Midstream Operating LP,
3.10%, 2/1/25		300	153
Williams Cos., Inc. (The),
4.85%, 3/1/48		350	328
			31,369

Utilities (2.3%)
Boston Gas Co.,
3.00%, 8/1/29 (b)		225	218
Calpine Corp.,
4.50%, 2/15/28 (b)		350	341
DTE Energy Co.,
2.95%, 3/1/30		225	217
Duke Energy Indiana LLC,
Series YYY
3.25%, 10/1/49		150	150
Enel Finance International N.V.,
3.63%, 5/25/27 (b)		275	280
Entergy Louisiana LLC,
3.05%, 6/1/31		175	175
FirstEnergy Corp.,
Series C
3.40%, 3/1/50		325	311
Korea Hydro & Nuclear Power Co., Ltd.,
3.75%, 7/25/23 (b)		710	753
Mississippi Power Co.,
3.95%, 3/30/28		500	515
Northern States Power Co.,
2.90%, 3/1/50		250	239
Oglethorpe Power Corp.,
5.05%, 10/1/48		250	242
ONEOK, Inc.,
3.10%, 3/15/30		375	283
Xcel Energy, Inc.,
2.60%, 12/1/29		325	308
			4,032
			66,446
Mortgages - Other (13.3%)
Alternative Loan Trust,
1 Month USD LIBOR + 0.18%, 1.13%, 5/25/47 (c)		123	97
5.50%, 2/25/36		7	6
6.00%, 7/25/37		55	45
PAC
5.50%, 2/25/36		4	3
6.00%, 4/25/36		16	10
Banc of America Alternative Loan Trust,
1 Month USD LIBOR + 0.65%, 1.60%, 7/25/46 (c)		150	103
5.86%, 10/25/36		320	137
6.00%, 4/25/36		14	14
Banc of America Funding Trust,
5.25%, 7/25/37		106	102
6.00%, 7/25/37		19	16
ChaseFlex Trust,
6.00%, 2/25/37		370	226
Classic RMBS Trust,
3.06%, 8/16/49 (b)	CAD	895	638
CSFB Mortgage-Backed Pass-Through Certificates,
6.50%, 11/25/35	$749		184
Eurosail BV,
3 Month EURIBOR + 1.80%, 1.41%, 10/17/40 (c)	EUR	300	298
Eurosail PLC,
3 Month GBP LIBOR + 0.95%, 1.46%, 6/13/45 (c)	GBP	451	509
Farringdon Mortgages No. 2 PLC,
3 Month GBP LIBOR + 1.50%, 2.23%, 7/15/47 (c)	$214		241
Federal Home Loan Mortgage Corporation,
3.00%, 9/25/45 – 5/25/47		2,491	2,465
1 Month USD LIBOR + 2.35%, 3.30%, 4/25/30 (c)		613	534
3.50%, 5/25/45 – 5/25/47		1,611	1,626

3.87%, 5/25/45 (b)(c)	90		87
4.00%, 5/25/45	70		71
Grifonas Finance PLC,
6 Month EURIBOR + 0.28%, 0.00%, 8/28/39 (c)	EUR	353	359
GSR Mortgage Loan Trust,
5.75%, 1/25/37	$138		118
HarborView Mortgage Loan Trust,
1 Month USD LIBOR + 0.19%, 0.94%, 1/19/38 (c)	319		259
Headlands Residential LLC,
3.97%, 6/25/24 (b)	150		132
IM Pastor 3 FTH,
3 Month EURIBOR + 0.14%, 0.00%, 3/22/43 (c)	EUR	418	392
JP Morgan Alternative Loan Trust,
6.00%, 12/25/35	$55		47
JP Morgan Mortgage Trust,
4.29%, 6/25/37 (c)	53		43
6.00%, 6/25/37	36		34
Landmark Mortgage Securities No. 1 PLC,
3 Month EURIBOR + 0.60%, 0.17%, 6/17/38 (c)	EUR	384	373
Lehman Mortgage Trust,
6.50%, 9/25/37	$702		358
LHOME Mortgage Trust,
3.23%, 10/25/24 (b)	170		154
4.58%, 10/25/23 (b)	400		383
New Residential Mortgage Loan Trust,
4.00%, 9/25/57 (b)(c)	377		390
NRPL Trust,
4.25%, 7/25/67 (b)	511		527
Paragon Mortgages No. 13 PLC,
3 Month GBP LIBOR + 0.40%, 1.13%, 1/15/39 (c)	GBP	275	278
Paragon Mortgages No. 15 PLC,
3 Month EURIBOR + 0.54%, 0.05%, 12/15/39 (c)	EUR	500	384
PRPM LLC,
4.50%, 1/25/24 (b)	$419		426
RALI Trust,
6.00%, 4/25/36 – 1/25/37	39		34
PAC
6.00%, 4/25/36	14		13
Residential Asset Securitization Trust,
6.00%, 7/25/36	25		19
Rochester Financing No. 2 PLC,
3 Month GBP LIBOR + 2.75%, 3.26%, 6/18/45 (c)	GBP	350	425
Seasoned Credit Risk Transfer Trust,
3.00%, 7/25/56 – 2/25/59	$5,096		5,310
4.00%, 7/25/56 (c)	300		278
4.00%, 8/25/56 (b)(c)	400		328
4.00%, 8/25/58 – 2/25/59	599		649
4.25%, 8/25/59 (b)(c)	650		511
4.50%, 6/25/57	1,257		1,365
4.75%, 7/25/56 – 6/25/57(b)(c)	700		601
4.75%, 10/25/58 (c)	300		239
Structured Asset Securities Corp. Reverse Mortgage Loan Trust,
1 Month USD LIBOR + 1.85%, 2.80%, 5/25/47 (b)(c)	828		663
TDA 27 FTA,
3 Month EURIBOR + 0.19%, 0.00%, 12/28/50 (c)	EUR	500	426
TVC Mortgage Trust,
3.47%, 9/25/24 (b)	$200		162
			23,092
Municipal Bonds (0.8%)
Chicago O’Hare International Airport, IL,
O’Hare International Airport Revenue
Series 2010B
6.40%, 1/1/40	115		162

City of New York, NY,
Series G-1
5.97%, 3/1/36	245		309
Illinois State Toll Highway Authority, IL,
Highway Revenue, Build America Bonds Series A
6.18%, 1/1/34	705		982
			1,453
Sovereign (7.8%)
Angolan Government International Bond,
8.00%, 11/26/29 (b)	240		100
Australia Government Bond,
2.75%, 11/21/28	AUD	5,225	3,770
Banque Ouest Africaine de Developpement,
4.70%, 10/22/31 (b)	$350		319
Brazil Notas do Tesouro Nacional
Series F,
10.00%, 1/1/29	BRL	4,300	944
Brazilian Government International Bond,
4.50%, 5/30/29	$750		772
Croatia Government International Bond,
2.75%, 1/27/30	EUR	275	320
Dominican Republic International Bond,
5.88%, 1/30/60 (b)(e)	$170		145
Ecuador Government International Bond,
9.50%, 3/27/30	200		60
10.75%, 1/31/29	275		79
Egypt Government International Bond,
6.38%, 4/11/31 (b)	EUR	400	352
8.15%, 11/20/59 (b)	$200		164
Export-Import Bank of India,
3.25%, 1/15/30 (b)	200		179
3.88%, 2/1/28 (b)	700		647
Hellenic Republic Government Bond,
3.38%, 2/15/25 (b)	EUR	580	698
Indonesia Treasury Bond,
8.25%, 5/15/29	IDR	5,325,000	332
8.38%, 3/15/34	4,816,000		297
Mexican Bonos,
Series M
8.50%, 5/31/29	MXN	16,500	751
Mexico Government International Bond,
3.25%, 4/16/30	$300		283
Nigeria Government International Bond,
9.25%, 1/21/49 (b)(e)	400		285
Pertamina Persero PT,
6.50%, 11/7/48 (b)	350		388
Peruvian Government International Bond,
5.35%, 8/12/40	PEN	1,275	360
Petroleos Mexicanos,
6.50%, 1/23/29	$210		154
6.84%, 1/23/30 (b)	180		131
6.95%, 1/28/60 (b)	55		38
7.69%, 1/23/50 (b)	159		111
Qatar Government International Bond,
5.10%, 4/23/48 (b)	300		365
Republic of Austria Government Bond,
2.10%, 9/20/17 (b)	EUR	83	156
Russian Foreign Bond - Eurobond,
5.63%, 4/4/42	$400		489
Senegal Government International Bond,
6.25%, 5/23/33 (b)	200		181
Ukraine Government International Bond,
6.75%, 6/20/26 (b)	EUR	240	236
9.75%, 11/1/28 (b)	$485		473
			13,579

U.S. Treasury Securities (2.3%)
U.S. Treasury Inflation Index Note,
0.88%, 1/15/29	2,094	2,275
U.S. Treasury Inflation Indexed Bond,
1.00%, 2/15/48	1,360	1,675
		3,950
Total Fixed Income Securities (Cost $172,231)		165,420

	Shares
Investment Company (1.0%)
iShares iBoxx Investment Grade Corporate Bond ETF (e) (Cost $1,682)	14,075	1,738
Short-Term Investments (12.7%)
Securities held as Collateral on Loaned Securities (0.8%)
Investment Company (0.8%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (j) (Cost $1,396)	1,396,150	1,396
Investment Company (11.4%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (j) (Cost $19,746)	19,746,204	19,746

	Face
	Amount
	(000)
U.S. Treasury Security (0.5%)
U.S. Treasury Bill
1.53%, 7/30/20 (e)(k) (Cost $829)	$833	833
Total Short-Term Investments (Cost $21,971)		21,975
Total Investments (109.0%) (Cost $195,884) Including $3,321 of Securities Loaned (l)(m)(n)		189,133
Liabilities in Excess of Other Assets (-9.0%)		(15,655)
Net Assets (100.0%)		$173,478

(a)	Security is subject to delayed delivery.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)

Floating or variable rate securities: The rates disclosed are as of March 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(d)	Inverse Floating Rate Security - Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at March 31, 2020.
(e)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2020, were approximately $3,321,000 and $3,408,000, respectively. The Fund received cash collateral of approximately $1,396,000, which was subsequently invested in Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class as reported in the Portfolio of Investments. The remaining collateral of approximately $2,012,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

(f)	Issuer in bankruptcy.
(g)	Non-income producing security; bond in default.

(h)	Acquired through exchange offer.
(i)

At March 31, 2020, the Fund held a fair valued security valued at $0, representing 0.0% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Company’s (as defined herein) Directors.

(j)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2020, advisory fees paid were reduced by approximately $7,000 relating to the Fund’s investment in the Liquidity Funds.

(k)	Rate shown is the yield to maturity at March 31, 2020.
(l)	Securities are available for collateral in connection with securities purchased on a forward commitment basis, open foreign currency forward exchange contracts, futures contracts and swap agreement.
(m)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2020, the Fund did not engage in any cross-trade transactions.

(n)

At March 31, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $5,845,000 and the aggregate gross unrealized depreciation is approximately $11,212,000, resulting in net unrealized depreciation of approximately $5,367,000.

@	Value is less than $500.
ETF	Exchange Traded Fund.
EURIBOR	Euro Interbank Offered Rate.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
MTN	Medium Term Note.
PAC	Planned Amortization Class.
REMIC	Real Estate Mortgage Investment Conduit.
STRIPS	Separate Trading of Registered Interest and Principal of Securities.
TBA	To Be Announced.

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at March 31, 2020:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Bank of America NA	EUR	6,488		$7,410	6/10/20	$236
Bank of America NA		$228	AUD	346	6/10/20	(15)
Bank of America NA		$225	AUD	346	6/10/20	(12)
Bank of America NA		$250	PLN	945	6/10/20	(22)
Barclays Bank PLC	AUD	2,272		$1,336	6/10/20	(62)
Barclays Bank PLC	GBP	1,257		$1,647	6/10/20	84
Barclays Bank PLC		$249	PLN	945	6/10/20	(20)
BNP Paribas SA	IDR	11,866,127		$806	6/10/20	83
BNP Paribas SA		$38	CAD	54	6/10/20	— @
BNP Paribas SA		$7	RUB	453	6/10/20	(1)
Citibank NA	AUD	3,764		$2,508	6/10/20	192
Citibank NA		$252	CAD	348	6/10/20	(5)
Citibank NA		$1	CAD	1	6/10/20	— @
Citibank NA		$326	MXN	6,876	6/10/20	(39)
Goldman Sachs International	BRL	5,171		$1,113	6/10/20	122
Goldman Sachs International	MXN	26,202		$1,239	6/10/20	146
JPMorgan Chase Bank NA	CHF	949	EUR	894	6/10/20	(1)
JPMorgan Chase Bank NA	CHF	112		$122	6/10/20	5
JPMorgan Chase Bank NA	EUR	220	CHF	233	6/10/20	(1)
JPMorgan Chase Bank NA	EUR	24		$26	6/10/20	(—@ )
JPMorgan Chase Bank NA	EUR	707		$778	6/10/20	(4)
JPMorgan Chase Bank NA	JPY	101,543		$976	6/10/20	29
JPMorgan Chase Bank NA		$254	CHF	234	6/10/20	(11)
JPMorgan Chase Bank NA		$251	CHF	234	6/10/20	(8)
JPMorgan Chase Bank NA		$27	EUR	24	6/10/20	— @
JPMorgan Chase Bank NA		$272	EUR	250	6/10/20	5
JPMorgan Chase Bank NA		$19	GBP	15	6/10/20	1
Royal Bank of Canada	CAD	1,203		$889	6/10/20	33
Royal Bank of Canada	EUR	220	CHF	233	6/10/20	(1)
Royal Bank of Canada		$254	CAD	348	6/10/20	(7)
State Street Bank and Trust Co.		$1,256	EUR	1,136	6/10/20	— @
State Street Bank and Trust Co.		$1,256	EUR	1,136	6/10/20	— @
						$727

Futures Contracts:

The Fund had the following futures contracts open at March 31, 2020:

	Number of Contracts	Expiration Date	Notional Amount (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 2 yr. Note	68	Jun-20	$13,600		$14,986	$109
U.S. Treasury 30 yr. Bond	1	Jun-20	100		179	(1)
U.S. Treasury 5 yr. Note	48	Jun-20	4,800		6,017	3
U.S. Treasury Ultra Long Bond	58	Jun-20	5,800		12,869	270

Short:
German Euro Bund	5	Jun-20	EUR	(500)	(951)	16
U.S. Treasury 10 yr. Note	6	Jun-20	$(600)		(832)	(7)
U.S. Treasury 10 yr. Ultra Long Bond	33	Jun-20	(3,300)		(5,149)	(74)
						$316

Credit Default Swap Agreement:

The Fund had the following credit default swap agreement open at March 31, 2020:

Swap Counterparty and Reference Obligation	Credit Rating of Reference Obligation†	Buy/Sell Protection	Pay/Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment (Received) (000)	Unrealized Appreciation (000)
Morgan Stanley & Co. LLC*
CDX.NA.HY.33	NR	Buy	5.00%	Quarterly	12/20/24	$2,328	$143	$(198)	$341

@	— Value is less than $500.
†	— Credit rating as issued by Standard & Poor’s.
*	— Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.
NR	— Not Rated.
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
JPY	— Japanese Yen
MXN	— Mexican Peso
PEN	— Peruvian Nuevo Sol
PLN	— Polish Zloty
RUB	— Russian Ruble
USD	— United States Dollar

Portfolio Composition**

Classification	Percentage of Total Investments
Industrials	16.7%
Finance	16.2
Agency Fixed Rate Mortgages	15.5
Mortgages - Other	12.3
Short-Term Investments	11.0
Asset-Backed Securities	9.0
Sovereign	7.2
Other***	7.1
Commercial Mortgage-Backed Securities	5.0
Total Investments	100.0	%****

**	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2020.
***	Industries and/or investment types representing less than 5% of total investments.
****

Does not include open long/short futures contracts with a value of approximately $40,983,000 and net unrealized appreciation of approximately $316,000. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $727,000 and does not include an open swap agreement with unrealized appreciation of approximately $341,000.

Morgan Stanley Variable Insurance Fund, Inc.

Emerging Markets Debt Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2020 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (95.1%)
Angola (0.8%)
Sovereign (0.8%)
Angolan Government International Bond,
8.00%, 11/26/29 (a)	$1,990	$831
9.38%, 5/8/48 (a)	890	355
		1,186
Argentina (1.3%)
Corporate Bonds (0.9%)
Province of Santa Fe,
6.90%, 11/1/27 (a)	1,210	641
Provincia de Cordoba,
7.45%, 9/1/24 (a)	440	214
Provincia de Entre Rios Argentina,
8.75%, 2/8/25 (a)	1,470	599
		1,454
Sovereign (0.4%)
Argentine Republic Government International Bond,
7.50%, 4/22/26	2,295	660
		2,114
Azerbaijan (1.6%)
Sovereign (1.6%)
Republic of Azerbaijan International Bond,
3.50%, 9/1/32	2,920	2,476

Bahrain (1.0%)
Sovereign (1.0%)
Bahrain Government International Bond,
7.50%, 9/20/47	1,930	1,633

Belarus (0.4%)
Sovereign (0.4%)
Republic of Belarus International Bond,
6.20%, 2/28/30 (a)	720	659

Brazil (5.0%)
Corporate Bonds (2.3%)
Braskem Netherlands Finance BV,
4.50%, 1/31/30 (a)	1,030	805
CSN Islands XI Corp.,
6.75%, 1/28/28 (a)	1,130	729
Minerva Luxembourg SA,
5.88%, 1/19/28 (a)(b)	1,080	959
Petrobras Global Finance BV,
5.09%, 1/15/30 (a)	769	701
Rumo Luxembourg Sarl,
7.38%, 2/9/24	452	455
		3,649
Sovereign (2.7%)
Brazilian Government International Bond,
4.50%, 5/30/29	420	433
5.00%, 1/27/45	2,469	2,364
6.00%, 4/7/26	1,250	1,424
		4,221
		7,141

Chile (2.6%)
Corporate Bonds (0.9%)
Colbun SA,
3.15%, 3/6/30 (a)	990	869
Geopark Ltd.,
6.50%, 9/21/24 (a)(b)	890	513
		1,382
Sovereign (1.7%)
Chile Government International Bond,
3.50%, 1/25/50	1,650	1,716
3.86%, 6/21/47	230	253
Empresa Nacional del Petroleo,
4.75%, 12/6/21	761	757
		2,726
		4,108
China (6.5%)
Corporate Bond (0.6%)
Fufeng Group Ltd.,
5.88%, 8/28/21	950	997

Sovereign (5.9%)
Sinopec Group Overseas Development 2012 Ltd.,
4.88%, 5/17/42	1,590	1,996
Sinopec Group Overseas Development 2013 Ltd.,
4.38%, 10/17/23	1,670	1,773
Sinopec Group Overseas Development 2018 Ltd.,
2.95%, 11/12/29 (a)(b)	1,600	1,675
Three Gorges Finance I Cayman Islands Ltd.,
2.30%, 6/2/21 (a)	2,090	2,109
3.70%, 6/10/25	750	813
3.70%, 6/10/25 (a)	838	908
		9,274
		10,271
Colombia (2.4%)
Corporate Bonds (0.6%)
Millicom International Cellular SA,
6.63%, 10/15/26 (a)	390	372
Termocandelaria Power Ltd.,
7.88%, 1/30/29 (a)	610	501
		873
Sovereign (1.8%)
Colombia Government International Bond,
3.00%, 1/30/30	556	510
5.00%, 6/15/45	2,210	2,287
		2,797
		3,670
Costa Rica (1.0%)
Sovereign (1.0%)
Costa Rica Government International Bond,
6.13%, 2/19/31 (a)(b)	1,140	969

7.16%, 3/12/45		710	575
			1,544
Croatia (0.4%)
Sovereign (0.4%)
Croatia Government International Bond,
6.00%, 1/26/24		600	651

Dominican Republic (2.9%)
Sovereign (2.9%)
Dominican Republic International Bond,
5.88%, 1/30/60 (a)		320	273
6.00%, 7/19/28 (a)		570	541
6.85%, 1/27/45 (a)		740	686
6.88%, 1/29/26 (a)(b)		1,510	1,515
7.45%, 4/30/44 (a)(b)		739	724
9.75%, 6/5/26 (a)	DOP	44,050	740
			4,479
Ecuador (1.2%)
Sovereign (1.2%)
Ecuador Government International Bond,
7.88%, 1/23/28		$520	148
8.88%, 10/23/27		2,000	547
9.63%, 6/2/27		800	226
9.65%, 12/13/26		1,080	302
10.75%, 1/31/29 (a)		460	132
10.75%, 1/31/29		1,900	546
			1,901
Egypt (3.2%)
Sovereign (3.2%)
Egypt Government International Bond,
4.75%, 4/16/26	EUR	510	485
6.38%, 4/11/31 (a)		1,500	1,318
6.59%, 2/21/28		$1,000	856
7.50%, 1/31/27 (a)		890	813
8.15%, 11/20/59 (a)		1,890	1,550
			5,022
El Salvador (1.5%)
Sovereign (1.5%)
El Salvador Government International Bond,
6.38%, 1/18/27		1,491	1,317
7.12%, 1/20/50 (a)		360	280
8.63%, 2/28/29 (a)		760	744
			2,341
Gabon (0.4%)
Sovereign (0.4%)
Republic of Gabon,
6.63%, 2/6/31 (a)		320	198
6.95%, 6/16/25 (a)		610	411
			609
Ghana (1.3%)
Sovereign (1.3%)
Ghana Government International Bond,
8.63%, 6/16/49 (a)		1,820	1,288
8.95%, 3/26/51 (a)		1,070	760
			2,048

Guatemala (1.0%)
Sovereign (1.0%)
Guatemala Government Bond,
4.88%, 2/13/28	1,610	1,575

Honduras (0.2%)
Sovereign (0.2%)
Honduras Government International Bond,
8.75%, 12/16/20	400	399

Hungary (1.4%)
Sovereign (1.4%)
Hungary Government International Bond,
5.38%, 3/25/24	1,250	1,380
7.63%, 3/29/41	540	845
		2,225
India (0.5%)
Sovereign (0.5%)
Export-Import Bank of India,
3.38%, 8/5/26 (a)	790	756

Indonesia (6.2%)
Sovereign (6.2%)
Indonesia Government International Bond,
3.85%, 7/18/27	400	405
4.13%, 1/15/25	2,564	2,646
4.75%, 1/8/26 (a)	830	880
4.75%, 1/8/26	990	1,050
5.35%, 2/11/49 (b)	950	1,086
5.88%, 1/15/24	1,250	1,363
Pertamina Persero PT,
6.45%, 5/30/44 (a)	1,030	1,133
6.50%, 11/7/48 (a)	1,000	1,109
		9,672
Iraq (0.5%)
Sovereign (0.5%)
Iraq International Bond,
6.75%, 3/9/23 (a)	1,020	831

Jamaica (1.1%)
Sovereign (1.1%)
Jamaica Government International Bond,
7.88%, 7/28/45	720	778
8.00%, 3/15/39	860	946
		1,724
Jordan (0.4%)
Sovereign (0.4%)
Jordan Government International Bond,
7.38%, 10/10/47 (a)	840	709

Kazakhstan (1.9%)
Sovereign (1.9%)
Kazakhstan Government International Bond,
5.13%, 7/21/25 (a)	200	216
5.13%, 7/21/25	1,000	1,080
6.50%, 7/21/45	320	421
KazMunayGas National Co., JSC,
6.38%, 10/24/48 (a)	1,280	1,273
		2,990

Kenya (0.8%)
Sovereign (0.8%)
Kenya Government International Bond,
8.00%, 5/22/32 (a)		1,310	1,215

Lebanon (0.4%)
Sovereign (0.4%)
Lebanon Government International Bond,
6.85%, 3/23/27 — 5/25/29 (c)(d)		2,940	564

Lithuania (0.3%)
Sovereign (0.3%)
Lithuania Government International Bond,
6.63%, 2/1/22		430	465

Malaysia (0.5%)
Sovereign (0.5%)
Petronas Capital Ltd.,
3.50%, 3/18/25		720	734

Mexico (6.4%)
Corporate Bond (0.7%)
Orbia Advance Corp SAB de CV,
5.50%, 1/15/48 (a)		1,240	1,088

Sovereign (5.7%)
Banco Nacional de Comercio Exterior SNC,
3.80%, 8/11/26 (a)		243	221
Mexican Bonos,
Series M
7.50%, 6/3/27	MXN	18,115	777
Mexico Government International Bond,
3.75%, 1/11/28		$1,290	1,289
4.15%, 3/28/27		1,244	1,268
4.50%, 4/22/29		410	422
4.60%, 1/23/46		580	580
Petroleos Mexicanos,
6.84%, 1/23/30 (a)		1,501	1,094
6.95%, 1/28/60 (a)		470	320
7.69%, 1/23/50		450	315
7.69%, 1/23/50 (a)		3,888	2,723
			9,009
			10,097
Nigeria (2.3%)
Corporate Bond (0.5%)
IHS Netherlands Holdco BV,
8.00%, 9/18/27 (a)		950	788

Sovereign (1.8%)
Nigeria Government International Bond,
6.38%, 7/12/23		670	560
6.50%, 11/28/27 (a)		920	644
7.14%, 2/23/30 (a)		860	604
9.25%, 1/21/49 (a)		1,400	996
			2,804
			3,592

Oman (1.2%)
Sovereign (1.2%)
Oman Government International Bond,
6.00%, 8/1/29 (a)	2,600	1,877

Panama (3.1%)
Sovereign (3.1%)
Aeropuerto Internacional de Tocumen SA,
5.63%, 5/18/36 (a)	1,245	1,276
Panama Government International Bond,
3.87%, 7/23/60	470	475
4.00%, 9/22/24	1,264	1,316
4.50%, 4/1/56 (e)	700	765
8.88%, 9/30/27	763	1,037
		4,869
Paraguay (1.8%)
Sovereign (1.8%)
Paraguay Government International Bond,
4.63%, 1/25/23 (a)	320	325
4.70%, 3/27/27 (a)	733	748
5.40%, 3/30/50 (a)	610	622
6.10%, 8/11/44 (a)	1,060	1,129
		2,824
Peru (3.6%)
Sovereign (3.6%)
Corporación Financiera de Desarrollo SA,
5.25%, 7/15/29 (a)	1,298	1,253
Peruvian Government International Bond,
5.63%, 11/18/50	890	1,335
6.55%, 3/14/37	1,150	1,682
Petroleos del Peru SA,
4.75%, 6/19/32 (a)	1,490	1,369
		5,639
Philippines (2.4%)
Sovereign (2.4%)
Philippine Government International Bond,
3.95%, 1/20/40	836	919
9.50%, 2/2/30	1,849	2,796
		3,715
Poland (2.0%)
Sovereign (2.0%)
Republic of Poland Government International Bond,
3.00%, 3/17/23	1,290	1,345
4.00%, 1/22/24 (b)	1,430	1,562
5.00%, 3/23/22	250	267
		3,174
Qatar (3.7%)
Sovereign (3.7%)
Qatar Government International Bond,
4.00%, 3/14/29	1,700	1,825
4.82%, 3/14/49 (a)	3,320	3,927
		5,752

Romania (0.4%)
Sovereign (0.4%)
Romanian Government International Bond,
4.38%, 8/22/23		600	622

Russia (4.2%)
Sovereign (4.2%)
Russian Foreign Bond - Eurobond,
4.50%, 4/4/22		2,400	2,488
5.63%, 4/4/42		3,400	4,154
			6,642
Saudi Arabia (2.0%)
Sovereign (2.0%)
Saudi Government International Bond,
4.38%, 4/16/29		1,300	1,403
5.25%, 1/16/50 (a)(b)		1,530	1,719
			3,122
Senegal (0.5%)
Sovereign (0.5%)
Senegal Government International Bond,
6.25%, 5/23/33 (a)		920	832

South Africa (1.2%)
Sovereign (1.2%)
Eskom Holdings SOC Ltd.,
6.75%, 8/6/23		560	420
7.13%, 2/11/25		760	548
8.45%, 8/10/28 (a)		1,220	847
			1,815
Sri Lanka (0.8%)
Sovereign (0.8%)
Sri Lanka Government International Bond,
6.20%, 5/11/27		2,000	1,220

Turkey (2.6%)
Sovereign (2.6%)
Turkey Government International Bond,
4.88%, 4/16/43		630	441
5.63%, 3/30/21		1,204	1,199
6.88%, 3/17/36		1,200	1,063
7.25%, 12/23/23		1,480	1,452
			4,155
Ukraine (4.1%)
Sovereign (4.1%)
Ukraine Government International Bond,
6.75%, 6/20/26 (a)	EUR	360	354
7.75%, 9/1/23 — 9/1/26	$4,390		4,095
9.75%, 11/1/28 (a)		290	283
9.75%, 11/1/28		1,680	1,640
			6,372
United Arab Emirates (1.7%)
Sovereign (1.7%)
Abu Dhabi Government International Bond,
2.50%, 9/30/29 (a)		1,750	1,707
3.13%, 5/3/26		938	960
			2,667

Uruguay (1.6%)
Sovereign (1.6%)
Uruguay Government International Bond,
4.38%, 10/27/27	1,100	1,196
5.10%, 6/18/50	1,220	1,393
		2,589
Venezuela (0.7%)
Sovereign (0.7%)
Petroleos de Venezuela SA,
6.00%, 11/15/26 (c)(d)	15,740	1,102
Total Fixed Income Securities (Cost $176,153)		149,118

	No. of Warrants
Warrants (0.0%)
Nigeria (0.0%)
Central Bank of Nigeria Bond, 0.00% expires 11/15/20	750	18
Venezuela (0.0%)
Venezuela Government International Bond, Oil-Linked Payment Obligation, 0.00% expires 4/15/20	3,750	9
Total Warrants (Cost $—)		27

	Shares	Value (000)
Short-Term Investments (6.7%)
Securities held as Collateral on Loaned Securities (2.6%)
Investment Company (2.2%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (f) (Cost $3,451)	3,450,905	3,451

	Face Amount (000)
Repurchase Agreements (0.4%)
Barclays Capital, Inc., (0.01%, dated 3/31/20, due 4/1/20; proceeds $328; fully collateralized by U.S. Government obligations; 0.05% -1.25% due 7/15/20 - 1/31/22; valued at $335)	$328	328
HSBC Securities USA, Inc., (0.01%, dated 3/31/20, due 4/1/20; proceeds $144; fully collateralized by U.S. Government obligations; 0.00% - 2.88% due 5/14/20 - 8/15/46; valued at $147)	144	144
Merrill Lynch & Co., Inc., (0.01%, dated 3/31/20, due 4/1/20; proceeds $113; fully collateralized by a U.S. Government obligation; 2.00% due 1/15/21; valued at $115)	113	113
		585
Total Securities held as Collateral on Loaned Securities (Cost $4,036)		4,036

	Shares
Investment Company (4.1%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (f) (Cost $6,482)	6,482,377	6,482
Total Short-Term Investments (Cost $10,518)		10,518
Total Investments (101.8%) (Cost $186,671) Including $8,927of Securities Loaned (g)(h)(i)		159,663
Liabilities in Excess of Other Assets (-1.8%)		(2,871)
Net Assets (100.0%)		$156,792

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2020, were approximately $8,927,000 and $8,991,000, respectively. The Fund received cash collateral of approximately $4,062,000 of which approximately $4,036,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. At March 31, 2020, there was uninvested cash collateral of approximately $26,000, which is not reflected in the Portfolio of Investments. The remaining collateral of approximately $4,929,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

(c)	Issuer in bankruptcy.
(d)	Non-income producing security; bond in default.
(e)	When-issued security.
(f)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2020, advisory fees paid were reduced by approximately $4,000 relating to the Fund’s investment in the Liquidity Funds.

(g)	Securities are available for collateral in connection with purchase of when-issued security and an open foreign currency forward exchange contract.
(h)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2020, the Fund did not engage in any cross-trade transactions.

(i)

At March 31, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $4,344,000 and the aggregate gross unrealized depreciation is approximately $31,327000, resulting in net unrealized depreciation of approximately $26,983,000.

Foreign Currency Forward Exchange Contract:

The Fund had the following foreign currency forward exchange contract open at March 31, 2020:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)	Delivery Date	Unrealized Appreciation (000)
BNP Paribas SA	EUR	2,550	$2,845	6/10/20	$25

DOP	— Dominican Peso
EUR	— Euro
MXN	— Mexican Peso
USD	— United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Sovereign	89.2%
Corporate Bonds	6.6
Other**	4.2
Total Investments	100.0	%***

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2020.
**	Industries and/or investment types representing less than 5% of total investments.
***	Does not include an open foreign currency forward exchange contract with unrealized appreciation of approximately $25,000.

Morgan Stanley Variable Insurance Fund, Inc.

Emerging Markets Equity Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2020 (unaudited)

	Shares	Value (000)
Common Stocks (99.0%)
Argentina (0.7%)
Globant SA (a)	12,494	$1,098

Brazil (7.5%)
Ambev SA	682,437	1,566
Atacadao SA	427,035	1,695
Banco do Brasil SA	319,624	1,716
Hapvida Participacoes e Investimentos SA	159,977	1,305
Lojas Renner SA	247,136	1,596
Petroleo Brasileiro SA	260,936	710
Petroleo Brasileiro SA (Preference)	296,713	799
Rumo SA (a)	343,104	1,298
Telefonica Brasil SA (Preference)	198,400	1,888
		12,573
China (36.9%)
Alibaba Group Holding Ltd. (a)(b)	62,300	1,510
Alibaba Group Holding Ltd. ADR (a)	49,895	9,704
Anhui Conch Cement Co., Ltd., Class A	289,884	2,220
Baidu, Inc. ADR (a)	6,678	673
Bank of China Ltd. H Shares (b)	7,634,000	2,906
China Construction Bank Corp. H Shares (b)	4,597,230	3,737
China International Capital Corp., Ltd. H Shares (b)	359,200	575
China Life Insurance Co., Ltd. H Shares (b)	388,000	749
China Mengniu Dairy Co., Ltd. (a)(b)	677,000	2,335
China Mobile Ltd. (b)	172,000	1,289
China Overseas Land & Investment Ltd. (b)	440,000	1,349
China Resources Beer Holdings Co., Ltd. (b)	484,000	2,194
China Resources Land Ltd. (b)	248,000	1,012
CSPC Pharmaceutical Group Ltd. (b)	950,000	1,869
Hua Hong Semiconductor Ltd. (b)(c)	440,000	791
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	260,268	1,088
Jiangsu Hengrui Medicine Co., Ltd., Class A	46,999	603
Kweichow Moutai Co., Ltd., Class A	16,191	2,516
New Oriental Education & Technology Group, Inc. ADR (a)	19,813	2,144
Ping An Insurance Group Co. of China Ltd., Class A	134,789	1,304
Ping An Insurance Group Co. of China Ltd. H Shares (b)	167,500	1,636
Shandong Weigao Group Medical Polymer Co., Ltd. (b)	418,000	525
Shenzhou International Group Holdings Ltd. (b)	200,000	2,098
Sino Biopharmaceutical Ltd. (b)	1,030,000	1,344
Sinopharm Group Co., Ltd. H Shares (b)	130,000	288
TAL Education Group ADR (a)	27,477	1,463
Tencent Holdings Ltd. (b)	238,200	11,774
Universal Scientific Industrial Shanghai Co., Ltd., Class A	433,195	957
Yihai International Holding Ltd. (a)(b)	112,000	844
		61,497
Egypt (0.7%)
Commercial International Bank Egypt SAE	327,579	1,209

Germany (0.5%)
Adidas AG	3,439	764

Hong Kong (0.4%)
Budweiser Brewing Co. APAC Ltd. (a)	290,000	746

Hungary (1.2%)
Richter Gedeon Nyrt	105,697	1,993

India (7.7%)
Axis Bank Ltd.	217,845	1,089
Bharti Airtel Ltd. (a)	201,896	1,177

Eicher Motors Ltd.	4,223	727
HDFC Bank Ltd. ADR	27,365	1,052
ICICI Bank Ltd.	287,402	1,251
ICICI Bank Ltd. ADR	37,088	315
ICICI Prudential Life Insurance Co., Ltd.	186,060	870
IndusInd Bank Ltd.	76,740	359
Infosys Ltd.	169,337	1,403
Infosys Ltd. ADR	55,106	452
Larsen & Toubro Ltd.	87,557	934
Reliance Industries Ltd.	112,216	1,636
SBI Cards & Payment Services Ltd.	42,007	344
Shree Cement Ltd.	5,244	1,208
		12,817
Indonesia (3.8%)
Astra International Tbk PT	3,584,300	852
Bank Central Asia Tbk PT	2,331,900	3,929
Bank Rakyat Indonesia Persero Tbk PT	8,826,000	1,619
		6,400
Korea, Republic of (5.8%)
Hotel Shilla Co., Ltd.	10,648	609
LG Chem Ltd.	2,463	610
NCSoft Corp.	3,235	1,727
Samsung Biologics Co., Ltd. (a)	1,975	774
Samsung Electronics Co., Ltd.	129,351	5,029
SK Hynix, Inc.	12,416	840
		9,589
Mexico (2.9%)
Grupo Financiero Banorte SAB de CV Series O	485,316	1,330
Infraestructura Energetica Nova SAB de CV	392,779	1,205
Wal-Mart de Mexico SAB de CV	982,221	2,314
		4,849
Peru (1.7%)
Cia de Minas Buenaventura SAA ADR	182,363	1,329
Credicorp Ltd.	10,104	1,446
		2,775
Philippines (0.7%)
Ayala Land, Inc.	1,054,420	622
Jollibee Foods Corp.	269,090	560
		1,182
Poland (2.6%)
Jeronimo Martins SGPS SA	116,118	2,096
LPP SA	944	1,187
Santander Bank Polska SA	25,442	1,061
		4,344
Russia (6.0%)
MMC Norilsk Nickel PJSC ADR	83,518	2,069
Rosneft Oil Co., PJSC (Registered GDR)	356,668	1,436
Sberbank of Russia PJSC ADR	208,001	1,959
X5 Retail Group N.V. GDR	94,514	2,526
Yandex N.V., Class A (a)	58,659	1,997
		9,987
Singapore (0.5%)
DBS Group Holdings Ltd.	60,500	789

South Africa (2.9%)
Bidvest Group Ltd. (The) (c)	165,642	1,350
Capitec Bank Holdings Ltd.	24,920	1,226
Clicks Group Ltd.	120,980	1,744
Reunert Ltd.	205,391	501
		4,821
Taiwan (11.2%)
ASE Technology Holding Co., Ltd.	434,738	842
Cathay Financial Holding Co., Ltd.	413,000	481
CTBC Financial Holding Co., Ltd.	1,987,000	1,170
Eclat Textile Co., Ltd.	54,000	428
Hon Hai Precision Industry Co., Ltd.	182,972	421
Largan Precision Co., Ltd.	4,000	505
MediaTek, Inc.	130,000	1,395
Mega Financial Holding Co., Ltd.	1,298,000	1,219
Nanya Technology Corp.	269,000	473
President Chain Store Corp.	26,000	243
Taiwan Semiconductor Manufacturing Co., Ltd.	1,195,000	10,758
Vanguard International Semiconductor Corp.	381,000	739
		18,674
Thailand (1.7%)
Bangkok Dusit Medical Services PCL (Foreign Shares)	1,380,300	790
Central Retail Corp. PCL (a)	782,500	668
CP ALL PCL (Foreign Shares)	531,000	981
Muangthai Capital PCL (Foreign Shares)	452,800	480
		2,919
Turkey (1.2%)
Akbank T.A.S. (a)	2,442,160	2,051

United Kingdom (0.2%)
Avast PLC	65,726	318

United States (2.2%)
ASML Holding NV	3,383	885
MercadoLibre, Inc. (a)	1,790	875
NIKE, Inc., Class B	22,613	1,871
		3,631
Total Common Stocks (Cost $162,209)		165,026

Short-Term Investments (2.0%)
Securities held as Collateral on Loaned Securities (0.4%)
Investment Company (0.4%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (d) (Cost $640)	639,706	640
Investment Company (1.6%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (d) (Cost $2,624)	2,624,322	2,624
Total Short-Term Investments (Cost $3,264)		3,264
Total Investments (101.0%) (Cost $165,473) Including $911 of Securities Loaned (e)(f)(g)(h)		168,290
Liabilities in Excess of Other Assets (-1.0%)		(1,705)
Net Assets (100.0%)		$166,585

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2020, were approximately $911,000 and $909,000, respectively. The Fund received cash collateral of approximately $640,000, which was subsequently invested in Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class as reported in the Portfolio of Investments. The remaining collateral of approximately $269,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

(d)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2020, advisory fees paid were reduced by approximately $1,000 relating to the Fund’s investment in the Liquidity Funds.

(e)

The approximate fair value and percentage of net assets, $119,037,000 and 71.5%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(f)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2020, the Fund did not engage in any cross-trade transactions.

(g)	Securities are available for collateral in connection with an open foreign currency forward exchange contract.
(h)

At March 31, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $36,100,000 and the aggregate gross unrealized depreciation is approximately $33,365,000, resulting in net unrealized appreciation of approximately $2,735,000.

ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
PJSC	Public Joint Stock Company.

Foreign Currency Forward Exchange Contract:

The Fund had the following foreign currency forward exchange contract open at March 31, 2020:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)	Delivery Date	Unrealized Depreciation (000)
Goldman Sachs International	HKD	266,170	$34,245	5/5/20	$(82)

HKD	—	Hong Kong Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	48.5%
Banks	18.8
Semiconductors & Semiconductor Equipment	10.0
Interactive Media & Services	8.6
Internet & Direct Marketing Retail	7.2
Food & Staples Retailing	6.9
Total Investments	100.0	%***

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2020.
**	Industries and/or investment types representing less than 5% of total investments.
***	Does not include an open foreign currency forward exchange contract with unrealized depreciation of approximately $82,000.

Morgan Stanley Variable Insurance Fund, Inc.

Global Franchise Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2020 (unaudited)

	Shares	Value (000)
Common Stocks (99.2%)
France (5.7%)
L’Oreal SA (BSRM)	3,162	$818
LVMH Moet Hennessy Louis Vuitton SE	828	304
Pernod Ricard SA	3,777	536
		1,658
Germany (5.1%)
SAP SE	13,337	1,489

Italy (0.6%)
Davide Campari-Milano SpA	25,169	180

Netherlands (3.1%)
Heineken N.V.	10,582	898

United Kingdom (18.0%)
British American Tobacco PLC	24,331	829
Experian PLC	17,338	482
Reckitt Benckiser Group PLC	31,337	2,387
RELX PLC (Euronext N.V.)	12,859	275
RELX PLC (LSE)	33,255	710
Unilever PLC	11,127	561
		5,244
United States (66.7%)
Abbott Laboratories	14,678	1,158
Accenture PLC, Class A	7,725	1,261
Automatic Data Processing, Inc.	9,030	1,234
Baxter International, Inc.	15,936	1,294
Becton Dickinson & Co.	4,618	1,061
Coca-Cola Co. (The)	18,137	803
Danaher Corp.	8,319	1,152
Factset Research Systems, Inc.	1,547	403
Fidelity National Information Services, Inc.	6,484	789
Fox Corp., Class A	10,838	256
Fox Corp., Class B (a)	6,049	138
Microsoft Corp.	17,378	2,741
Moody’s Corp.	1,406	297
NIKE, Inc., Class B	6,956	576
Philip Morris International, Inc.	33,651	2,455
Procter & Gamble Co. (The)	6,699	737
Thermo Fisher Scientific, Inc.	3,304	937
Visa, Inc., Class A	9,687	1,561
Zoetis, Inc.	4,862	572
		19,425
Total Common Stocks (Cost $20,104)		28,894

Short-Term Investment (2.2%)
Investment Company (2.2%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (b) (Cost $643)	642,893	643
Total Investments (101.4%) (Cost $20,747) (c)(d)(e)		29,537
Liabilities in Excess of Other Assets (-1.4%)		(403)
Net Assets (100.0%)		$29,134

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2020, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Funds.

(c)

The approximate fair value and percentage of net assets, $9,469,000 and 32.5%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(d)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2020, the Fund did not engage in any cross-trade transactions.

(e)

At March 31, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $9,498,000 and the aggregate gross unrealized depreciation is approximately $708,000, resulting in net unrealized appreciation of approximately $8,790,000.

Euronext N.V.	Euronext Amsterdam Stock Market.
LSE	London Stock Exchange.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	18.6%
Information Technology Services	16.4
Health Care Equipment & Supplies	15.8
Software	14.3
Tobacco	11.1
Household Products	10.6
Beverages	8.2
Professional Services	5.0
Total Investments	100.0%

*    Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Variable Insurance Fund, Inc.

Global Infrastructure Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2020 (unaudited)

	Shares	Value (000)
Common Stocks (96.7%)
Australia (5.1%)
APA Group	78,342	$497
Atlas Arteria Ltd.	181,421	613
Spark Infrastructure Group	501,984	606
Sydney Airport	118,294	409
Transurban Group	188,849	1,406
		3,531
Brazil (0.3%)
Energisa SA (Units) (a)	29,900	217

Canada (9.7%)
Enbridge, Inc.	66,519	1,937
Gibson Energy, Inc.	120,236	1,388
Pembina Pipeline Corp. (b)	16,510	310
TC Energy Corp.	69,202	3,076
		6,711
China (5.4%)
China Everbright International Ltd. (c)	1,956,000	1,112
China Gas Holdings Ltd. (c)	483,600	1,672
China Tower Corp. Ltd. H Shares (c)	2,922,000	650
ENN Energy Holdings Ltd. (c)	28,900	280
		3,714
Denmark (0.2%)
Orsted A/S	1,172	115

France (3.4%)
Aeroports de Paris (ADP)	2,320	224
Getlink SE	37,840	458
Vinci SA	20,440	1,670
		2,352
India (2.6%)
Azure Power Global Ltd. (d)	116,381	1,781

Italy (3.8%)
Atlantia SpA (b)	7,016	87
Infrastrutture Wireless Italiane SpA	72,760	788
Snam SpA	88,640	405
Terna Rete Elettrica Nazionale SpA	214,310	1,347
		2,627
Japan (2.0%)
Japan Airport Terminal Co., Ltd. (b)	5,200	200
Tokyo Gas Co., Ltd.	49,800	1,173
		1,373
Mexico (3.0%)
Promotora y Operadora de Infraestructura SAB de CV	311,921	2,093

New Zealand (0.2%)
Auckland International Airport Ltd.	51,063	152

Spain (5.6%)
Aena SME SA	2,470	268
Atlantica Yield PLC	69,721	1,555
Cellnex Telecom SA	17,852	810
Ferrovial SA	40,456	960

Red Electrica Corp., SA	14,750	265
		3,858
Switzerland (0.4%)
Flughafen Zurich AG (Registered) (d)	2,080	233

United Kingdom (10.9%)
National Grid PLC	355,974	4,159
Pennon Group PLC	126,926	1,697
Severn Trent PLC	29,879	846
United Utilities Group PLC	71,819	804
		7,506
United States (44.1%)
Ameren Corp.	5,510	401
American Electric Power Co., Inc.	4,260	341
American Tower Corp. REIT	30,800	6,707
American Water Works Co., Inc.	13,450	1,608
Atmos Energy Corp.	19,867	1,971
Cheniere Energy, Inc. (d)	17,573	589
CMS Energy Corp.	10,030	589
Consolidated Edison, Inc.	2,760	215
Crown Castle International Corp. REIT	29,695	4,288
Edison International	24,717	1,354
Essential Utilities, Inc.	27,423	1,116
Evergy, Inc.	11,180	616
Eversource Energy	21,909	1,714
Kinder Morgan, Inc.	62,013	863
NiSource, Inc.	57,893	1,446
SBA Communications Corp. REIT	8,480	2,289
Sempra Energy	19,596	2,214
Waste Management, Inc.	13,290	1,230
Williams Cos., Inc. (The)	12,210	173
Xcel Energy, Inc.	11,670	704
		30,428
Total Common Stocks (Cost $58,418)		66,691

Short-Term Investment (4.0%)
Investment Company (4.0%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (e) (Cost $2,739)	2,739,242	2,739
Total Investments (100.7%) (Cost $61,157) Including $484 of Securities Loaned (f)(g)(h)		69,430
Liabilities in Excess of Other Assets (-0.7%)		(458)
Net Assets (100.0%)		$68,972

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.
(b)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2020, were approximately $484,000 and $500,000, respectively. The Fund received non-cash collateral of approximately $500,000 in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge, and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

(c)	Security trades on the Hong Kong exchange.
(d)	Non-income producing security.

(e)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2020, advisory fees paid were reduced by approximately $1,000 relating to the Fund’s investment in the Liquidity Funds.

(f)

The approximate fair value and percentage of net assets, $23,906,000 and 34.7%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(g)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2020, the Fund did not engage in any cross-trade transactions.

(h)

At March 31, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $12,003,000 and the aggregate gross unrealized depreciation is approximately $3,730,000, resulting in net unrealized appreciation of approximately $8,273,000.

REIT	Real Estate Investment Trust.

Portfolio Composition*

Classification	Percentage of Total Investments
Oil & Gas Storage & Transportation	25.9%
Communications	22.4
Electricity Transmission & Distribution	15.7
Other**	14.0
Water	10.3
Toll Roads	6.7
Renewables	5.0
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2020.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Variable Insurance Fund, Inc.

Global Real Estate Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2020 (unaudited)

	Shares	Value (000)
Common Stocks (98.8%)
Australia (2.1%)
Dexus REIT	65,316	$362
Goodman Group REIT	5,080	37
GPT Group (The) REIT	93,475	208
Mirvac Group REIT	91,521	116
Scentre Group REIT	166,488	160
Stockland REIT	20,416	31
Vicinity Centres REIT	66,647	42
		956
Canada (1.6%)
Boardwalk REIT	1,914	31
Crombie Real Estate Investment Trust REIT	8,510	75
First Capital Real Estate Investment Trust	26,622	258
H&R Real Estate Investment Trust REIT	5,783	37
RioCan Real Estate Investment Trust REIT	24,806	284
SmartCentres Real Estate Investment Trust REIT	2,615	35
		720
China (1.8%)
China Overseas Land & Investment Ltd. (a)	46,000	141
China Resources Land Ltd. (a)	62,000	253
Longfor Group Holdings Ltd. (a)	52,500	253
Midea Real Estate Holding Ltd. (a)	21,600	53
Poly Property Development Co., Ltd., Class H (a)(b)	7,000	59
Shimao Property Holdings Ltd. (a)	11,000	38
Sunac China Holdings Ltd. (a)	4,000	18
		815
Finland (0.4%)
Kojamo Oyj	8,764	166

France (4.3%)
Carmila SA REIT	4,824	69
Covivio REIT	1,360	76
Gecina SA REIT	3,850	507
ICADE REIT	370	29
Klepierre SA REIT	31,790	606
Mercialys SA REIT	21,099	154
Unibail-Rodamco-Westfield REIT	8,483	486
		1,927
Germany (4.2%)
ADO Properties SA	2,335	53
Alstria Office AG REIT	11,167	160
Deutsche Wohnen SE	15,741	596
LEG Immobilien AG	1,997	224
Vonovia SE	17,445	868
		1,901
Hong Kong (8.4%)
China Merchants Commercial Real Estate Investment Trust REIT (b)	106,155	35
CK Asset Holdings Ltd.	37,500	203
Hang Lung Properties Ltd.	99,000	200
Hongkong Land Holdings Ltd.	141,500	529
Hysan Development Co., Ltd.	12,921	42
Link REIT	67,264	567
New World Development Co., Ltd.	239,585	255
Sun Hung Kai Properties Ltd.	81,393	1,064
Swire Properties Ltd.	196,700	550

Wharf Real Estate Investment Co., Ltd.	80,420	328
		3,773
Ireland (0.5%)
Hibernia REIT PLC	220,389	254

Japan (11.0%)
Activia Properties, Inc. REIT	23	75
Advance Residence Investment Corp. REIT	68	197
Daiwa House Investment Corp. REIT	13	32
Daiwa Office Investment Corp. REIT	23	128
GLP J-REIT	126	143
Hulic Co., Ltd.	10,300	104
Hulic REIT, Inc.	25	29
Invincible Investment Corp. REIT	281	63
Japan Hotel REIT Investment Corp.	263	77
Japan Prime Realty Investment Corp. REIT	8	24
Japan Real Estate Investment Corp. REIT	82	482
Japan Retail Fund Investment Corp. REIT	87	99
Kenedix Office Investment Corp. REIT	23	122
Kenedix, Inc.	5,700	21
Mitsubishi Estate Co., Ltd.	53,400	789
Mitsubishi Estate Logistics REIT Investment Corp. REIT	10	33
Mitsui Fudosan Co., Ltd.	41,400	717
Mitsui Fudosan Logistics Park, Inc. REIT	18	76
Mori Trust Sogo Reit, Inc.	46	56
Nippon Building Fund, Inc. REIT	97	652
Nippon Prologis, Inc. REIT	35	88
Nomura Real Estate Master Fund, Inc. REIT	179	228
Orix, Inc. J-REIT	38	50
Premier Investment Corp. REIT	36	40
Sumitomo Realty & Development Co., Ltd.	19,700	481
Tokyo Tatemono Co., Ltd.	1,400	15
United Urban Investment Corp. REIT	124	124
		4,945
Malta (0.0%)
BGP Holdings PLC (b)(c)	5,886,464	8

Netherlands (0.6%)
Eurocommercial Properties N.V. CVA REIT	14,561	141
NSI N.V. REIT	3,039	122
		263
Norway (0.5%)
Entra ASA	15,339	183
Norwegian Property ASA	34,158	35
		218
Singapore (1.6%)
Ascendas Real Estate Investment Trust REIT	111,124	220
CapitaLand Commercial Trust REIT	43,192	47
CapitaLand Mall Trust REIT	45,700	57
Frasers Logistics & Industrial Trust REIT	129,400	80
Keppel DC REIT	26,700	43
Mapletree Commercial Trust REIT	86,012	110
Mapletree Industrial Trust REIT	26,000	44
Mapletree Logistics Trust REIT	67,700	75
UOL Group Ltd.	9,074	42
		718
Spain (1.1%)
Inmobiliaria Colonial Socimi SA REIT	22,151	209
Merlin Properties Socimi SA REIT	40,852	308
		517

Sweden (0.9%)
Atrium Ljungberg AB, Class B	4,640	72
Castellum AB	2,627	44
Fabege AB	7,791	100
Hufvudstaden AB, Class A	11,001	150
Kungsleden AB	4,086	31
		397
Switzerland (0.2%)
PSP Swiss Property AG (Registered)	936	117

United Kingdom (5.4%)
British Land Co., PLC (The) REIT	125,256	522
Capital & Counties Properties PLC	42,986	88
Derwent London PLC REIT	8,228	332
Grainger PLC	12,456	40
Great Portland Estates PLC REIT	31,581	266
Hammerson PLC REIT	148,869	142
Intu Properties PLC REIT (b)	36,728	2
Land Securities Group PLC REIT	89,353	616
Segro PLC REIT	10,596	100
Shaftesbury PLC REIT	2,256	17
St. Modwen Properties PLC	21,904	90
UNITE Group PLC (The) REIT	1,748	17
Urban & Civic PLC	57,400	147
Workspace Group PLC REIT	4,102	39
		2,418
United States (54.2%)
Alexandria Real Estate Equities, Inc. REIT	3,400	466
American Campus Communities, Inc. REIT	18,350	509
American Homes 4 Rent, Class A REIT	8,217	191
Apartment Investment & Management Co., Class A REIT	6,531	230
AvalonBay Communities, Inc. REIT	7,167	1,055
Boston Properties, Inc. REIT	14,278	1,317
Brixmor Property Group, Inc. REIT	980	9
Camden Property Trust REIT	8,361	663
Cousins Properties, Inc. REIT	14,569	426
CubeSmart REIT	19,477	522
DiamondRock Hospitality Co. REIT	89,068	452
Digital Realty Trust, Inc. REIT	7,170	996
Diversified Healthcare Trust REIT	9,230	33
Douglas Emmett, Inc. REIT	6,319	193
Duke Realty Corp. REIT	13,181	427
Equity Lifestyle Properties, Inc. REIT	230	13
Equity Residential REIT	15,333	946
Essex Property Trust, Inc. REIT	1,838	405
Extra Space Storage, Inc. REIT	3,390	325
Five Star Senior Living, Inc. (b)	621	2
Gaming and Leisure Properties, Inc. REIT	8,318	230
Healthcare Realty Trust, Inc. REIT	28,961	809
Healthcare Trust of America, Inc., Class A REIT	10,168	247
Healthpeak Properties, Inc. REIT	12,566	300
Highwoods Properties, Inc. REIT	2,750	97
Host Hotels & Resorts, Inc. REIT	105,880	1,169
Hudson Pacific Properties, Inc. REIT	26,711	677
Invitation Homes, Inc. REIT	24,896	532
JBG SMITH Properties REIT	10,026	319
Kilroy Realty Corp. REIT	3,972	253
Lexington Realty Trust REIT	13,830	137
Life Storage, Inc. REIT	1,795	170
Macerich Co. (The) REIT	53,212	300
Mack-Cali Realty Corp. REIT	12,194	186
Mid-America Apartment Communities, Inc. REIT	3,267	337
Paramount Group, Inc. REIT	40,714	358
ProLogis, Inc. REIT	28,827	2,317
Public Storage REIT	4,386	871

QTS Realty Trust, Inc., Class A REIT	519	30
Regency Centers Corp. REIT	8,128	312
Simon Property Group, Inc. REIT	29,395	1,613
SL Green Realty Corp. REIT	37,451	1,614
Sunstone Hotel Investors, Inc. REIT	51,947	452
UDR, Inc. REIT	6,943	254
Ventas, Inc. REIT	17,510	469
Vornado Realty Trust REIT	17,921	649
Weingarten Realty Investors REIT	22,681	327
Welltower, Inc. REIT	4,254	195
		24,404
Total Investments (98.8%) (Cost $51,150) (d)(e)(f)		44,517
Other Assets in Excess of Liabilities (1.2%)		523
Net Assets (100.0%)		$45,040

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Security trades on the Hong Kong exchange.
(b)	Non-income producing security.
(c)

At March 31, 2020, the Fund held a fair valued security valued at approximately $8,000, representing less than 0.05% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Company’s (as defined herein) Directors.

(d)

The approximate fair value and percentage of net assets, $19,385,000 and 43.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(e)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2020, the Fund did not engage in any cross-trade transactions.

(f)

At March 31, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $6,368,000 and the aggregate gross unrealized depreciation is approximately $13,001,000, resulting in net unrealized depreciation of approximately $6,633,000.

CVA	Certificaten Van Aandelen.
REIT	Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Diversified	25.3%
Office	21.9
Residential	16.9
Retail	12.9
Other*	10.0
Industrial	8.0
Lodging/Resorts	5.0
Total Investments	100.0%

*    Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Variable Insurance Fund, Inc.

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

March 31, 2020 (unaudited)

		Face Amount (000)	Value (000)
Fixed Income Securities (48.6%)
Agency Adjustable Rate Mortgage (0.0%)
United States (0.0%)
Federal Home Loan Mortgage Corporation,
Conventional Pool:
12 Month USD LIBOR + 1.62%, 2.40%, 7/1/45 (Cost $35)		$35	$35
Agency Fixed Rate Mortgages (4.2%)
United States (4.2%)
Federal Home Loan Mortgage Corporation,
Conventional Pools:
4.00%, 4/1/49		239	255
4.50%, 1/1/49		72	78
Gold Pools:
3.50%, 2/1/45 — 6/1/45		366	392
4.50%, 1/1/49		50	52
Federal National Mortgage Association,
April TBA:
3.00%, 4/1/50 (a)		620	650
3.50%, 4/1/50 (a)		900	951
Conventional Pools:
3.50%, 3/1/49 — 6/1/49		348	368
4.00%, 11/1/41 — 1/1/46		341	369
4.50%, 3/1/41 — 11/1/44		187	205
5.00%, 1/1/41 — 3/1/41		66	73
6.00%, 1/1/38		10	11
6.50%, 8/1/38		2	2
Government National Mortgage Association,
Various Pools:
4.00%, 7/15/44		44	48
5.00%, 2/20/49 — 3/20/49		81	86
Total Agency Fixed Rate Mortgages (Cost $3,474)			3,540

Asset-Backed Securities (0.7%)
United States (0.7%)
Freed ABS Trust
3.06%, 3/18/27 (b)		100	95
Louisiana Public Facilities Authority
3 Month USD LIBOR + 0.00, 2.69%, 4/26/27 (c)		16	16
New Century Home Equity Loan Trust
1 Month USD LIBOR + 1.35%, 2.30%, 3/25/33 (c)		73	66
New Residential Advance Receivables Trust
2.52%, 8/15/53 (b)		115	108
North Carolina State Education Assistance Authority
3 Month USD LIBOR + 0.80%, 2.59%, 7/25/25 (c)		16	16
NovaStar Mortgage Funding Trust
1 Month USD LIBOR + 1.58%, 2.52%, 12/25/34 (c)		75	67
Renaissance Home Equity Loan Trust
1 Month USD LIBOR + 0.76%, 1.71%, 12/25/32 (c)		85	76
SLM Student Loan Trust
3 Month EURIBOR + 0.55%, 0.16%, 7/25/39 (c)		100	103
Total Asset-Backed Securities (Cost $583)			547

Commercial Mortgage-Backed Securities (0.9%)
United Kingdom (0.1%)
Taurus 2018-2 UK DAC,
3 Month GBP LIBOR + 1.10%, 1.84%, 5/22/28 (c)	GBP	100	122

United States (0.8%)
COMM Mortgage Trust,
3.28%, 1/10/46		$45	45
3.96%, 3/10/47		144	152
4.73%, 7/15/47 (b)(c)		100	86

Commercial Mortgage Pass-Through Certificates,
4.24%, 2/10/47 (c)	77		83
UBS-Barclays Commercial Mortgage Trust,
3.53%, 5/10/63	40		41
WFRBS Commercial Mortgage Trust,
4.00%, 10/15/57 (b)(c)	144		120
5.03%, 9/15/46 (b)(c)	140		125
			652
Total Commercial Mortgage-Backed Securities (Cost $796)			774

Corporate Bonds (18.0%)
Australia (0.5%)
Macquarie Bank Ltd.,
6.63%, 4/7/21 (b)	85		88
Macquarie Group Ltd.,
4.15%, 3/27/24 (b)	50		52
Transurban Finance Co. Pty Ltd.,
2.00%, 8/28/25	EUR	100	113
Woolworths Group Ltd.,
4.00%, 9/22/20 (b)		$150	152
			405
Belgium (0.1%)
Anheuser-Busch InBev SA N.V.,
2.75%, 3/17/36	EUR	75	80

Canada (1.0%)
Enbridge, Inc.,
2.50%, 1/15/25		$50	45
Province of Alberta Canada,
1.75%, 8/26/20	260		261
Province of British Columbia Canada,
2.00%, 10/23/22	260		269
Royal Bank of Canada,
2.75%, 2/1/22	250		256
			831
Chile (0.2%)
Banco del Estado de Chile,
2.67%, 1/8/21 (b)	200		200

China (0.5%)
Baidu, Inc.,
2.88%, 7/6/22	200		200
Syngenta Finance N.V.,
4.44%, 4/24/23 (b)	200		189
			389
Colombia (0.2%)
Ecopetrol SA,
5.88%, 9/18/23	120		120

France (1.3%)
Air Liquide Finance SA,
1.75%, 9/27/21 (b)	200		199
Banque Federative du Credit Mutuel SA,
0.75%, 7/17/25	EUR	100	107
BNP Paribas SA,
1.13%, 6/11/26	125		131
2.82%, 11/19/25 (b)		$225	223
BPCE SA,
5.15%, 7/21/24 (b)	200		211
Orange SA,
5.00%, 10/1/26 (d)	EUR	100	121
TOTAL SA,
3.88%, 5/18/22 (d)	100		112
			1,104

Germany (1.4%)
Bayer US Finance II LLC,
3.88%, 12/15/23 (b)		$200	205
BMW US Capital LLC,
2.15%, 4/6/20 (b)	125		125
Daimler Finance North America LLC,
2.70%, 6/14/24 (b)	150		145
Deutsche Bank AG,
2.70%, 7/13/20	225		221
Deutsche Telekom International Finance BV,
3.60%, 1/19/27 (b)	150		155
Kreditanstalt fuer Wiederaufbau,
1.13%, 9/15/32	EUR	190	235
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen,
6.00%, 5/26/41	100		116
			1,202
India (0.2%)
ONGC Videsh Vankorneft Pte Ltd.,
3.75%, 7/27/26		$200	180

Ireland (0.1%)
Avolon Holdings Funding Ltd.,
2.88%, 2/15/25 (b)	50		39

Israel (0.0%)
Teva Pharmaceutical Finance Netherlands III BV,
2.20%, 7/21/21	32		31

Italy (0.3%)
FCA Bank SpA,
1.38%, 4/17/20	EUR	100	110
Intesa Sanpaolo SpA,
6.50%, 2/24/21 (b)		$100	102
			212
Korea, Republic of (0.3%)
Korea Hydro & Nuclear Power Co., Ltd.,
3.75%, 7/25/23 (b)	200		212

Netherlands (0.5%)
ABN Amro Bank N.V.,
2.88%, 6/30/25	EUR	100	110
ASR Nederland N.V.,
5.00%, 9/30/24 (d)	100		111
Cooperatieve Rabobank UA,
3.88%, 2/8/22		$50	52
Series G
3.75%, 11/9/20	EUR	50	56
ING Groep N.V.,
1.38%, 1/11/28	100		104
			433
Saudi Arabia (0.2%)
Saudi Arabian Oil Co.,
3.50%, 4/16/29		$200	198

Spain (0.5%)
Banco Santander SA,
3.13%, 1/19/27	EUR	100	109
5.18%, 11/19/25		$200	212
CaixaBank SA,
0.75%, 4/18/23	EUR	100	107
			428

Switzerland (0.2%)
UBS Group Funding Switzerland AG,
3.49%, 5/23/23 (b)		$200	202

United Arab Emirates (0.2%)
ADCB Finance Cayman Ltd.,
4.00%, 3/29/23 (b)		200	198

United Kingdom (1.7%)
BAT Capital Corp.,
3.56%, 8/15/27		125	118
BP Capital Markets PLC,
2.50%, 11/6/22		100	99
Heathrow Funding Ltd.,
4.88%, 7/15/23 (b)		100	106
HSBC Holdings PLC,
4.25%, 3/14/24		200	205
Lloyds Banking Group PLC,
2.44%, 2/5/26	EUR	200	189
Nationwide Building Society,
3.77%, 3/8/24 (b)		$200	194
NGG Finance PLC,
5.63%, 6/18/73		100	131
Royal Bank of Scotland Group PLC,
3.88%, 9/12/23	GBP	200	206
Standard Chartered PLC,
4.64%, 4/1/31 (b)		$200	206
			1,454
United States (8.6%)
AbbVie, Inc.,
3.20%, 11/21/29 (b)		100	101
Air Lease Corp.,
2.30%, 2/1/25		75	57
Amazon.com, Inc.,
2.80%, 8/22/24		150	160
American International Group, Inc.,
4.88%, 6/1/22		50	51
American Tower Corp.,
2.40%, 3/15/25		50	49
Apple, Inc.,
2.50%, 2/9/22		200	205
AT&T, Inc.,
1.80%, 9/5/26	EUR	100	112
AvalonBay Communities, Inc., Series G
2.95%, 9/15/22		$50	48
Bank of America Corp., MTN
4.00%, 1/22/25		175	184
Bristol-Myers Squibb Co.,
3.40%, 7/26/29 (b)		150	166
Chubb INA Holdings, Inc.,
0.88%, 6/15/27	EUR	100	102
Cigna Corp.,
3.05%, 10/15/27 (b)		$50	50
Citigroup, Inc.,
4.41%, 3/31/31		175	193
5.50%, 9/13/25		75	82
Coca-Cola Co. (The),
3.20%, 11/1/23		100	111
Comcast Corp.,
3.40%, 4/1/30		125	136
Crown Castle International Corp.,
3.30%, 7/1/30		25	25
CVS Health Corp.,
3.75%, 4/1/30		75	77
3.88%, 7/20/25		25	26
4.10%, 3/25/25		100	106
Deere & Co.,
3.10%, 4/15/30		25	26

Diamondback Energy, Inc.,
2.88%, 12/1/24		100	70
Discover Bank,
3.10%, 6/4/20		255	255
Dollar Tree, Inc.,
3.70%, 5/15/23		75	76
Duke Energy Corp.,
1.80%, 9/1/21		100	99
Emerson Electric Co.,
1.25%, 10/15/25	EUR	125	138
Energy Transfer Operating LP,
2.90%, 5/15/25		$150	126
Ford Motor Credit Co. LLC,
3.09%, 1/9/23		200	185
Fox Corp.,
4.71%, 1/25/29		50	55
Goldman Sachs Group, Inc. (The),
2.88%, 10/31/22		75	75
6.75%, 10/1/37		125	166
HCA, Inc.,
5.25%, 6/15/49		25	27
HSBC USA, Inc.,
3.50%, 6/23/24		100	101
Intel Corp.,
3.90%, 3/25/30		100	115
International Business Machines Corp.,
3.00%, 5/15/24		250	264
JPMorgan Chase & Co.,
3.70%, 5/6/30		75	81
Las Vegas Sands Corp.,
3.20%, 8/8/24		25	23
3.50%, 8/18/26		50	46
Level 3 Financing, Inc.,
3.40%, 3/1/27 (b)		100	96
McDonald’s Corp.,
MTN
3.38%, 5/26/25		100	104
Medtronic Global Holdings SCA,
1.13%, 3/7/27	EUR	125	136
Metropolitan Life Global Funding I,
2.40%, 1/8/21 (b)		$200	199
Microsoft Corp.,
1.55%, 8/8/21		200	202
Newmont Corp.,
3.70%, 3/15/23		10	10
NextEra Energy Capital Holdings, Inc.,
2.75%, 11/1/29		100	97
NIKE, Inc.,
2.85%, 3/27/30		50	53
NVIDIA Corp.,
2.85%, 4/1/30		75	78
Occidental Petroleum Corp.,
3.20%, 8/15/26		35	17
5.55%, 3/15/26		75	40
Omnicom Group, Inc.,
4.20%, 6/1/30 (e)		150	155
Oracle Corp.,
2.95%, 4/1/30		50	50
3.40%, 7/8/24		75	80
PepsiCo, Inc.,
2.63%, 4/28/26		100	122
Procter & Gamble Co. (The),
3.00%, 3/25/30		75	83
Prologis Euro Finance LLC,
1.88%, 1/5/29	EUR	100	110
Rockies Express Pipeline LLC,
3.60%, 5/15/25 (b)		50	35
salesforce.com, Inc.,
3.25%, 4/11/23		$100	104
Starbucks Corp.,
3.80%, 8/15/25		100	106

Synchrony Bank,
3.00%, 6/15/22		250	248
Target Corp.,
2.65%, 9/15/30		25	26
Thermo Fisher Scientific, Inc.,
4.50%, 3/25/30		25	28
TJX Cos., Inc.,
3.88%, 4/15/30		100	103
Union Pacific Corp.,
3.95%, 9/10/28		50	54
UnitedHealth Group, Inc.,
2.88%, 3/15/23		100	104
Verizon Communications, Inc.,
1.38%, 10/27/26	EUR	125	137
4.67%, 3/15/55		$93	119
VISA, Inc.,
2.05%, 4/15/30		25	25
Visa, Inc.,
3.15%, 12/14/25		75	82
Walt Disney Co. (The),
3.80%, 3/22/30		99	112
Wells Fargo & Co.,
2.57%, 2/11/31		125	120
2.88%, 10/30/30		100	99
5.01%, 4/4/51		75	97
			7,200
Total Corporate Bonds (Cost $15,261)			15,118

Mortgages - Other (1.2%)
United States (1.2%)
Federal Home Loan Mortgage Corporation,
3.00%, 9/25/45 — 5/25/47		465	462
3.50%, 5/25/45 — 7/25/46		184	185
4.00%, 5/25/45		18	18
Seasoned Credit Risk Transfer Trust,
3.00%, 11/25/57 — 10/25/58		285	297
4.00%, 10/25/58		25	27
Total Mortgages - Other (Cost $967)			989

Sovereign (22.0%)
Argentina (0.3%)
Argentine Republic Government International Bond,
5.88%, 1/11/28		750	209

Australia (1.2%)
Australia Government Bond,
2.50%, 5/21/30	AUD	180	129
2.75%, 11/21/29		1,190	869
			998
Austria (0.1%)
Republic of Austria Government Bond,
2.10%, 9/20/17 (b)	EUR	50	94

Belgium (0.4%)
Kingdom of Belgium Government Bond,
0.90%, 6/22/29 (b)		90	108
1.90%, 6/22/38 (b)		140	191
			299
Canada (1.5%)
Canadian Government Bond,
2.25%, 6/1/29	CAD	1,210	976
Province of Ontario Canada,
2.30%, 6/15/26		230	247
			1,223

Chile (0.4%)
Chile Government International Bond,
3.50%, 1/25/50	CLP	320	333

China (1.0%)
China Government Bond,
3.13%, 11/21/29	EUR	3,500	517
Sinopec Group Overseas Development 2013 Ltd.,
2.63%, 10/17/20	130		145
Sinopec Group Overseas Development 2015 Ltd.,
2.50%, 4/28/20 (b)		$200	200
			862
Denmark (0.1%)
Denmark Government Bond,
0.50%, 11/15/27	DKK	570	90

France (0.8%)
French Republic Government Bond OAT,
0.00%, 11/25/29	EUR	170	188
2.00%, 5/25/48 (b)	190		276
3.25%, 5/25/45	130		228
			692
Germany (1.2%)
Bundesrepublik Deutschland Bundesanleihe,
0.25%, 2/15/29	490		579
4.25%, 7/4/39	60		124
State of North Rhine-Westphalia Germany,
1.65%, 2/22/38	240		325
			1,028
Greece (2.6%)
Hellenic Republic Government Bond,
3.75%, 1/30/28	1,737		2,216

Hungary (0.0%)
Hungary Government Bond,
3.00%, 8/21/30	HUF	4,000	12

Indonesia (0.3%)
Indonesia Government International Bond,
1.75%, 4/24/25	EUR	130	137
Indonesia Treasury Bond,
8.25%, 5/15/29	IDR	929,000	58
8.38%, 3/15/34	1,086,000		67
			262
Italy (1.2%)
Italy Buoni Poliennali Del Tesoro,
1.75%, 7/1/24	EUR	580	664
2.45%, 9/1/50 (b)	165		184
3.85%, 9/1/49 (b)	92		132
			980
Japan (5.1%)
Japan Government Ten Year Bond,
0.10%, 6/20/26 — 6/20/29	JPY	172,000	1,619
Japan Government Thirty Year Bond,
0.30%, 6/20/46	61,000		554
0.40%, 9/20/49	28,000		260
1.70%, 6/20/33	87,000		966
2.00%, 9/20/40	70,000		867
			4,266
Korea, Republic of (0.7%)
Export-Import Bank of Korea,
2.38%, 6/25/24		$200	204

Korea Electric Power Corp.,
2.50%, 6/24/24 (b)	200		208
Korea International Bond,
2.00%, 6/19/24	200		205
			617
Malaysia (0.5)%
Malaysia Government Bond,
3.96%, 9/15/25	MYR	600	144
Petronas Capital Ltd.,
3.50%, 7/25/23 (b)		$200	204
			348

Mexico (0.5%)
Mexican Bonos,
Series M
7.50%, 6/3/27	MXN	1,700	73
8.50%, 5/31/29	1,714		78
Mexico Government International Bond,
4.50%, 4/22/29	200		206
Petroleos Mexicanos,
6.84%, 1/23/30 (b)	$92		67
6.95%, 1/28/60 (b)	20		14
			438
New Zealand (0.3%)
New Zealand Government Bond,
3.00%, 4/20/29	NZD	410	285

Norway (0.1%)
Norway Government Bond,
2.00%, 5/24/23 (b)	NOK	730	74

Poland (0.1%)
Republic of Poland Government Bond,
2.50%, 7/25/27	PLN	210	54

Russia (0.1%)
Russian Federal Bond - OFZ,
6.90%, 5/23/29	RUB	3,000	39
7.95%, 10/7/26	5,400		74
			113
Spain (0.7%)
Spain Government Bond,
1.60%, 4/30/25 (b)	EUR	180	213
1.95%, 7/30/30 (b)	200		248
2.70%, 10/31/48 (b)	50		70
3.45%, 7/30/66 (b)	31		53
			584
Supernational (0.9%)
European Financial Stability Facility,
1.25%, 5/24/33	110		138
European Investment Bank,
0.20%, 7/15/24	190		214
International Bank for Reconstruction & Development,
2.20%, 2/27/24	AUD	620	398
			750
Sweden (0.1%)
Sweden Government Bond,
0.75%, 5/12/28	SEK	810	88

United Kingdom (1.8%)
United Kingdom Gilt,
1.63%, 10/22/28	GBP	290	403
3.50%, 1/22/45	390		775

4.25%, 9/7/39	150	304
		1,482
Total Sovereign (Cost $18,317)		18,397

U.S. Treasury Securities (1.6%)
United States (1.6%)
U.S. Treasury Bonds,
2.50%, 2/15/45	$370	463
3.13%, 5/15/48	90	128
4.25%, 11/15/40	240	377
U.S. Treasury Inflation Indexed Bond,
1.00%, 2/15/48	324	399
Total U.S. Treasury Securities (Cost $1,116)		1,367
Total Fixed Income Securities (Cost $40,549)		40,767

	Shares
Common Stocks (37.4%)
Australia (0.6%)
AGL Energy Ltd.	461	5
Alumina Ltd.	4,631	4
Amcor PLC CDI	1,269	10
AMP Ltd. (f)	3,700	3
ASX Ltd.	227	11
Australia & New Zealand Banking Group Ltd.	2,962	31
BHP Group Ltd.	2,167	39
Brambles Ltd.	1,426	9
CIMIC Group Ltd.	211	3
Coca-Cola Amatil Ltd.	317	2
Coles Group Ltd.	897	8
Commonwealth Bank of Australia	971	37
CSL Ltd.	370	67
Fortescue Metals Group Ltd.	1,321	8
GPT Group (The) REIT	3,838	9
Incitec Pivot Ltd.	2,326	3
Insurance Australia Group Ltd.	2,250	9
Macquarie Group Ltd.	329	18
National Australia Bank Ltd.	2,849	29
Newcrest Mining Ltd.	598	8
OneMarket Ltd. (f)	137	—	@
Orica Ltd.	536	5
Origin Energy Ltd.	1,182	3
Orora Ltd.	1,516	2
QBE Insurance Group Ltd.	1,900	10
Rio Tinto Ltd.	361	19
Santos Ltd.	1,032	2
Scentre Group REIT	5,003	5
Shopping Centres Australasia Property Group REIT	331	—	@
South32 Ltd. (ASX)	3,013	3
South32 Ltd. (LSE)	7,996	9
Star Entertainment Grp Ltd. (The)	218	—	@
Stockland REIT	4,655	7
Suncorp Group Ltd.	1,395	8
Sydney Airport	452	2
Tabcorp Holdings Ltd.	224	—	@
Telstra Corp., Ltd.	3,331	6
Transurban Group	1,554	12
Treasury Wine Estates Ltd.	801	5
Wesfarmers Ltd.	897	19
Westpac Banking Corp.	2,513	26
Woodside Petroleum Ltd.	584	6
Woolworths Group Ltd.	1,059	23
		485
Austria (0.0%)
Erste Group Bank AG	315	6
IMMOFINANZ AG (f)	56	1

Verbund AG	75	3
voestalpine AG	158	3
		13
Belgium (0.1%)
Ageas	219	9
Anheuser-Busch InBev SA N.V.	525	23
Colruyt SA	71	4
Groupe Bruxelles Lambert SA	119	9
KBC Group N.V.	89	4
Solvay SA	57	4
Umicore SA	254	9
		62
Canada (0.8%)
Agnico Eagle Mines Ltd.	200	8
Bank of Montreal	276	14
Bank of Nova Scotia (The)	467	19
Barrick Gold Corp. (LSE)	1,449	27
Barrick Gold Corp. (NYSE)	14,301	262
BCE, Inc.	400	16
Blackberry Ltd. (f)	476	2
Brookfield Asset Management, Inc., Class A	509	23
Brookfield Business Partners LP	20	1
Cameco Corp.	276	2
Canadian Imperial Bank of Commerce	276	16
Canadian National Railway Co.	262	20
Canadian Natural Resources Ltd.	362	5
Canadian Pacific Railway Ltd.	200	44
Cenovus Energy, Inc.	562	1
Crescent Point Energy Corp.	286	—	@
Eldorado Gold Corp. (f)	94	1
Enbridge, Inc. (NYSE)	338	10
Enbridge, Inc. (TSX)	457	13
George Weston Ltd.	17	1
Imperial Oil Ltd.	95	1
Kinross Gold Corp. (f)	552	2
Loblaw Cos., Ltd.	129	7
Magna International, Inc.	271	9
Manulife Financial Corp.	881	11
National Bank of Canada	400	15
Nutrien Ltd.	429	15
Obsidian Energy Ltd. (f)	71	—	@
Power Corp. of Canada	271	4
PrairieSky Royalty Ltd.	19	—	@
Rogers Communications, Inc., Class B	281	12
Royal Bank of Canada	352	22
Sun Life Financial, Inc.	467	15
Suncor Energy, Inc.	733	12
TC Energy Corp.	271	12
Teck Resources Ltd., Class B	376	3
Thomson Reuters Corp.	363	25
Toronto-Dominion Bank (The)	429	18
Wheaton Precious Metals Corp.	381	11
Yamana Gold, Inc.	457	1
		680
China (0.0%)
China Common Rich Renewable Energy Investments Ltd. (f)	18,000	—	@
Wharf Holdings Ltd. (The) (g)	1,400	3
Yum China Holdings, Inc.	356	15
		18
Denmark (0.4%)
AP Moller - Maersk A/S Series A	5	4
AP Moller - Maersk A/S Series B	9	8
Danske Bank A/S	635	7
Drilling Co of 1972 A/S/The (f)	30	1
DSV A/S	349	32

Novo Nordisk A/S Series B	3,777	225
Novozymes A/S Series B	307	14
Vestas Wind Systems A/S	359	29
		320
Finland (0.1%)
Elisa Oyj	163	10
Fortum Oyj	382	6
Kone Oyj, Class B	343	19
Metso Oyj	120	3
Nokia Oyj	3,329	10
Nokian Renkaat Oyj	141	3
Nordea Bank Abp (OMXH)	35	—	@
Nordea Bank Abp (SSE)	3,700	21
Sampo Oyj, Class A	355	10
Stora Enso Oyj, Class R	588	6
UPM-Kymmene Oyj	325	9
Valmet Oyj	120	2
Wartsila Oyj Abp	513	4
		103
France (0.9%)
Aeroports de Paris (ADP)	32	3
Air Liquide SA	366	47
Airbus SE	396	25
Alstom SA	238	10
ArcelorMittal	262	2
AXA SA	1,795	30
BNP Paribas SA	1,161	34
Bouygues SA	208	6
Capgemini SE	195	16
Carrefour SA	436	7
CGG SA (f)	5	—	@
Cie de Saint-Gobain	408	10
Cie Generale des Etablissements Michelin SCA	214	19
Covivio REIT	31	2
Credit Agricole SA	1,522	11
Danone SA	432	28
Electricite de France SA	328	2
Engie SA	1,158	12
EssilorLuxottica SA	178	19
Gecina SA REIT	22	3
Getlink SE	557	7
Hermes International	23	16
Klepierre SA REIT	187	3
L’Oreal SA (BSRM)	246	64
Legrand SA	114	7
LVMH Moet Hennessy Louis Vuitton SE	185	68
Orange SA	1,686	20
Pernod Ricard SA	206	29
Peugeot SA	226	3
Publicis Groupe SA	183	5
Renault SA	194	4
Safran SA	147	13
Sanofi	455	39
Schneider Electric SE	459	39
SES SA	360	2
Societe Generale SA	868	14
Sodexo SA	160	11
Thales SA	92	8
TOTAL SA	1,305	49
Unibail-Rodamco-Westfield REIT	52	3
Unibail-Rodamco-Westfield REIT CDI	1,000	3
Vallourec SA (f)	98	—	@
Veolia Environnement SA	344	7
Vinci SA	487	40
Vivendi SA	1,030	22
		762

Germany (0.6%)
Adidas AG	126	28
Allianz SE (Registered)	284	48
BASF SE	417	20
Bayer AG (Registered)	471	27
Bayerische Motoren Werke AG	254	13
CECONOMY AG (f)	125	—	@
Commerzbank AG	55	—	@
Continental AG	60	4
Daimler AG (Registered)	486	15
Deutsche Bank AG (Registered)	628	4
Deutsche Boerse AG	110	15
Deutsche Lufthansa AG (Registered)	129	1
Deutsche Post AG (Registered)	433	12
Deutsche Telekom AG (Registered)	1,535	20
E.ON SE	1,058	11
Fraport AG Frankfurt Airport Services Worldwide	25	1
Fresenius Medical Care AG & Co., KGaA	133	9
Fresenius SE & Co., KGaA	290	11
HeidelbergCement AG	44	2
Henkel AG & Co., KGaA	114	8
Henkel AG & Co., KGaA (Preference)	211	17
Infineon Technologies AG	911	13
K+S AG (Registered)	63	—	@
LANXESS AG	38	2
Linde PLC	29	5
Linde PLC (f)	167	29
Merck KGaA	138	14
METRO AG	125	1
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	146	29
OSRAM Licht AG (f)	40	1
Porsche Automobil Holding SE (Preference)	188	8
QIAGEN N.V. (f)	321	13
RWE AG	346	9
Salzgitter AG	52	1
SAP SE	563	63
Siemens AG (Registered)	408	34
thyssenKrupp AG (f)	146	1
Uniper SE	105	3
Volkswagen AG	26	3
Volkswagen AG (Preference)	107	12
		507
Hong Kong (0.1%)
Bank of East Asia Ltd. (The)	1,195	3
BOC Hong Kong Holdings Ltd.	1,500	4
CK Asset Holdings Ltd.	1,552	8
CK Hutchison Holdings Ltd.	1,552	10
CLP Holdings Ltd.	200	2
Esprit Holdings Ltd. (f)	1,397	—	@
Global Brands Group Holding Ltd. (f)	1,407	—	@
Hang Lung Group Ltd.	1,000	2
Hang Lung Properties Ltd.	1,000	2
Hang Seng Bank Ltd.	400	7
Henderson Land Development Co., Ltd.	1,150	4
Hong Kong & China Gas Co., Ltd.	3,505	6
I-CABLE Communications Ltd. (f)	1,072	—	@
Kerry Logistics Network Ltd.	250	—	@
Kerry Properties Ltd.	500	1
Li & Fung Ltd.	4,000	1
Link REIT	354	3
MTR Corp., Ltd.	514	3
New World Development Co., Ltd.	3,135	3
Power Assets Holdings Ltd.	500	3
Sands China Ltd.	1,200	4
Sino Land Co., Ltd.	780	1
Sun Hung Kai Properties Ltd.	1,530	20
Swire Pacific Ltd., Class A	1,500	10
Swire Properties Ltd.	150	—	@
Wharf Real Estate Investment Co., Ltd.	400	2

Wynn Macau Ltd.	400	1
		100
Ireland (0.0%)
CRH PLC	488	13

Italy (0.2%)
Assicurazioni Generali SpA	766	10
Atlantia SpA	203	3
Banco BPM SpA (f)	215	—	@
CNH Industrial N.V.	456	3
Enel SpA	4,573	32
Eni SpA	1,280	13
EXOR N.V.	55	3
Ferrari N.V.	61	9
Fiat Chrysler Automobiles N.V.	607	4
Intesa Sanpaolo SpA	6,580	11
Italgas SpA	197	1
Leonardo SpA	351	2
Mediobanca Banca di Credito Finanziario SpA	449	2
Prysmian SpA	116	2
Rizzoli Corriere Della Sera Mediagroup SpA	41	—	@
Saipem SpA (f)	15	—	@
Snam SpA	989	5
Telecom Italia SpA (f)	5,340	2
Telecom Italia SpA	2,252	1
Tenaris SA	277	2
Terna Rete Elettrica Nazionale SpA	922	6
UniCredit SpA	687	5
Unione di Banche Italiane SpA	471	1
		117
Japan (1.1%)
Mitsubishi Estate Co., Ltd.	15,100	223
Mitsui Fudosan Co., Ltd.	14,900	258
Nomura Real Estate Holdings, Inc.	2,700	44
Sumitomo Realty & Development Co., Ltd.	8,600	210
Takeda Pharmaceutical Co., Ltd. ADR (f)	1,912	29
Tokyo Tatemono Co., Ltd.	7,400	78
Tokyu Fudosan Holdings Corp.	16,400	79
		921
Netherlands (0.4%)
Akzo Nobel N.V.	202	13
ASML Holding N.V.	299	79
Basic-Fit N.V. (f)	788	13
Coca-Cola European Partners PLC	129	5
Fugro N.V. CVA (f)	56	—	@
Heineken N.V.	360	31
ING Groep N.V.	3,316	17
Koninklijke Ahold Delhaize N.V.	882	20
Koninklijke KPN N.V.	1,070	3
Koninklijke Philips N.V.	1,098	45
Koninklijke Vopak N.V.	68	4
PostNL N.V.	385	—	@
Unilever N.V. CVA	1,146	56
		286
New Zealand (0.0%)
Auckland International Airport Ltd.	1,725	5
Contact Energy Ltd.	1,252	4
Fletcher Building Ltd.	1,181	3
Mercury NZ Ltd.	1,212	3
Meridian Energy Ltd.	2,247	5
Ryman Healthcare Ltd.	661	4
Spark New Zealand Ltd.	3,134	8
		32

Norway (0.1%)
Akastor ASA (f)	246	—	@
Aker Solutions ASA (f)	246	—	@
DNB ASA	1,786	20
Equinor ASA	1,764	22
Kvaerner ASA (f)	246	—	@
Norsk Hydro ASA	1,373	3
Orkla ASA	933	8
REC Silicon ASA (f)	118	—	@
Subsea 7 SA	324	2
Telenor ASA	769	11
Yara International ASA	272	9
		75
Poland (0.0%)
Jeronimo Martins SGPS SA	241	4

Portugal (0.0%)
EDP - Energias de Portugal SA	2,371	9
Galp Energia SGPS SA	247	3
Pharol SGPS SA (Registered) (f)	610	—	@
		12
South Africa (0.0%)
Nedbank Group Ltd.	249	1
Old Mutual Ltd.	7,755	5
		6
Spain (0.2%)
ACS Actividades de Construccion y Servicios SA	195	4
Amadeus IT Group SA	176	8
Banco Bilbao Vizcaya Argentaria SA	3,600	11
Banco de Sabadell SA	4,429	2
Banco Santander SA	6,415	15
CaixaBank SA	823	2
Enagas SA	211	4
Ferrovial SA	309	7
Grifols SA	163	6
Grifols SA (Preference) Class B	38	1
Iberdrola SA	2,771	27
Industria de Diseno Textil SA	824	21
International Consolidated Airlines Group SA	1,054	3
Naturgy Energy Group SA	192	3
Red Electrica Corp., SA	338	6
Repsol SA	870	8
Telefonica SA	2,506	12
		140
Sweden (0.4%)
Alfa Laval AB	362	6
Assa Abloy AB, Class B	1,239	23
Atlas Copco AB, Class A	821	27
Atlas Copco AB, Class B	479	14
Boliden AB	332	6
Electrolux AB, Class B	293	4
Electrolux Professional AB (f)	293	1
Epiroc AB, Class A	821	8
Epiroc AB, Class B	479	5
Essity AB, Class B	750	23
Getinge AB, Class B	290	6
Hennes & Mauritz AB, Class B	1,137	15
Hexagon AB, Class B	315	13
Husqvarna AB, Class B	535	3
ICA Gruppen AB	101	4
Industrivarden AB, Class C	217	4
Investor AB, Class B	567	26
Kinnevik AB, Class B	293	5
L E Lundbergforetagen AB, Class B	112	5
Lundin Petroleum AB	229	4

Millicom International Cellular SA SDR	85	2
Modern Times Group MTG AB, Class B (f)	17	—	@
Nordic Entertainment Group AB, Class B	17	—	@
Sandvik AB	1,363	19
Securitas AB, Class B	381	4
Skandinaviska Enskilda Banken AB, Class A	1,862	13
Skanska AB, Class B (f)	414	6
SKF AB, Class B	466	6
Svenska Handelsbanken AB, Class A (f)	1,840	15
Swedbank AB, Class A	1,101	12
Swedish Match AB	220	12
Tele2 AB, Class B	438	6
Telefonaktiebolaget LM Ericsson, Class B	3,840	31
Telia Co., AB	3,161	11
Volvo AB, Class B	1,904	23
		362
Switzerland (1.8%)
ABB Ltd. (Registered)	3,121	54
Adecco Group AG (Registered)	314	12
Alcon, Inc. (f)	276	14
Baloise Holding AG (Registered)	121	16
Cie Financiere Richemont SA (Registered)	637	34
Credit Suisse Group AG (Registered) (f)	1,644	13
GAM Holding AG (f)	529	1
Geberit AG (Registered)	100	44
Givaudan SA (Registered)	17	52
Idorsia Ltd. (f)	362	9
Julius Baer Group Ltd.	333	11
Kuehne & Nagel International AG (Registered)	99	14
LafargeHolcim Ltd. (Registered) (f) (Euronext)	144	5
LafargeHolcim Ltd. (Registered) (f) (SIX)	325	12
Lonza Group AG (Registered)	149	61
Nestle SA (Registered)	3,750	384
Novartis AG (Registered)	1,374	113
Roche Holding AG (Genusschein)	1,341	432
Schindler Holding AG	106	23
SGS SA (Registered)	15	35
Sonova Holding AG (Registered)	158	28
Swatch Group AG (The)	45	9
Swiss Life Holding AG (Registered)	49	17
Swiss Re AG	179	14
UBS Group AG (Registered) (f)	4,654	43
Zurich Insurance Group AG	230	81
		1,531
United Kingdom (2.6%)
3i Group PLC	1,272	12
Admiral Group PLC	268	7
Anglo American PLC	1,651	29
Antofagasta PLC	533	5
Ashtead Group PLC	616	13
Associated British Foods PLC	469	10
AstraZeneca PLC	1,659	148
Auto Trader Group PLC	1,289	7
Aviva PLC	4,997	16
Babcock International Group PLC	360	2
BAE Systems PLC	3,892	25
Barclays PLC	21,123	24
Barratt Developments PLC	1,294	7
Berkeley Group Holdings PLC	173	8
BHP Group PLC	2,729	42
BP PLC	25,919	106
British American Tobacco PLC	3,109	106
British Land Co., PLC (The) REIT	1,269	5
BT Group PLC	10,406	15
Bunzl PLC	455	9
Burberry Group PLC	578	9
Capita PLC (f)	954	—	@
Carnival PLC	266	3

Centrica PLC	7,841	4
Coca-Cola HBC AG	245	5
Compass Group PLC	1,944	30
ConvaTec Group PLC	2,001	5
Croda International PLC	173	9
DCC PLC	115	7
Diageo PLC	3,306	105
Direct Line Insurance Group PLC	1,829	7
Dixons Carphone PLC	1,404	1
easyJet PLC	225	2
Experian PLC	1,159	32
Ferguson PLC	307	19
Fresnillo PLC	324	3
G4S PLC	2,164	2
GlaxoSmithKline PLC	6,418	120
Glencore PLC (f)	15,151	23
Hammerson PLC REIT	1,143	1
Hargreaves Lansdown PLC	339	6
Hikma Pharmaceuticals PLC	204	5
HSBC Holdings PLC	26,591	149
IMI PLC	381	4
Imperial Brands PLC	1,172	22
InterContinental Hotels Group PLC	220	9
Intertek Group PLC	216	13
Intu Properties PLC REIT (f)	1,268	—	@
Investec PLC	931	2
ITV PLC	4,716	4
J Sainsbury PLC	2,261	6
Johnson Matthey PLC	248	5
Kingfisher PLC	3,052	5
Land Securities Group PLC REIT	967	7
Legal & General Group PLC	7,270	17
Lloyds Banking Group PLC	88,754	35
London Stock Exchange Group PLC	397	36
M&G PLC (f)	3,307	5
Marks & Spencer Group PLC	2,152	3
Mediclinic International PLC	533	2
Meggitt PLC	1,017	4
Melrose Industries PLC	4,868	5
Micro Focus International PLC	504	2
Micro Focus International PLC ADR	219	1
Mondi PLC	480	8
National Grid PLC	4,195	49
Next PLC	192	10
Ninety One PLC (f)	465	1
Paragon Offshore PLC (f)(h)	67	—
Pearson PLC	1,132	8
Persimmon PLC	387	9
Provident Financial PLC	221	1
Prudential PLC	3,198	40
Quilter PLC	2,394	3
Reckitt Benckiser Group PLC	833	63
RELX PLC	1,324	28
Rio Tinto PLC	1,520	70
Rolls-Royce Holdings PLC (f)	2,086	9
Royal Bank of Scotland Group PLC	4,432	6
Royal Dutch Shell PLC, Class A	5,847	102
Royal Dutch Shell PLC, Class B	4,975	83
Royal Mail PLC	1,287	2
RSA Insurance Group PLC	1,337	7
Sage Group PLC (The)	1,391	10
Schroders PLC	168	5
Segro PLC REIT	1,264	12
Severn Trent PLC	312	9
Smith & Nephew PLC	1,088	19
Smiths Group PLC	521	8
SSE PLC	1,231	20
St. James’s Place PLC	686	6
Standard Chartered PLC	4,094	23
Standard Life Aberdeen PLC	3,003	8
Tate & Lyle PLC	619	5

Taylor Wimpey PLC	4,204	6
Tesco PLC	10,485	30
Travis Perkins PLC	335	4
TUI AG	585	3
Unilever PLC	1,575	79
United Utilities Group PLC	880	10
Virgin Money UK PLC (f)	888	1
Vodafone Group PLC	32,501	45
Weir Group PLC (The)	297	3
Whitbread PLC	233	9
Wm Morrison Supermarkets PLC	2,934	6
WPP PLC	1,588	11
		2,161
United States (27.0%)
3M Co.	1,155	158
Abbott Laboratories	1,463	115
AbbVie, Inc.	981	75
Accenture PLC, Class A	1,129	184
Adient PLC (f)	38	—	@
Adobe, Inc. (f)	532	169
AdvanSix, Inc. (f)	242	2
AES Corp.	392	5
Agilent Technologies, Inc.	326	23
Alexion Pharmaceuticals, Inc. (f)	334	30
Allergan PLC	320	57
Alphabet, Inc., Class A (f)	549	638
Alphabet, Inc., Class C (f)	538	626
Altria Group, Inc.	1,813	70
Amazon.com, Inc. (f)	543	1,059
Ameren Corp.	310	23
American Airlines Group, Inc.	4,300	52
American Electric Power Co., Inc.	541	43
American Express Co.	3,305	283
American International Group, Inc.	1,851	45
American Tower Corp. REIT	575	125
Ameriprise Financial, Inc.	324	33
AmerisourceBergen Corp.	370	33
Amgen, Inc.	836	169
Amphenol Corp., Class A	527	38
Analog Devices, Inc.	268	24
Annaly Capital Management, Inc. REIT	580	3
Anthem, Inc.	546	124
Apache Corp.	342	1
Apple, Inc.	4,579	1,164
AT&T, Inc.	4,638	135
Automatic Data Processing, Inc.	534	73
Avanos Medical, Inc. (f)	534	14
Avery Dennison Corp.	390	40
Baker Hughes a GE Co.	567	6
Bank of America Corp.	9,942	211
Bank of New York Mellon Corp. (The)	616	21
Baxter International, Inc.	989	80
Becton Dickinson & Co.	577	133
Bed Bath & Beyond, Inc.	512	2
Berkshire Hathaway, Inc., Class B (f)	911	167
Biogen, Inc. (f)	544	172
BlackRock, Inc.	405	178
Boeing Co. (The)	905	135
Booking Holdings, Inc. (f)	53	71
Boston Properties, Inc. REIT	275	25
Boston Scientific Corp. (f)	557	18
Bristol-Myers Squibb Co.	3,048	170
Broadcom, Inc.	7	2
Brookfield Property Partners LP (f)	238	2
Brookfield Property Partners LP	40	—	@
California Resources Corp. (f)	223	—	@
Capital One Financial Corp.	324	16
Cardinal Health, Inc.	282	14
Carnival Corp.	2	—	@
Caterpillar, Inc.	947	110

CDK Global, Inc.	252	8
CenterPoint Energy, Inc.	275	4
CenturyLink, Inc.	580	5
Cerner Corp.	539	34
CF Industries Holdings, Inc.	38	1
CH Robinson Worldwide, Inc.	332	22
Charles Schwab Corp. (The)	614	21
Charter Communications, Inc., Class A (f)	283	123
Chemours Co. (The)	516	5
Chesapeake Energy Corp. (f)	269	—	@
Chevron Corp.	1,597	116
Chipotle Mexican Grill, Inc. (f)	45	29
Cigna Corp. (f)	666	118
Cintas Corp.	288	50
Cisco Systems, Inc.	4,397	173
CIT Group, Inc.	559	10
Citigroup, Inc.	2,727	115
Citrix Systems, Inc.	347	49
Cleveland-Cliffs, Inc.	20	—	@
CME Group, Inc.	312	54
CNX Resources Corp. (f)	383	2
Coca-Cola Co. (The)	909	40
Cognizant Technology Solutions Corp., Class A	512	24
Colgate-Palmolive Co.	2,400	159
Comcast Corp., Class A	4,594	158
Comerica, Inc.	324	10
Concho Resources, Inc.	222	10
Conduent, Inc. (f)	319	1
ConocoPhillips	1,515	47
CONSOL Energy, Inc. (f)	46	—	@
Consolidated Edison, Inc.	539	42
Corteva, Inc. (f)	978	23
Costco Wholesale Corp.	881	251
Covetrus, Inc. (f)	231	2
Crown Castle International Corp. REIT	549	79
CSX Corp.	544	31
Cummins, Inc.	9	1
CVS Health Corp.	2,670	158
Danaher Corp.	538	74
DaVita, Inc. (f)	402	31
Deere & Co.	24	3
Dell Technologies, Inc., Class C (f)	350	14
Delta Air Lines, Inc.	6,600	188
Devon Energy Corp.	373	3
Discover Financial Services	527	19
Discovery, Inc., Class A (f)	527	10
Discovery, Inc., Class C (f)	567	10
Dominion Energy, Inc.	370	27
Dow, Inc. (f)	978	29
DR Horton, Inc.	2,164	74
DTE Energy Co.	380	36
Duke Energy Corp.	911	74
DuPont de Nemours, Inc.	978	33
DXC Technology Co.	266	3
Eagle Materials, Inc.	228	13
Eaton Corp., PLC	30	2
eBay, Inc.	1,318	40
Ecolab, Inc.	34	5
Edison International	564	31
Edwards Lifesciences Corp. (f)	516	97
Eli Lilly & Co.	1,148	159
Emerson Electric Co.	1,161	55
Entergy Corp.	383	36
EOG Resources, Inc.	572	21
Equity Residential REIT	563	35
ESC Seventy Seven (h)	15	—
Estee Lauder Cos., Inc. (The), Class A	387	62
Exelon Corp.	571	21
Exxon Mobil Corp.	3,095	118
Facebook, Inc., Class A (f)	1,223	204
Fastenal Co.	30	1

FedEx Corp.	543	66
Fidelity National Financial, Inc.	1,589	40
Fidelity National Information Services, Inc.	208	25
Fifth Third Bancorp	512	8
First American Financial Corp.	657	28
FirstEnergy Corp.	512	21
Fluor Corp.	45	—	@
Ford Motor Co.	4,317	21
Fortive Corp.	392	22
Fox Corp., Class A	565	13
Fox Corp., Class B (f)	216	5
Franklin Resources, Inc.	522	9
Freeport-McMoRan, Inc.	7,348	50
Frontier Communications Corp. (f)	34	—	@
Garrett Motion, Inc. (f)	261	1
General Dynamics Corp.	73	10
General Electric Co.	4,572	36
General Mills, Inc.	623	33
Gilead Sciences, Inc.	860	64
Goldman Sachs Group, Inc. (The)	689	107
Halliburton Co.	7,042	48
Healthpeak Properties, Inc. REIT	519	12
Henry Schein, Inc. (f)	529	27
Hershey Co. (The)	266	35
Hess Corp.	332	11
Hewlett Packard Enterprise Co.	1,008	10
Home Depot, Inc. (The)	1,450	271
Honeywell International, Inc.	1,517	203
HP, Inc.	697	12
Humana, Inc.	231	73
Illinois Tool Works, Inc.	29	4
Intel Corp.	2,233	121
Intercontinental Exchange, Inc.	579	47
International Business Machines Corp.	962	107
Interpublic Group of Cos., Inc. (The)	618	10
Intuit, Inc.	527	121
Intuitive Surgical, Inc. (f)	242	120
Invesco Ltd.	541	5
Iron Mountain, Inc. REIT	700	17
JBG SMITH Properties REIT	65	2
Johnson & Johnson	2,245	294
Johnson Controls International PLC	550	15
JPMorgan Chase & Co.	3,792	341
Juniper Networks, Inc.	560	11
KB Home	608	11
Kellogg Co.	525	31
KeyCorp	540	6
Keysight Technologies, Inc. (f)	226	19
Kimberly-Clark Corp.	835	107
Kimco Realty Corp. REIT	601	6
Kohl’s Corp.	402	6
Kontoor Brands, Inc. (f)	49	1
Kraft Heinz Co. (The)	95	2
Kroger Co. (The)	682	21
L Brands, Inc.	366	4
Laboratory Corp. of America Holdings (f)	273	35
Las Vegas Sands Corp.	262	11
Lennar Corp., Class A	1,828	70
Liberty Global PLC, Class A (f)	565	9
Liberty Global PLC Series C (f)	561	9
Liberty Latin America Ltd., Class A (f)	72	1
Liberty Latin America Ltd., Class C (f)	281	3
Lockheed Martin Corp.	15	5
LogMeIn, Inc.	49	4
Louisiana-Pacific Corp.	650	11
Lowe’s Cos., Inc.	1,499	129
M&T Bank Corp.	303	31
M/I Homes, Inc. (f)	163	3
Macerich Co. (The) REIT	563	3
Mallinckrodt PLC (f)	29	—	@
ManpowerGroup, Inc.	210	11

Marathon Oil Corp.	407	1
Marathon Petroleum Corp.	526	12
Marriott International, Inc., Class A	2	—	@
Martin Marietta Materials, Inc.	368	70
Masco Corp.	1,587	55
Mastercard, Inc., Class A	1,872	452
McDonald’s Corp.	883	146
McKesson Corp.	402	54
MDC Holdings, Inc.	362	8
Medtronic PLC	1,294	117
Merck & Co., Inc.	1,786	137
Meritage Homes Corp. (f)	230	8
MGIC Investment Corp.	2,047	13
Microsoft Corp.	5,140	811
Mohawk Industries, Inc. (f)	403	31
Mondelez International, Inc., Class A	887	44
Mosaic Co. (The)	29	—	@
Murphy Oil Corp.	539	3
Murphy USA, Inc. (f)	262	22
Nasdaq, Inc.	288	27
National Oilwell Varco, Inc.	618	6
NetApp, Inc.	404	17
NetScout Systems, Inc. (f)	2,232	53
New York Community Bancorp, Inc.	288	3
Newmont Goldcorp Corp (NYSE)	5,446	247
Newmont Goldcorp Corp. (TSX)	184	8
News Corp., Class A	556	5
News Corp., Class B	410	4
NextEra Energy, Inc.	520	125
NIKE, Inc., Class B	2,768	229
Noble Corp., PLC (f)	254	—	@
Noble Energy, Inc.	410	2
Nordstrom, Inc.	237	4
Norfolk Southern Corp.	558	81
Northrop Grumman Corp.	20	6
NortonLifeLock, Inc.	408	8
NOW, Inc. (f)	288	1
nVent Electric PLC	6	—	@
NVR, Inc. (f)	21	54
O’Reilly Automotive, Inc. (f)	342	103
Occidental Petroleum Corp.	1,170	14
Omnicom Group, Inc.	377	21
ONE Gas, Inc.	229	19
ONEOK, Inc.	531	12
Oracle Corp.	3,121	151
Ovintiv, Inc. (NYSE)	165	—	@
Ovintiv, Inc. (TSX)	72	—	@
Owens Corning	611	24
PACCAR, Inc.	22	1
PayPal Holdings, Inc. (f)	1,318	126
Pentair PLC	6	—	@
People’s United Financial, Inc.	289	3
PepsiCo, Inc.	1,316	158
Perspecta, Inc.	83	2
Pfizer, Inc.	3,598	117
PG&E Corp. (f)	558	5
Philip Morris International, Inc.	1,272	93
Phillips 66	714	38
Pioneer Natural Resources Co.	402	28
Pitney Bowes, Inc.	332	1
PNC Financial Services Group, Inc. (The)	674	65
PPL Corp.	589	15
Procter & Gamble Co. (The)	2,192	241
ProLogis, Inc. REIT	892	72
Public Service Enterprise Group, Inc.	389	17
Public Storage REIT	267	53
Pulte Group, Inc.	1,566	35
QUALCOMM, Inc.	2,096	142
Quest Diagnostics, Inc.	347	28
Range Resources Corp.	246	1
Rayonier Advanced Materials, Inc.	293	—	@

Rayonier, Inc. REIT	516	12
Raytheon Co.	22	3
Regions Financial Corp.	536	5
Republic Services, Inc.	518	39
Resideo Technologies, Inc. (f)	336	2
Robert Half International, Inc.	324	12
Rockwell Automation, Inc.	9	1
Ross Stores, Inc.	520	45
Royal Caribbean Cruises Ltd.	2	—	@
S&P Global, Inc.	517	127
Sabra Health Care, Inc. REIT	218	2
salesforce.com, Inc. (f)	565	81
Schlumberger Ltd.	1,195	16
Scotts Miracle-Gro Co. (The), Class A	320	33
Sempra Energy	557	63
Simon Property Group, Inc. REIT	549	30
Skyline Champion Corp. (f)	322	5
Southern Co. (The)	383	21
Southwest Airlines Co.	3,800	135
Southwestern Energy Co. (f)	544	1
Sprint Corp. (f)	718	6
Starbucks Corp.	1,843	121
State Street Corp.	557	30
Stericycle, Inc. (f)	349	17
Stewart Information Services Corp.	134	4
Stryker Corp.	527	88
Sysco Corp.	387	18
T Rowe Price Group, Inc.	378	37
Tapestry, Inc.	546	7
Target Corp.	865	80
TE Connectivity Ltd.	286	18
TechnipFMC PLC	97	1
Texas Instruments, Inc.	2,411	241
Thermo Fisher Scientific, Inc.	406	115
TJX Cos., Inc. (The)	956	46
Toll Brothers, Inc.	742	14
Truist Financial Corp.	1,287	40
Union Pacific Corp.	1,487	210
United Airlines Holdings, Inc. (f)	3,000	95
United Parcel Service, Inc., Class B	1,507	141
United Technologies Corp.	2,212	209
UnitedHealth Group, Inc.	1,463	365
Universal Forest Products, Inc.	325	12
Urban Edge Properties REIT	74	1
US Bancorp	955	33
Valero Energy Corp.	400	18
Varex Imaging Corp. (f)	224	5
Varian Medical Systems, Inc. (f)	375	39
Ventas, Inc. REIT	353	9
Verisk Analytics, Inc.	268	37
Verizon Communications, Inc.	7,741	416
VF Corp.	548	30
ViacomCBS, Inc., Class B	818	11
Visa, Inc., Class A	2,191	353
Vornado Realty Trust REIT	231	8
Vulcan Materials Co.	801	87
Walgreens Boots Alliance, Inc.	568	26
Walmart, Inc.	2,166	246
Walt Disney Co. (The)	1,450	140
Washington Prime Group, Inc. REIT	597	—	@
Waste Management, Inc.	533	49
Watsco, Inc.	211	33
WEC Energy Group, Inc.	320	28
Wells Fargo & Co.	3,053	88
Welltower, Inc. REIT	563	26
Western Digital Corp.	72	3
Western Union Co. (The)	88	2
Westinghouse Air Brake Technologies Corp.	19	1
Weyerhaeuser Co. REIT	618	10
Williams Cos., Inc. (The)	558	8
WPX Energy, Inc. (f)	532	2

WW Grainger, Inc.	5	1
Wynn Resorts Ltd.	215	13
Xcel Energy, Inc.	395	24
Xerox Holdings Corp. (f)	341	6
Xylem, Inc.	235	15
Yum! Brands, Inc.	513	35
Zimmer Biomet Holdings, Inc.	349	35
Zoetis, Inc.	1,010	119
		22,648
Total Common Stocks (Cost $31,923)		31,358

No. of Rights
Right (0.0%)
United States (0.0%)
Bristol-Myers Squibb Co. (f) (Cost $2)	960	4

No. of Warrants
Warrant (0.0%)
France (0.0%)
CGG SA expires 2/21/22 (f) (Cost $—)	5	—	@

	Shares
Investment Companies (4.3%)
United Kingdom (0.7%)
iPATH S&P 500 VIX Short-Term Futures ETN (f)	13,000	601
United States (3.6%)
SPDR S&P 500 ETF Trust	11,613	2,994
Total Investment Companies (Cost $2,370)		3,595
Short-Term Investments (12.2%)
Investment Company (6.2%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (i) (Cost $5,159)	5,159,230	5,159

	Face Amount (000)
U.S. Treasury Securities (6.0%)
U.S. Treasury Bills,
0.01%, 7/30/20 (j)(k)	$351	351
0.23%, 7/30/20 (j)(k)	756	756
0.33%, 7/30/20 (j)(k)	860	860
0.38%, 7/30/20 (j)(k)	700	700
1.00%, 7/30/20 (j)(k)	280	280
1.53%, 7/30/20 (j)(k)	2,044	2,043
1.54%, 7/30/20 (j)(k)	70	70
Total U.S. Treasury Securities (Cost $5,047)		5,060
Total Short-Term Investments (Cost $10,206)		10,219
Total Investments (102.5%) (Cost $85,050) (l)(m)(n)(o)		85,943
Liabilities in Excess of Other Assets (-2.5%)		(2,090)
Net Assets (100.0%)		$83,853

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Security is subject to delayed delivery.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)

Floating or variable rate securities: The rates disclosed are as of March 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Consolidated Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Consolidated Portfolio of Investments.

(d)

Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of March 31, 2020.

(e)	When-issued security.
(f)	Non-income producing security.
(g)	Security trades on the Hong Kong exchange.
(h)

At March 31, 2020, the Fund held fair valued securities valued at $0, representing 0.0% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Company’s (as defined herein) Directors.

(i)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2020, advisory fees paid were reduced by approximately $4,000 relating to the Fund’s investment in the Liquidity Funds.

(j)	Rate shown is the yield to maturity at March 31, 2020.
(k)	All or a portion of the security was pledged to cover margin requirements for swap agreements.
(l)

Securities are available for collateral in connection with purchase of when-issued securities, securities purchased on a forward commitment basis, open foreign currency forward exchange contracts, futures contracts and swap agreements.

(m)

The approximate fair value and percentage of net assets, $8,000,000 and 9.5%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Consolidated Portfolio of Investments.

(n)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2020, the Fund did not engage in any cross-trade transactions.

(o)

At March 31, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $7,794,000 and the aggregate gross unrealized depreciation is approximately $10,088,000, resulting in net unrealized depreciation of approximately $2,294,000.

@	Value is less than $500.
ADR	American Depositary Receipt.
ASX	Australian Securities Exchange.
CDI	CHESS Depositary Interest.
CVA	Certificaten Van Aandelen.
ETF	Exchange Traded Fund.
ETN	Exchange Traded Notes.
Euronext	Euronext Paris Exchange.
LIBOR	London Interbank Offered Rate.
LSE	London Stock Exchange.
MTN	Medium Term Note.
NYSE	New York Stock Exchange.
OAT	Obligations Assimilables du Trésor (Treasury Obligation).
OFZ	Obilgatsyi Federal’novo Zaima (Russian Federal Loan Obligation).
OMXH	Helsinki Stock Exchange.
REIT	Real Estate Investment Trust.
SDR	Swedish Depositary Receipt.
SIX	Swiss Exchange.
SPDR	Standard & Poor’s Depository Receipt.
SSE	Stockholm Stock Exchange.
TBA	To Be Announced.
TSX	Toronto Stock Exchange.
USD	United States Dollar.
VIX	Volatility Index.

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at March 31, 2020:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)			Delivery Date	Unrealized Appreciation (Depreciation) (000)
Bank of America NA	CNH	7,048		$1,003		6/18/20	$11
Bank of America NA	HUF	10,612		$36		6/10/20	4
Bank of America NA	PLN	67		$16		6/18/20	—	@
Bank of America NA		$2,376	EUR	2,080		6/10/20	(76)
Bank of America NA		$56	HUF	17,749		6/10/20	(2)
Bank of America NA		$50	ILS	189		6/18/20	4
Bank of America NA		$41	PLN	156		6/10/20	(3)
Bank of America NA		$98	SGD	135		6/10/20	(2)
Bank of Montreal	HUF	7,515		$23		6/18/20	(—@	)
Bank of Montreal		$267	CAD	378		6/18/20	2
Bank of Montreal		$10	HUF	3,052		6/18/20	(—@	)
Barclays Bank PLC	AUD	203		$119		6/10/20	(6)
Barclays Bank PLC	EUR	100	CHF	106		6/10/20	(—@	)
Barclays Bank PLC	JPY	449		$4		6/18/20	—	@
Barclays Bank PLC	NOK	307		$32		6/10/20	3
Barclays Bank PLC	PEN	10		$3		6/18/20	(—@	)
Barclays Bank PLC		$4	COP	15,663		6/18/20	(—@	)
Barclays Bank PLC		$17	DKK	113		6/10/20	(1)
Barclays Bank PLC		$179	GBP	136		6/10/20	(9)
Barclays Bank PLC		$164	SGD	234		6/18/20	1
BNP Paribas SA	BRL	24		$5		6/18/20	—	@
BNP Paribas SA	CNH	1,122		$159		6/18/20	1
BNP Paribas SA	HKD	194		$25		6/18/20	—	@
BNP Paribas SA	IDR	1,349,867		$92		6/10/20	9
BNP Paribas SA	IDR	26,173		$2		6/18/20	—	@
BNP Paribas SA	INR	846		$11		6/18/20	(—@	)
BNP Paribas SA	JPY	102,570		$926		6/18/20	(31)
BNP Paribas SA	KRW	130,022		$107		6/18/20	—	@
BNP Paribas SA	RUB	4,734		$70		6/10/20	11
BNP Paribas SA	RUB	2,166		$28		6/18/20	1
BNP Paribas SA	SEK	226		$23		6/18/20	(—@	)
BNP Paribas SA	TRY	1		$—	@	6/18/20	—	@
BNP Paribas SA		$33	AUD	53		6/18/20	—	@
BNP Paribas SA		$383	CNH	2,717		6/18/20	(1)
BNP Paribas SA		$170	CNH	1,202		6/10/20	(—@	)
BNP Paribas SA		$1,073	CNH	7,492		6/10/20	(17)
BNP Paribas SA		$15	EUR	14		6/18/20	—	@
BNP Paribas SA		$400	GBP	332		6/18/20	13
BNP Paribas SA		$144	THB	4,542		6/10/20	(6)
BNP Paribas SA		$6	TWD	172		6/18/20	(—@)
Citibank NA	AUD	1,295		$863		6/10/20	66
Citibank NA	KRW	15,289		$13		6/18/20	—	@
Citibank NA	THB	89		$3		6/18/20	—	@
Citibank NA	THB	857		$26		6/18/20	—	@
Citibank NA		$15	CAD	21		6/18/20	—	@
Citibank NA		$102	CAD	147		6/10/20	2
Citibank NA		$11	CLP	9,489		6/18/20	—	@
Citibank NA		$34	CZK	843		6/18/20	(—@	)
Citibank NA		$85	HKD	659		6/18/20	—	@
Citibank NA		$45	ILS	172		6/18/20	4
Citibank NA		$54	MXN	1,146		6/10/20	(6)
Commonwealth Bank of Australia	NZD	13		$8		6/18/20	(—@	)
Credit Suisse International	JPY	4,434		$41		6/18/20	—	@
Goldman Sachs International	AUD	186		$108		6/18/20	(7)
Goldman Sachs International	CAD	351		$242		6/18/20	(7)
Goldman Sachs International	EUR	793		$851		6/18/20	(26)
Goldman Sachs International	HKD	905		$116		6/18/20	(—@	)
Goldman Sachs International	JPY	9,178		$86		6/18/20	—	@
Goldman Sachs International	MXN	2,756		$130		6/10/20	15
Goldman Sachs International		$223	AUD	373		6/18/20	7
Goldman Sachs International		$91	CAD	129		6/18/20	1
Goldman Sachs International		$1	EUR	1		6/18/20	—	@
Goldman Sachs International		$29	GBP	24		6/18/20	1

Goldman Sachs International		$92	HKD	712		6/18/20	—	@
Goldman Sachs International		$1	HUF	435		6/18/20	(—@)
Goldman Sachs International		$539	JPY	59,077		6/18/20	13
Goldman Sachs International		$479	KRW	567,892		6/10/20	(12)
Goldman Sachs International		$13	MXN	301		6/10/20	(—@	)
HSBC Bank PLC		$1,203	JPY	125,110		6/10/20	(36)
JPMorgan Chase Bank NA	AUD	119		$73		6/18/20	(—@	)
JPMorgan Chase Bank NA	CAD	80		$56		6/10/20	(1)
JPMorgan Chase Bank NA	CAD	289		$205		6/18/20	(1)
JPMorgan Chase Bank NA	CHF	105	EUR	99		6/10/20	(—@	)
JPMorgan Chase Bank NA	EUR	150		$166		6/10/20	—	@
JPMorgan Chase Bank NA	GBP	63		$79		6/10/20	—	@
JPMorgan Chase Bank NA	JPY	3,217		$30		6/18/20	—	@
JPMorgan Chase Bank NA	SEK	1,397		$149		6/10/20	7
JPMorgan Chase Bank NA		$244	CHF	225		6/10/20	(10)
JPMorgan Chase Bank NA		$242	EUR	219		6/10/20	(—@	)
JPMorgan Chase Bank NA		$63	EUR	57		6/10/20	—	@
JPMorgan Chase Bank NA		$289	EUR	266		6/10/20	6
JPMorgan Chase Bank NA		$4	GBP	3		6/10/20	—	@
JPMorgan Chase Bank NA		$157	HKD	1,221		6/18/20	—	@
JPMorgan Chase Bank NA		$1,083	JPY	116,507		6/10/20	4
JPMorgan Chase Bank NA		$232	SEK	2,291		6/10/20	(—@	)
JPMorgan Chase Bank NA	ZAR	19		$1		6/18/20	—	@
Royal Bank of Canada	JPY	5,275		$49		6/10/20	(—@	)
State Street Bank and Trust Co.		$9	HKD	70		6/18/20	—	@
UBS AG	CHF	336		$350		6/18/20	(—@	)
UBS AG	CHF	439		$453		6/18/20	(4)
UBS AG	DKK	287		$42		6/18/20	(—@	)
UBS AG	EUR	401		$443		6/18/20	(—@	)
UBS AG	EUR	416		$452		6/18/20	(8)
UBS AG	EUR	115		$123		6/10/20	(4)
UBS AG	EUR	263		$285		6/18/20	(6)
UBS AG	GBP	380		$439		6/18/20	(34)
UBS AG	GBP	481		$600		6/18/20	1
UBS AG	JPY	61,411		$573		6/18/20	(—@	)
UBS AG	JPY	27,976		$262		6/18/20	1
UBS AG	JPY	48,938		$453		6/18/20	(3)
UBS AG	JPY	18,898		$171		6/18/20	(6)
UBS AG	MXN	1,624		$69		6/18/20	2
UBS AG	NOK	297		$28		6/18/20	(—@	)
UBS AG	NZD	433		$275		6/10/20	17
UBS AG	SEK	145		$15		6/18/20	(—@	)
UBS AG	SGD	61		$43		6/18/20	(—@	)
UBS AG	TRY	2		$—	@	6/18/20	—	@
UBS AG		$183	AUD	306		6/18/20	5
UBS AG		$616	CAD	873		6/18/20	5
UBS AG		$734	CHF	703		6/18/20	(2)
UBS AG		$690	CHF	671		6/18/20	9
UBS AG		$310	EUR	285		6/18/20	5
UBS AG		$692	EUR	634		6/18/20	9
UBS AG		$23	GBP	19		6/18/20	1
UBS AG		$696	GBP	585		6/18/20	32
UBS AG		$127	HKD	985		6/18/20	—	@
UBS AG		$690	JPY	76,361		6/18/20	22
UBS AG		$45	MXN	1,065		6/18/20	(1)
UBS AG		$14	SGD	20		6/18/20	—	@
UBS AG	ZAR	192		$11		6/18/20	1
							$(32)

Futures Contracts:

The Fund had the following futures contracts open at March 31, 2020:

	Number of Contracts	Expiration Date	Notional Amount (000)			Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
Euro Stoxx 50 (Germany)	54	Jun-20	EUR	1		$1,636	$232
German Euro Bund (Germany)	2	Jun-20		200		381	(4)
100 oz Gold Future (United States)	9	Jun-20		$1		1,437	(45)
SGX MSCI Singapore (Singapore)	8	Apr-20	SGD	1		158	2
S&P 500 E Mini Index (United States)	73	Jun-20		$4		9,379	(57)
U.S. Treasury 10 yr. Note (United States)	1	Jun-20		100		139	7
U.S. Treasury 2 yr. Note (United States)	3	Jun-20		600		661	4
U.S. Treasury 30 yr. Bond (United States)	4	Jun-20		400		716	57
FTSE MIB Index (Italy)	5	Jun-20	EUR	—	@	467	75
Hang Seng China Enterprises Index (Hong Kong)	3	Apr-20	HKD	—	@	459	9
U.S. Treasury Ultra Long Bond (United States)	1	Jun-20		$100		222	10
IBEX 35 Index (Spain)	7	Apr-20	EUR	—	@	522	67
SPI 200 Index (Australia)	4	Jun-20	AUD	—	@	314	14
S&P TSE 60 Index (Canada)	6	Jun-20	CAD	1		694	(2)
CAC 40 Index (France)	1	Apr-20	EUR	—	@	49	7
NIKKEI 225 Index (Japan)	3	Jun-20	JPY	2		260	9

Short:
German Euro BTP (Germany)	12	Jun-20	EUR	(1,200)		(1,871)	53
MSCI Emerging Market E Mini (United States)	9	Jun-20	$	(—@	)	(379)	(21)
TOPIX Index (Japan)	6	Jun-20	JPY	(60)		(783)	(10)
U.S. Treasury 10 yr. Note (United States)	71	Jun-20		$(7,100)		(9,847)	(207)
U.S. Treasury 10 yr. Ultra Long Bond (United States)	2	Jun-20		(200)		(312)	(17)
U.S. Treasury 5 yr. Note (United States)	8	Jun-20		(800)		(1,003)	(34)
U.S. Treasury Ultra Bond (United States)	17	Jun-20		(1,700)		(3,772)	(6)
							$143

Credit Default Swap Agreement:

The Fund had the following credit default swap agreement open at March 31, 2020:

Swap Counterparty and Reference Obligation	Credit Rating of Reference Obligation†	Buy/Sell Protection	Pay/Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (000)
Morgan Stanley & Co. LLC*
CDX.EM.32	NR	Buy	1.00%	Quarterly	12/20/24	$349	$41	$19	$22

Interest Rate Swap Agreements:

The Fund had the following interest rate swap agreements open at March 31, 2020:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Payment Frequency Paid/ Received	Maturity Date	Notional Amount (000)		Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank NA	3 Month KORIBOR	Pay	1.83%	Quarterly/ Quarterly	6/14/27	KRW	510,000	$22	$—	$22
Morgan Stanley & Co. LLC*	US CPI All Urban Consumers Index	Receive	1.24	Semi-Annual/ Quarterly	3/30/30	$316		(5)	—	(5)

Morgan Stanley & Co. LLC*	US CPI All Urban Consumers Index	Receive	1.27	Semi-Annual/ Quarterly	3/30/30	1,261	(24)	—	(24)
Morgan Stanley & Co. LLC*	US CPI All Urban Consumers Index	Receive	1.30	Semi-Annual/ Quarterly	3/30/30	315	(7)	—	(7)
Morgan Stanley & Co. LLC*	US CPI All Urban Consumers Index	Receive	1.18	Semi-Annual/ Quarterly	3/31/30	526	(5)	—	(5)
							$(19)	$—	$(19)

Total Return Swap Agreements:

The Fund had the following total return swap agreements open at March 31, 2020:

Swap Counterparty	Index	Pay/Receive Total Return of Referenced Index	Floating Rate	Payment Frequency	Maturity Date		Notional Amount (000)	Value (000)	Upfront Payment Paid (Received) (000)	Unrealized Appreciation (Depreciation) (000)
BNP Paribas SA	BNP Custom U.S. Banks Index††	Receive	3 Month USD LIBOR plus 0.15%	Quarterly	9/16/20		$47	$(6)	$—	$(6)
BNP Paribas SA	BNP Custom U.S. Banks Index††	Receive	3 Month USD LIBOR plus 0.15%	Quarterly	9/16/20		293	(36)	—	(36)
BNP Paribas SA	MSCI Emerging Markets Index	Receive	3 Month USD LIBOR plus 0.28%	Quarterly	1/26/21		8,798	(2,219)	—	(2,219)
JPMorgan Chase Bank NA	JPM Custom EU Low Volatility Index††	Pay	3 Month EUR EURIBOR plus 0.05%	Quarterly	7/27/20	EUR	498	86	—	86
JPMorgan Chase Bank NA	JPM Custom EU Low Volatility Index††	Pay	3 Month EUR EURIBOR plus 0.05%	Quarterly	7/27/20		154	21	—	21
JPMorgan Chase Bank NA	JPM Custom EU Value Index††	Receive	3 Month EUR EURIBOR plus 0.14%	Quarterly	7/27/20		658	(200)	(32)	(168)
JPMorgan Chase Bank NA	JPM Custom U.S. Growth Index††	Pay	3 Month USD LIBOR plus 0.10%	Quarterly	9/11/20		$480	40	—	40
JPMorgan Chase Bank NA	JPM Custom U.S. Growth Index††	Pay	3 Month USD LIBOR plus 0.10%	Quarterly	9/11/20		209	17	—	17
JPMorgan Chase Bank NA	JPM Custom U.S. Low Volatility Index††	Pay	3 Month USD LIBOR plus 0.10%	Quarterly	2/1/21		534	100	—	100
JPMorgan Chase Bank NA	JPM Custom U.S. Low Volatility Index††	Pay	3 Month USD LIBOR plus 0.10%	Quarterly	2/1/21		228	38	—	38

JPMorgan Chase Bank NA	JPM Custom U.S. Value Index††	Receive	3 Month USD LIBOR plus 0.10%	Quarterly	7/27/20	1,053	(297)	—	(297)
JPMorgan Chase Bank NA	JPM Custom U.S. Value Index††	Receive	3 Month USD LIBOR plus 0.10%	Quarterly	7/27/20	469	(121)	—	(121)
JPMorgan Chase Bank NA	MSCI Japan Net Total Return Index	Receive	3 Month USD LIBOR plus 0.15%	Quarterly	2/10/21	4,385	(756)	—	(756)
							$(3,333)	$(32)	$(3,301)

†† See tables below for details of the equity basket holdings underlying the swap.

The following table represents the equity basket holdings underlying the total return swap with BNP Custom U.S. Banks Index as of March 31, 2020:

Security Description	Shares	Value (000)	Index Weight
BNP Custom U.S. Banks Index
Bank of America Corp.	308,343	$6,546	20.22%
CIT Group,Inc.	3,298	57	0.18
Citigroup,Inc.	79,236	3,337	10.31
Citizens Financial Group,Inc.	15,687	295	0.91
Comerica,Inc.	5,287	155	0.48
East West Bancorp,Inc.	4,961	128	0.39
Fifth Third Bancorp	25,079	372	1.15
First Republic Bank	5,750	473	1.46
Huntington Bancshares,Inc.	35,695	293	0.91
JPMorgan Chase & Co.	110,953	9,989	30.85
KeyCorp	34,389	357	1.10
M&T Bank Corp.	4,440	459	1.42
People’s United Financial,Inc.	13,619	150	0.46
PNC Financial Services Group,Inc. (The)	15,425	1,476	4.56
Regions Financial Corp.	34,597	310	0.96
Signature Bank/New York NY	1,907	153	0.47
SVB Financial Group	1,793	271	0.84
Truist Financial Corp.	45,852	1,414	4.37
US Bancorp	51,605	1,778	5.49
Wells Fargo & Co.	146,120	4,194	12.95
Zions Bancorp NA	6,245	167	0.52
Total		$32,374	100.00%

The following table represents the equity basket holdings underlying the total return swap with JPM Custom EU Low Volatility Index as of March 31, 2020:

Security Description	Shares	Value (000)	Index Weight
JPM Custom EU Low Volatility Index
Accor SA	5,906	$163	1.98%
Ageas	4,679	196	2.38
Air Liquide SA	1,515	195	2.37
Akzo Nobel N.V.	2,673	177	2.15
Allianz SE	983	170	2.07
Amadeus IT Group SA	3,222	154	1.87
Aroundtown SA	24,706	124	1.51
Assicurazioni Generali SpA	12,142	166	2.02
Covivio	1,975	112	1.36
Deutsche Boerse AG	1,288	178	2.16
Deutsche Telekom AG	12,977	169	2.06
Edenred	4,032	169	2.06
Endesa SA	8,007	172	2.09
Eni SpA	17,497	178	2.16
EssilorLuxottica SA	1,517	164	2.00
Ferrovial SA	6,932	167	2.03
Getlink SE	13,000	158	1.92
Groupe Bruxelles Lambert SA	2,307	182	2.22
Hannover Rueck SE	1,170	169	2.06
Heineken Holding N.V.	2,364	182	2.22
Henkel AG & Co KGaA	2,453	182	2.22
Hermes International	299	207	2.52
Legrand SA	2,827	182	2.22
L’Oreal SA	752	198	2.41
LVMH Moet Hennessy Louis Vuitton SE	507	189	2.30
Mapfre SA	97,564	168	2.04
Merck KGaA	1,703	176	2.14
Munich Re	802	163	1.98
Orange SA	15,560	191	2.32
Pernod Ricard SA	1,302	186	2.26
Prosus N.V.	2,948	205	2.50
Recordati SpA	4,973	211	2.57
Red Electrica Corp SA	10,715	193	2.35
Sanofi	2,178	193	2.34
SAP SE	1,750	198	2.41
Sartorius Stedim Biotech	1,049	212	2.59
Schneider Electric SE	2,030	176	2.14
Snam SpA	40,830	189	2.30
Sodexo SA	2,334	159	1.93
Symrise AG	2,103	197	2.40
Teleperformance	826	173	2.10
Terna Rete Elettrica Nazionale SpA	30,460	194	2.36
TOTAL SA	4,885	191	2.32
Vinci SA	2,049	170	2.07
Vivendi SA	8,140	175	2.13
Wolters Kluwer N.V.	2,779	197	2.39
		$8,220	100.00%

The following table represents the equity basket holdings underlying the total return swap with JPM Custom EU Value Index as of March 31, 2020:

Security Description	Shares	Value (000)	Index Weight
JPM Custom EU Value Index
ACS Actividades de Construccion y Servicious SA	7,075	$139	1.93%
Aegon N.V.	62,200	159	2.21
AerCap Holdings N.V.	4,074	102	1.30
ArcelorMittal SA	14,469	138	1.92
Arkema SA	2,308	160	2.23
Atos SE	2,814	192	2.65
Banco de Sabadell SA	251,886	130	1.81
Bank of Ireland Group PLC	58,867	112	1.56
Bayer AG	2,821	164	2.29
Bayerische Motoren Werke AG	3,995	173	2.40
Bayerische Motoren Werke AG	3,226	168	2.33
BNP Paribas SA	4,473	136	1.89
Bollore SA	59,989	166	2.31
Bouygues SA	2,561	75	1.05
Capgemini SE	1,975	168	2.33
Carrefour SA	11,188	178	2.47
Casino Guichard Perrachon SA	5,365	208	2.88
Cie de Saint-Gobain	5,702	139	1.94
CNP Assurances	13,459	132	1.84
Credit Agricole SA	18,663	138	1.91
Deutsche Lufthansa AG	15,820	149	2.08
Electricite de France SA	14,070	112	1.55
Engie SA	11,862	123	1.71
Faurecia SE	4,592	138	1.92
Fortum Oyj	9,359	138	1.92
Fresenius Medical Care AG & Co. KGaA	2,671	177	2.47
Fresenius SE & Co. KGaA	4,433	166	2.31
HeidelbergCement AG	1,787	77	1.07
HOCHTIEF AG	2,157	144	2.00
Ipsen SA	3,208	167	2.32
KION Group AG	3,880	169	2.35
Klepierre SA	6,914	134	1.86
Koninklijke Ahold Delhaize N.V.	8,261	194	2.69
Leonardo SpA	21,478	144	2.00
METRO AG	15,708	136	1.90
NN Group N.V.	6,121	166	2.31
Nokia Oyj	55,594	176	2.45
OMV AG	5,010	139	1.93
Peugeot SA	11,047	148	2.06
Publicis Groupe SA	5,435	157	2.18
Repsol SA	18,364	169	2.35
SES SA	24,818	146	2.04
Societe Generale SA	7,815	132	1.84
Solvay SA	2,333	171	2.38
Telefonica SA	17,542	81	1.12
Unibail-Rodamco-Westfield	1,774	101	1.40
Uniper SE	6,644	165	2.29
Volkswagen AG	1,207	162	2.25
Volkswagen AG	1,222	144	2.00
Total		$7,202	100.00%

The following table represents the equity basket holdings underlying the total return swap with JPM Custom U.S. Growth Index as of March 31, 2020:

Security Description	Shares	Value (000)	Index Weight
JPM Custom U.S. Growth Index
3D Systems Corp.	5,371	$41	0.50%
8x8, Inc.	2,936	41	0.49
AAON, Inc.	908	44	0.53
Advanced Micro Devices, Inc.	1,091	50	0.60
Agilysys, Inc.	1,688	28	0.34
Air Products & Chemicals, Inc.	224	45	0.54
Allegion PLC	428	39	0.47
Amedisys, Inc.	303	56	0.67
American Tower Corp.	210	46	0.55
Aon PLC	238	39	0.47
Apache Corp.	2,042	9	0.10
AptarGroup, Inc.	497	49	0.60
Arlo Technologies, Inc.	15,994	39	0.47
Arthur J Gallagher & Co.	507	41	0.50
Axon Enterprise, Inc.	653	46	0.56
Badger Meter, Inc.	815	44	0.53
Balchem Corp.	536	53	0.64
Ball Corp.	670	43	0.52
Banc of California, Inc.	3,410	27	0.33
Bank of Hawaii Corp.	670	37	0.45
Boeing Co. (The)	182	27	0.33
Brown & Brown, Inc.	1,146	42	0.50
Brown-Forman Corp.	800	44	0.53
Cable One, Inc.	32	52	0.63
Capstead Mortgage Corp.	6,740	28	0.34
Cardiovascular Systems, Inc.	1,352	48	0.57
Catalent, Inc.	972	51	0.61
Cavco Industries, Inc.	245	36	0.43
CEVA, Inc.	1,750	44	0.53
Chefs’ Warehouse, Inc. (The)	1,700	17	0.21
Chemed Corp.	118	51	0.62
Chipotle Mexican Grill, Inc.	69	45	0.55
Churchill Downs, Inc.	406	42	0.50
Cintas Corp.	187	32	0.39
City Holding Co.	706	47	0.57
CMS Energy Corp.	793	47	0.56
Cogent Communications Holdings, Inc.	628	51	0.62
Cognex Corp.	1,099	46	0.56
Commerce Bancshares, Inc.	826	42	0.50
Community Bank System, Inc.	794	47	0.56
Community Healthcare Trust, Inc.	1,011	39	0.47
Concho Resources, Inc.	755	32	0.39
Copart, Inc.	609	42	0.50
CoreSite Realty Corp.	473	55	0.66
Costco Wholesale Corp.	169	48	0.58
Cree, Inc.	1,132	40	0.48
Crocs, Inc.	1,957	33	0.40
Crown Castle International Corp.	323	47	0.56
CyrusOne, Inc.	811	50	0.60
Cytokinetics, Inc.	3,502	41	0.50
Domino’s Pizza, Inc.	150	49	0.59
Dril-Quip, Inc.	1,386	42	0.51
EastGroup Properties, Inc.	393	41	0.49
Ecolab, Inc.	263	41	0.49

eHealth, Inc.	426	60	0.73
Enerpac Tool Group Corp.	2,371	39	0.47
Equinix, Inc.	83	52	0.62
ESCO Technologies, Inc.	561	43	0.51
Estee Lauder Cos, Inc. (The)	271	43	0.52
Etsy, Inc.	876	34	0.41
Eversource Energy	552	43	0.52
Expeditors International of Washington I	727	48	0.58
Exponent, Inc.	692	50	0.60
FactSet Research Systems, Inc.	183	48	0.57
FARO Technologies, Inc.	900	40	0.48
Fastenal Co.	1,484	46	0.56
First Financial Bankshares, Inc.	1,724	46	0.56
First Republic Bank	501	41	0.50
FirstCash, Inc.	639	46	0.55
Five Below, Inc.	528	37	0.45
Fluor Corp.	5,276	36	0.44
Fox Factory Holding Corp.	841	35	0.43
Freeport-McMoRan, Inc.	5,067	34	0.41
Garmin Ltd.	566	42	0.51
Garrett Motion, Inc.	7,481	21	0.26
Glacier BanCorp, Inc.	1,325	45	0.54
Graco, Inc.	1,009	49	0.59
Green Plains, Inc.	4,245	21	0.25
Hanger, Inc.	2,298	36	0.43
Healthcare Realty Trust, Inc.	1,440	40	0.48
HealthEquity, Inc.	769	39	0.47
Healthpeak Properties, Inc.	1,535	37	0.44
Helen of Troy Ltd.	300	43	0.52
Hershey Co (The)	332	44	0.53
Heska Corp.	533	29	0.36
Hess Corp.	884	29	0.35
Home Depot, Inc. (The)	224	42	0.50
IDEX Corp.	341	47	0.57
IDEXX Laboratories, Inc.	203	49	0.59
Illinois Tool Works, Inc.	302	43	0.52
Independent Bank Corp.	733	47	0.57
Installed Building Products, Inc.	776	31	0.37
InterDigital, Inc.	966	43	0.52
IPG Photonics Corp.	399	44	0.53
Jack Henry & Associates, Inc.	323	50	0.61
Jacobs Engineering Group, Inc.	523	41	0.50
Kansas City Southern	335	43	0.51
Kinsale Capital Group, Inc.	396	41	0.50
Lamb Weston Holdings, Inc.	597	34	0.41
Lancaster Colony Corp.	343	50	0.60
LendingTree, Inc.	192	35	0.42
Linde PLC	261	45	0.54
Lindsay Corp.	528	48	0.58
LivePerson, Inc.	2,051	47	0.56
LiveRamp Holdings, Inc.	1,402	46	0.56
Louisiana-Pacific Corp.	1,753	30	0.36
Lowe’s Cos, Inc.	470	40	0.49
MarketAxess Holdings, Inc.	145	48	0.58
Marsh & McLennan Cos, Inc.	479	41	0.50
Masimo Corp.	298	53	0.64
Mastercard, Inc.	175	42	0.51
Mattel, Inc.	4,306	38	0.46
McCormick & Co, Inc.	340	48	0.58
Mesa Laboratories, Inc.	208	47	0.57
Momenta Pharmaceuticals, Inc.	1,651	45	0.54
Monolithic Power Systems, Inc.	315	53	0.63

Moody’s Corp.	202	43	0.51
Motorcar Parts of America, Inc.	3,021	38	0.46
Motorola Solutions, Inc.	292	39	0.47
MSA Safety, Inc.	404	41	0.49
MSCI, Inc.	165	48	0.58
National Instruments Corp.	1,300	43	0.52
National Storage Affiliates Trust	1,434	42	0.51
Nektar Therapeutics	2,626	47	0.56
NeoGenomics, Inc.	1,704	47	0.57
Netflix, Inc.	138	52	0.63
New York Times Co. (The)	1,386	43	0.51
Newmont Corp.	1,026	46	0.56
NextEra Energy, Inc.	192	46	0.56
NIKE, Inc.	561	46	0.56
Northfield BanCorp, Inc.	3,588	40	0.48
Northwest Bancshares, Inc.	3,546	41	0.49
Northwest Natural Holding Co.	785	48	0.58
NVIDIA Corp.	192	51	0.61
Old Dominion Freight Line, Inc.	394	52	0.62
Ollie’s Bargain Outlet Holdings, Inc.	995	46	0.56
ONEOK, Inc.	748	16	0.20
O’Reilly Automotive, Inc.	140	42	0.51
Papa John’s International, Inc.	872	47	0.56
Paycom Software, Inc.	181	37	0.44
PayPal Holdings, Inc.	465	45	0.54
PDF Solutions, Inc.	3,588	42	0.51
Pennant Group, Inc. (The)	1,914	27	0.33
Penumbra, Inc.	301	49	0.58
Prosperity Bancshares, Inc.	764	37	0.44
Proto Labs, Inc.	577	44	0.53
PS Business Parks, Inc.	331	45	0.54
Quaker Chemical Corp.	320	40	0.49
Realty, Inc.ome Corp.	684	34	0.41
REGENXBIO, Inc.	1,337	43	0.52
Renewable Energy Group, Inc.	1,958	40	0.48
Repligen Corp.	589	57	0.70
ResMed, Inc.	309	45	0.55
REX American Resources Corp.	762	35	0.43
RLI Corp.	622	55	0.66
Rollins, Inc.	1,338	48	0.58
Ross Stores, Inc.	467	41	0.49
Royal Gold, Inc.	495	43	0.52
S&P Global, Inc.	182	45	0.54
SBA Communications Corp.	178	48	0.58
Scotts Miracle-Gro Co (The)	435	45	0.54
Service Corp. International	1,028	40	0.48
ServiceNow, Inc.	155	44	0.53
Shake Shack, Inc.	915	35	0.42
Sherwin-Williams Co. (The)	94	43	0.52
Southside Bancshares, Inc.	1,555	47	0.57
Southwest Airlines Co.	1,129	40	0.48
Sunrun, Inc.	2,614	26	0.32
Tabula Rasa HealthCare, Inc.	981	51	0.62
Tactile Systems Technology, Inc.	1,023	41	0.50
TechTarget, Inc.	2,351	48	0.58
TJX Cos, Inc. (The)	842	40	0.49
Tompkins Financial Corp.	638	46	0.55
Toro Co (The)	682	44	0.54
TransDigm Group, Inc.	92	29	0.35
Trex Co, Inc.	501	40	0.48
Twitter, Inc.	1,461	36	0.43
UDR, Inc.	1,077	39	0.47

Ulta Beauty, Inc.	199	35	0.42
Under Armour, Inc.	3,752	35	0.42
United Fire Group, Inc.	1,295	42	0.51
Universal Display Corp.	331	44	0.53
Universal Health Realty, Inc.ome Trust	473	48	0.57
US Physical Therapy, Inc.	480	33	0.40
US Silica Holdings, Inc.	11,164	20	0.24
VeriSign, Inc.	270	49	0.59
Verisk Analytics, Inc.	318	44	0.53
Vicor Corp.	1,164	52	0.62
Visa, Inc.	275	44	0.53
Watsco, Inc.	310	49	0.59
WD-40 Co.	287	58	0.71
WEC Energy Group, Inc.	523	46	0.56
Westamerica BanCorp	857	50	0.61
Wingstop, Inc.	623	50	0.60
Xcel Energy, Inc.	776	47	0.56
Zoetis, Inc.	372	44	0.53
		$8,291	100.00%

The following table represents the equity basket holdings underlying the total return swap with JPM Custom U.S. Low Volatility Index as of March 31, 2020:

Security Description	Shares	Value (000)	Index Weight
JPM Custom U.S. Low Volatility Index
Abbott Laboratories	631	$50	0.64%
Aflac, Inc.	1,168	40	0.50
Agilent Technologies, Inc.	616	44	0.56
Air Products & Chemicals, Inc.	219	44	0.55
Alexandria Real Estate Equities, Inc.	317	44	0.55
Alphabet, Inc.	37	43	0.55
Ameren Corp.	591	43	0.54
American Campus Communities, Inc.	1,130	31	0.40
American Express Co.	447	38	0.48
AMETEK, Inc.	569	41	0.52
Amgen, Inc.	242	49	0.62
Amphenol Corp.	535	39	0.49
Analog Devices, Inc.	462	41	0.52
Aon PLC	230	38	0.48
Apartment Investment & Management Co.	1,013	36	0.45
AptarGroup, Inc.	481	48	0.60
Armada Hoffler Properties, Inc.	2,885	31	0.39
Arthur J Gallagher & Co.	490	40	0.50
Asbury Automotive Group, Inc.	549	30	0.38
AT&T, Inc.	1,355	39	0.50
Atmos Energy Corp.	458	45	0.57
AutoZone, Inc.	49	41	0.52
AvalonBay Communities, Inc.	238	35	0.44
Badger Meter, Inc.	828	44	0.56
Booking Holdings, Inc.	30	40	0.51
Boston Scientific Corp.	1,334	44	0.55
Broadcom, Inc.	182	43	0.54
Brookline BanCorp, Inc.	3,656	41	0.52
Brown & Brown, Inc.	1,104	40	0.50
Cabot Oil & Gas Corp.	3,478	60	0.75
Callaway Golf Co.	3,141	32	0.40
Camden Property Trust	454	36	0.45
Capital One Financial Corp.	578	29	0.37
CarMax, Inc.	571	31	0.39
CDW Corp.	435	41	0.51
Central Pacific Financial Corp.	2,129	34	0.43
Cerner Corp.	705	44	0.56
CH Robinson Worldwide, Inc.	734	49	0.61
Chemed Corp.	115	50	0.63
Chevron Corp.	521	38	0.48
Choice Hotels International, Inc.	556	34	0.43
Chubb Ltd.	340	38	0.48
Cintas Corp.	182	32	0.40
Citrix Systems, Inc.	471	67	0.84
City Holding Co.	702	47	0.59
CME Group, Inc.	231	40	0.50
Coca-Cola Co. (The)	880	39	0.49
Columbia Sportswear Co.	628	44	0.55
Comcast Corp.	1,219	42	0.53
Commerce Bancshares, Inc.	812	41	0.52
Community Bank System, Inc.	786	46	0.58
ConocoPhillips	1,046	32	0.41
Corning, Inc.	2,073	43	0.54
Corteva, Inc.	1,804	42	0.53

Cracker Barrel Old Country Store, Inc.	350	29	0.37
CVB Financial Corp.	2,639	53	0.67
Danaher Corp.	332	46	0.58
Delta Air Lines, Inc.	1,077	31	0.39
Dollar General Corp.	322	49	0.61
Dorman Products, Inc.	852	47	0.59
Douglas Emmett, Inc.	1,250	38	0.48
DSP Group, Inc.	3,648	49	0.62
Duke Energy Corp.	509	41	0.52
Duke Realty Corp.	1,448	47	0.59
Dunkin’ Brands Group, Inc.	737	39	0.49
EastGroup Properties, Inc.	381	40	0.50
Eaton Corp. PLC	528	41	0.52
Ecolab, Inc.	254	40	0.50
EMCOR Group, Inc.	638	39	0.49
Essex Property Trust, Inc.	172	38	0.48
Estee Lauder Cos, Inc. (The)	268	43	0.54
ExlService Holdings, Inc.	647	34	0.42
Extra Space Storage, Inc.	470	45	0.57
Exxon Mobil Corp.	990	38	0.47
Fidelity National Information Services I	346	42	0.53
Fiserv, Inc.	457	43	0.55
Flowers Foods, Inc.	2,185	45	0.57
Fortive Corp.	721	40	0.50
Four Corners Property Trust, Inc.	1,675	31	0.40
Garmin Ltd.	556	42	0.53
Gentex Corp.	1,868	41	0.52
Gilead Sciences, Inc.	684	51	0.65
Graco, Inc.	994	48	0.61
Hanger, Inc.	2,209	34	0.43
Hershey Co. (The)	322	43	0.54
Hill-Rom Holdings, Inc.	505	51	0.64
Hilton Worldwide Holdings, Inc.	531	36	0.46
Home Depot, Inc. (The)	216	40	0.51
HP, Inc.	2,401	42	0.53
IDEX Corp.	337	46	0.59
IHS Markit Ltd.	697	42	0.53
Illinois Tool Works, Inc.	293	42	0.52
Intercontinental Exchange, Inc.	517	42	0.53
InterDigital, Inc.	944	42	0.53
Interpublic Group of Cos, Inc. (The)	2,401	39	0.49
Intuit, Inc.	183	42	0.53
J&J Snack Foods Corp.	308	37	0.47
Jacobs Engineering Group, Inc.	514	41	0.51
Johnson & Johnson	361	47	0.60
Johnson Controls International PLC	1,319	36	0.45
JPMorgan Chase & Co.	431	39	0.49
Kaiser Aluminum Corp.	521	36	0.45
Kaman Corp.	874	34	0.42
Kansas City Southern	327	42	0.53
Kinder Morgan, Inc.	2,554	36	0.45
KKR Real Estate Finance Trust, Inc.	2,540	38	0.48
Laboratory Corp. of America Holdings	271	34	0.43
Lennox International, Inc.	200	36	0.46
Life Storage, Inc.	435	41	0.52
Lincoln Electric Holdings, Inc.	599	41	0.52
Linde PLC	252	44	0.55
Lindsay Corp.	526	48	0.61
Louisiana-Pacific Corp.	1,696	29	0.37
Marsh & McLennan Cos, Inc.	470	41	0.51
Mastercard, Inc.	171	41	0.52
Maxim Integrated Products, Inc.	893	43	0.55

MAXIMUS, Inc.	772	45	0.57
McDonald’s Corp.	251	41	0.52
Microsoft Corp.	306	48	0.61
Mid-America Apartment Communities, Inc.	359	37	0.47
Motorola Solutions, Inc.	285	38	0.48
Nasdaq, Inc.	444	42	0.53
National Instruments Corp.	1,276	42	0.53
National Oilwell Varco, Inc.	2,724	27	0.34
NBT BanCor., Inc.	1,477	48	0.60
NewMarket Corp.	124	47	0.60
Newmont Corp.	1,016	46	0.58
NextEra Energy, Inc.	184	44	0.56
NIKE, Inc.	554	46	0.58
Northwest Bancshares, Inc.	3,508	41	0.51
NVR, Inc.	13	33	0.42
Omnicom Group, Inc.	728	40	0.50
ONEOK, Inc.	736	16	0.20
O’Reilly Automotive, Inc.	138	41	0.52
Oxford Industries, Inc.	853	31	0.39
Pentair PLC	1,266	38	0.48
Pfizer, Inc.	1,425	46	0.59
PPG Industries, Inc.	481	40	0.51
Procter & Gamble Co (The)	415	46	0.58
Providence Service Corp. (The)	809	44	0.56
Provident Financial Services, Inc.	2,507	32	0.41
Public Storage	229	45	0.57
PulteGroup, Inc.	1,181	26	0.33
Quest Diagnostics, Inc.	448	36	0.45
Rambus, Inc.	3,639	40	0.51
Raytheon Technologies Corp.	370	35	0.44
Reliance Steel & Aluminum Co.	476	42	0.53
Republic Services, Inc.	537	40	0.51
ResMed, Inc.	295	43	0.55
REX American Resources Corp.	770	36	0.45
Ross Stores, Inc.	474	41	0.52
S&P Global, Inc.	175	43	0.54
S&T BanCorp, Inc.	1,522	42	0.52
salesforce.com, Inc.	295	43	0.54
Schlumberger Ltd.	1,910	26	0.32
SEACOR Holdings, Inc.	1,585	43	0.54
Service Corp. International	982	38	0.48
Sherwin-Williams Co. (The)	91	42	0.53
Silgan Holdings, Inc.	1,678	49	0.61
Southside Bancshares, Inc.	1,525	46	0.58
Standard Motor Products, Inc.	1,192	50	0.62
STERIS PLC	314	44	0.55
Stryker Corp.	262	44	0.55
Sysco Corp.	733	33	0.42
T Rowe Price Group, Inc.	403	39	0.50
TE Connectivity Ltd.	604	38	0.48
TechnipFMC PLC	3,627	24	0.31
Teledyne Technologies, Inc.	142	42	0.53
Texas Instruments, Inc.	434	43	0.55
Thermo Fisher Scientific, Inc.	158	45	0.56
TJX Cos, Inc. (The)	830	40	0.50
Toll Brothers, Inc.	1,279	25	0.31
Tompkins Financial Corp.	646	46	0.58
Tootsie Roll Industries, Inc.	1,520	55	0.69
Toro Co (The)	666	43	0.55
Tractor Supply Co.	537	45	0.57
Trane Technologies PLC	444	37	0.46
UDR, Inc.	1,050	38	0.48

UniFirst Corp.	273	41	0.52
Union Pacific Corp.	318	45	0.56
UnitedHealth Group, Inc.	178	44	0.56
US BanCorp	1,109	38	0.48
VeriSign, Inc.	260	47	0.59
Verisk Analytics, Inc.	307	43	0.54
Vertex Pharmaceuticals, Inc.	210	50	0.63
Visa, Inc.	267	43	0.54
Walmart, Inc.	444	50	0.64
Waste Management, Inc.	431	40	0.50
Watsco, Inc.	290	46	0.58
Westamerica BanCorp	856	50	0.63
Williams Cos, Inc. (The)	2,679	38	0.48
WR Berkley Corp.	740	39	0.49
Yum! Brands, Inc.	547	37	0.47
Zoetis, Inc.	363	43	0.54
		$7,928	100.00%

The following table represents the equity basket holdings underlying the total return swap with JPM Custom U.S. Value Index as of March 31, 2020:

Security Description	Shares	Value (000)	Index Weight
JPM Custom U.S. Value Index
AAR Corp.	1,424	$25	0.36%
AdvanSix, Inc.	3,554	34	0.48
Alexion Pharmaceuticals, Inc.	555	50	0.71
Alliance Data Systems Corp.	652	22	0.31
AMC Networks, Inc.	1,732	42	0.60
American Axle & Manufacturing Holdings I	8,665	31	0.44
AmerisourceBergen corp.	605	54	0.77
Andersons, Inc. (The)	2,861	54	0.77
ArcBest corp.	2,580	45	0.64
Archer-Daniels-Midland Co.	1,366	48	0.69
Archrock, Inc.	7,579	28	0.40
Arrow Electronics, Inc.	769	40	0.57
Associated Bancorp	3,069	39	0.56
Atlas Air Worldwide Holdings, Inc.	2,010	52	0.73
Avis Budget Group, Inc.	1,737	24	0.34
Avnet, Inc.	1,680	42	0.60
Axos Financial, Inc.	2,204	40	0.57
AZZ, Inc.	1,440	40	0.58
B&G Foods, Inc.	3,145	57	0.81
Bank OZK	2,048	34	0.49
Biogen, Inc.	165	52	0.74
Bloomin’ Brands, Inc.	2,908	21	0.29
BorgWarner, Inc.	1,664	41	0.58
Brinker International, Inc.	1,474	18	0.25
Cadence Bancorp	3,826	25	0.36
Caleres, Inc.	5,067	26	0.37
Cardtronics PLC	1,566	33	0.47
Carnival corp.	1,633	22	0.31
CenterPoint Energy, Inc.	2,251	35	0.49
Central Garden & Pet Co.	2,032	52	0.74
CenturyLink, Inc.	4,176	40	0.56
Cinemark Holdings, Inc.	2,153	22	0.31
CIT Group, Inc.	1,389	24	0.34
Citigroup, Inc.	799	34	0.48
Citizens Financial Group, Inc.	1,669	31	0.45
CNO Financial Group, Inc.	3,215	40	0.57
Comerica, Inc.	1,019	30	0.42
Commercial Metals Co.	2,798	44	0.63
Computer Programs & Systems, Inc.	1,431	32	0.45
Conn’s, Inc.	6,997	29	0.42
CONSOL Energy, Inc.	9,505	35	0.50
CoreCivic, Inc.	3,309	37	0.53
Customers Bancorp,, Inc.	2,515	27	0.39
CVS Health corp.	831	49	0.70
Dana, Inc.	3,857	30	0.43
Dave & Buster’s Entertainment, Inc.	1,727	23	0.32
Denbury Resources, Inc.	71,219	13	0.19
DiamondRock Hospitality Co.	5,942	30	0.43
Diodes, Inc.	1,165	47	0.67
Diversified Healthcare Trust	7,748	28	0.40
Domtar corp.	1,782	39	0.55
Donnelley Financial Solutions, Inc.	4,066	21	0.30
DXC Technology Co.	2,340	31	0.43
Dycom Industries, Inc.	2,100	54	0.77

Eastman Chemical Co.	853	40	0.56
Ebix, Inc.	2,164	33	0.47
Edgewell Personal Care Co.	1,577	38	0.54
Era Group, Inc.	1,681	9	0.13
Ethan Allen Interiors, Inc.	3,936	40	0.57
Exelon corp.	588	22	0.31
Expedia Group, Inc.	546	31	0.44
Ezcorp,, Inc.	11,062	46	0.66
Fifth Third Bancorp	2,127	32	0.45
Genesco, Inc.	1,629	22	0.31
GEO Group, Inc. (The)	3,245	39	0.56
G-III Apparel Group Ltd	2,460	19	0.27
GMS, Inc.	2,223	35	0.50
Goldman Sachs Group, Inc. (The)	256	40	0.56
Graham Holdings Co	106	36	0.51
Greenbrier Cos, Inc. (The)	2,185	39	0.55
Greif, Inc.	1,485	46	0.66
Griffon corp.	2,959	37	0.53
Group 1 Automotive, Inc.	627	28	0.39
Harsco corp.	4,561	32	0.45
Hawaiian Holdings, Inc.	2,715	28	0.40
Herman Miller, Inc.	1,550	34	0.49
Hewlett Packard Enterprise Co.	4,129	40	0.57
Hibbett Sports, Inc.	2,662	29	0.41
Hillenbrand, Inc.	2,276	43	0.62
HollyFrontier corp.	1,570	38	0.55
Host Hotels & Resorts, Inc.	3,669	41	0.58
Howmet Aerospace, Inc.	1,806	29	0.41
Integer Holdings corp.	594	37	0.53
Intel corp.	464	25	0.36
Interface, Inc.	3,646	28	0.39
International Business Machines corp.	403	45	0.64
Invesco Ltd.	3,638	33	0.47
iStar, Inc.	3,295	35	0.50
J2 Global, Inc.	586	44	0.62
Janus Henderson Group PLC	2,545	39	0.55
Juniper Networks, Inc.	1,193	23	0.32
Kelly Services, Inc.	3,286	42	0.59
Koppers Holdings, Inc.	2,648	33	0.47
Kraft Heinz Co. (The)	2,039	50	0.72
Kraton corp.	4,951	40	0.57
Lannett Co, Inc.	6,211	43	0.61
Lantheus Holdings, Inc.	3,367	43	0.61
Laredo Petroleum, Inc.	54,468	21	0.29
Lincoln National corp.	1,175	31	0.44
Lydall, Inc.	3,506	23	0.32
LyondellBasell Industries N.V.	720	36	0.51
M/I Homes, Inc.	1,364	23	0.32
Mack-Cali Realty corp.	2,496	38	0.54
Macy’s, Inc.	4,110	20	0.29
MarineMax, Inc.	3,318	35	0.49
Matrix Service Co.	4,288	41	0.58
MDU Resources Group, Inc.	902	19	0.28
MEDNAX, Inc.	3,111	36	0.51
Medtronic PLC	259	23	0.33
Meredith corp.	2,186	27	0.38
Meridian Bioscience, Inc.	6,499	55	0.78
Meritor, Inc.	2,424	32	0.46
Methode Electronics, Inc.	1,788	47	0.67
MetLife, Inc.	1,221	37	0.53
Micron Technology, Inc.	1,004	42	0.60
Minerals Technologies, Inc.	1,186	43	0.61

Molson Coors Beverage Co.	1,031	40	0.57
Movado Group, Inc.	3,661	43	0.61
Mylan N.V.	3,192	48	0.68
MYR Group, Inc.	1,206	32	0.45
Natus Medical, Inc.	1,932	45	0.63
Navient corp.	4,905	37	0.53
NETGEAR, Inc.	2,807	64	0.91
Norwegian Cruise Line Holdings Ltd.	1,546	17	0.24
NRG Energy, Inc.	1,561	43	0.60
Office Depot, Inc.	22,218	36	0.52
Old Republic International corp.	1,265	19	0.27
Oracle corp.	532	26	0.37
OraSure Technologies, Inc.	8,175	88	1.25
Oshkosh corp.	696	45	0.64
Owens & Minor, Inc.	7,714	71	1.00
Owens Corning	918	36	0.51
Park Hotels & Resorts, Inc.	2,879	23	0.32
Patrick Industries, Inc.	976	27	0.39
PDC Energy, Inc.	2,966	18	0.26
Pebblebrook Hotel Trust	2,708	29	0.42
Penn Virginia corp.	3,568	11	0.16
Pennsylvania Real Estate Investment Trust	20,631	19	0.27
Perspecta, Inc.	2,132	39	0.55
Photronics, Inc.	4,126	42	0.60
Pitney Bowes, Inc.	15,613	32	0.45
Plantronics, Inc.	3,939	40	0.56
PPL corp.	1,675	41	0.59
PRA Health Sciences, Inc.	519	43	0.61
Principal Financial Group, Inc.	1,162	36	0.52
Progress Software corp.	1,460	47	0.66
ProPetro Holding corp.	6,249	16	0.22
PVH corp.	723	27	0.39
QEP Resources, Inc.	25,238	8	0.12
QuinStreet, Inc.	4,244	34	0.49
Ready Capital corp.	3,520	25	0.36
Regal Beloit corp.	652	41	0.58
Reinsurance Group of America, Inc.	414	35	0.49
Sanmina corp.	1,993	54	0.77
ScanSource, Inc.	1,855	40	0.56
Service Properties Trust	3,039	16	0.23
Signet Jewelers Ltd.	2,344	15	0.21
SMART Global Holdings, Inc.	1,952	47	0.67
SpartanNash Co.	3,794	54	0.77
Summit Hotel Properties, Inc.	5,895	25	0.35
SunCoke Energy, Inc.	11,452	44	0.63
Supernus Pharmaceuticals, Inc.	2,852	51	0.73
Sykes Enterprises, Inc.	1,697	46	0.65
Syneos Health, Inc.	761	30	0.43
SYNNEX corp.	409	30	0.42
Synovus Financial corp.	1,863	33	0.46
Talos Energy, Inc.	3,666	21	0.30
Tanger Factory Outlet Centers, Inc.	4,351	22	0.31
Tenet Healthcare corp.	2,014	29	0.41
Terex corp.	2,455	35	0.50
Textron, Inc.	1,284	34	0.49
Timken Co. (The)	1,208	39	0.55
Tivity Health, Inc.	4,384	28	0.39
Tredegar corp.	1,562	24	0.35
TrueBlue, Inc.	3,598	46	0.65
Tupperware Brands corp.	21,483	35	0.49
Tyson Foods, Inc.	759	44	0.62
UGI corp.	1,428	38	0.54

Ultra Clean Holdings, Inc.	2,503	35	0.49
United Rentals, Inc.	404	42	0.59
United Therapeutics corp.	259	25	0.35
Universal Insurance Holdings, Inc.	2,530	45	0.64
Unum Group	2,281	34	0.49
Vanda Pharmaceuticals, Inc.	4,667	48	0.69
Varex Imaging corp.	2,166	49	0.70
ViacomCBS, Inc.	2,253	32	0.45
Vista Outdoor, Inc.	7,282	64	0.91
Wabash National corp.	4,818	35	0.49
Waddell & Reed Financial, Inc.	3,706	42	0.60
Walker & Dunlop, Inc.	770	31	0.44
Warrior Met Coal, Inc.	2,864	30	0.43
Washington Prime Group, Inc.	20,230	16	0.23
Wells Fargo & Co.	1,283	37	0.52
Westrock Co.	1,596	45	0.64
Whirlpool Corp.	407	35	0.50
Wyndham Destinations, Inc.	1,303	28	0.40
Xenia Hotels & Resorts, Inc.	3,468	36	0.51
Zimmer Biomet Holdings, Inc.	388	39	0.56
Zions Bancorp NA	1,337	36	0.51
Total		$7,038	100.00%

@		Value is less than $500.
†		Credit rating as issued by Standard & Poor's.
*		Cleared swap agreement, the broker is Morgan Stanley &Co. LLC.
NR		Not rated.
BTP		Buoni del Tesoro Poliennali.
CAC		Cotation Assistée en Continu.
CPI		Consumer Price Index.
EURIBOR		Euro Interbank Offered Rate.
IBEX		Índice Bursátil Español.
KORIBOR		Korea Interbank OfferedRate.
LIBOR		London Interbank Offered Rate.
MIB		Milano Indice di Borsa.
SGX		Singapore Exchange Ltd.
TOPIX		Tokyo Stock Price Index.
TSE		Toronto Stock Exchange.
AUD	—	Australian Dollar
BRL	—	BrazilianReal
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CLP	—	Chilean Peso
CNH	—	ChineseYuan Renminbi Offshore
COP	—	Colombian Peso
CZK	—	Czech Koruna
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
ILS	—	Israeli Shekel
INR	—	Indian Rupee
JPY	—	Japanese Yen
KRW	—	South Korean Won
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NOK	—	Norwegian Krone
NZD	—	New ZealandDollar
PEN	—	Peruvian Nuevo Sol
PLN	—	Polish Zloty
RUB	—	Russian Ruble
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
THB	—	Thai Baht
TRY	—	Turkish Lira
TWD	—	Taiwan Dollar
USD	—	United States Dollar
ZAR	—	South African Rand

Portfolio Composition

Classification	Percentage of Total Investments
Fixed Income Securities	47.4%
Common Stocks	36.5
Short-Term Investments	11.9
Other**	4.2
Total Investments	100.0	%***

**	Industries and/or investment types representing less than 5% of total investments.
***

Does not include open long/short futures contracts with a value of approximately $35,461,000 and net unrealized appreciation of approximately $143,000. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of approximately $32,000. Also does not include open swap agreements with net unrealized depreciation of approximately $3,298,000.

Morgan Stanley Variable Insurance Fund, Inc.

Discovery Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2020 (unaudited)

	Shares	Value (000)
Common Stocks (95.1%)
Biotechnology (2.4%)
Alnylam Pharmaceuticals, Inc. (a)	9,532	$1,038
Exact Sciences Corp. (a)	27,264	1,581
Moderna, Inc. (a)	31,128	932
		3,551
Entertainment (7.1%)
Roku, Inc. (a)	45,705	3,998
Spotify Technology SA (a)	53,851	6,540
		10,538
Health Care Equipment & Supplies (6.9%)
DexCom, Inc. (a)	29,423	7,923
Penumbra, Inc. (a)	13,983	2,256
		10,179
Health Care Providers & Services (2.2%)
Covetrus, Inc. (a)	93,409	760
Guardant Health, Inc. (a)	35,683	2,484
		3,244
Health Care Technology (5.7%)
Agilon Health Topco, Inc.(a)(b)(c) (acquisition cost — $596; acquired 11/7/18)	1,577	670
Veeva Systems, Inc., Class A (a)	49,590	7,754
		8,424
Information Technology Services (24.3%)
Adyen N.V. (Netherlands) (a)	3,729	3,186
MongoDB, Inc. (a)	51,819	7,075
Okta, Inc. (a)	55,937	6,839
Shopify, Inc., Class A (Canada) (a)	20,651	8,610
Square, Inc., Class A (a)	106,862	5,597
Twilio, Inc., Class A (a)	53,345	4,774
		36,081
Interactive Media & Services (9.1%)
Pinterest, Inc., Class A (a)	150,771	2,328
Snap, Inc., Class A (a)	188,697	2,244
Twitter, Inc. (a)	210,395	5,167
Zillow Group, Inc., Class C (a)	104,169	3,752
		13,491
Internet & Direct Marketing Retail (6.4%)
Chewy, Inc., Class A (a)	148,082	5,551
Farfetch Ltd., Class A (a)	150,460	1,189
Overstock.com, Inc. (a)	78,665	392
Wayfair, Inc., Class A (a)	44,288	2,367
		9,499
Leisure Products (1.7%)
Peloton Interactive, Inc., Class A (a)	95,174	2,527

Life Sciences Tools & Services (2.8%)
10X Genomics, Inc., Class A (a)	66,789	4,162

Software (23.8%)
Alteryx, Inc., Class A (a)	52,553	5,001
Coupa Software, Inc. (a)	49,490	6,915

Datadog, Inc., Class A (a)	64,858	2,334
Slack Technologies, Inc., Class A (a)	304,513	8,173
Trade Desk, Inc. (The), Class A (a)	26,589	5,132
Zoom Video Communications, Inc., Class A (a)	53,590	7,831
		35,386
Specialty Retail (2.7%)
Carvana Co. (a)	72,225	3,979
Total Common Stocks (Cost $125,605)		141,061

Preferred Stocks (2.9%)
Internet & Direct Marketing Retail (2.3%)
Airbnb, Inc. Series D(a)(b)(c) (acquisition cost — $1,369; acquired 4/16/14)	33,636	3,400

Software (0.6%)
Palantir Technologies, Inc. Series G (a)(b)(c) (acquisition cost — $455; acquired 7/19/12)	148,616	711
Palantir Technologies, Inc. Series H (a)(b)(c) (acquisition cost — $102; acquired 10/25/13)	29,092	139
Palantir Technologies, Inc. Series H1 (a)(b)(c) (acquisition cost — $102; acquired 10/25/13)	29,092	139
		989
Total Preferred Stocks (Cost $2,028)		4,389

Short-Term Investment (2.4%)
Investment Company (2.4%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (d) (Cost $3,626)	3,626,473	3,626
Total Investments Excluding Purchased Options (100.4%) (Cost $131,259)		149,076
Total Purchased Options Outstanding (0.3%) (Cost $521)		391
Total Investments (100.7%) (Cost $131,780) (e)(f)(g)		149,467
Liabilities in Excess of Other Assets (-0.7%)		(1,088)
Net Assets (100.0%)		$148,379

(a)	Non-income producing security.
(b)

At March 31, 2020, the Fund held fair valued securities valued at approximately $5,059,000, representing 3.4% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Company’s (as defined herein) Directors.

(c)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at March 31, 2020 amounts to approximately $5,059,000 and represents 3.4% of net assets.

(d)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2020, advisory fees paid were reduced by approximately $2,000 relating to the Fund’s investment in the Liquidity Funds.

(e)

The approximate fair value and percentage of net assets, $3,186,000 and 2.1%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(f)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2020, the Fund engaged in cross-trade purchases of approximately $290,000.

(g)

At March 31, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $34,626,000 and the aggregate gross unrealized depreciation is approximately $16,939,000, resulting in net unrealized appreciation of approximately 17,687,000.

Call Options Purchased:

The Fund had the following call options purchased open at March 31, 2020:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Appreciation (Depreciation) (000)
Royal Bank of Scotland	USD/CNH	CNH	7.75	Jan - 21	38,896,197	38,896	$261	$170	$91
Royal Bank of Scotland	USD/CNH	CNH	7.85	Jun - 20	35,489,537	35,490	52	183	(131)
Royal Bank of Scotland	USD/CNH	CNH	8.09	Sep - 20	31,203,116	31,203	78	168	(90)
							$391	$521	$(130)

CNH	—	Chinese Yuan Renminbi Offshore
USD	—	United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Software	24.4%
Information Technology Services	24.2
Other*	14.1
Interactive Media & Services	9.0
Internet & Direct Marketing Retail	8.7
Entertainment	7.1
Health Care Equipment & Supplies	6.8
Health Care Technology	5.7
Total Investments	100.0%

*                 Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Variable Insurance Fund, Inc.

U.S. Real Estate Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2020 (unaudited)

	Shares	Value (000)
Common Stocks (96.3%)
Apartments (17.2%)
American Campus Communities, Inc. REIT	198,360	$5,504
Apartment Investment & Management Co., Class A REIT	95,789	3,367
AvalonBay Communities, Inc. REIT	67,314	9,907
Camden Property Trust REIT	99,585	7,891
Equity Residential REIT	186,627	11,517
Essex Property Trust, Inc. REIT	19,551	4,306
Mid-America Apartment Communities, Inc. REIT	35,553	3,663
UDR, Inc. REIT	78,026	2,851
		49,006
Data Centers (4.5%)
Digital Realty Trust, Inc. REIT	78,830	10,950
QTS Realty Trust, Inc., Class A REIT	29,370	1,704
		12,654
Diversified (4.8%)
JBG SMITH Properties REIT	111,348	3,544
Mack-Cali Realty Corp. REIT	189,178	2,881
Vornado Realty Trust REIT	195,521	7,080
		13,505
Health Care (8.4%)
Diversified Healthcare Trust REIT	100,570	365
Five Star Senior Living, Inc. (a)	6,825	19
Healthcare Realty Trust, Inc. REIT	306,171	8,551
Healthcare Trust of America, Inc., Class A REIT	114,662	2,784
Healthpeak Properties, Inc. REIT	134,089	3,198
Ventas, Inc. REIT	187,069	5,013
Welltower, Inc. REIT	87,385	4,001
		23,931
Industrial (10.9%)
Duke Realty Corp. REIT	87,949	2,848
Lexington Realty Trust REIT	155,420	1,543
ProLogis, Inc. REIT	330,636	26,573
		30,964
Lodging/Resorts (8.6%)
DiamondRock Hospitality Co. REIT	947,375	4,813
Host Hotels & Resorts, Inc. REIT	1,324,499	14,622
Sunstone Hotel Investors, Inc. REIT	570,666	4,971
		24,406
Manufactured Homes (0.0%)
Equity Lifestyle Properties, Inc. REIT	2,450	141

Office (21.4%)
Alexandria Real Estate Equities, Inc. REIT	37,813	5,183
Boston Properties, Inc. REIT	148,521	13,698
Cousins Properties, Inc. REIT	170,606	4,994
Douglas Emmett, Inc. REIT	68,184	2,080
Highwoods Properties, Inc. REIT	31,280	1,108
Hudson Pacific Properties, Inc. REIT	364,718	9,249
Kilroy Realty Corp. REIT	45,986	2,930
Paramount Group, Inc. REIT	453,199	3,988
SL Green Realty Corp. REIT	408,313	17,598
		60,828

Regional Malls (7.1%)
Macerich Co. (The) REIT	577,746	3,253
Simon Property Group, Inc. REIT	310,557	17,037
		20,290
Self Storage (7.1%)
CubeSmart REIT	208,334	5,581
Extra Space Storage, Inc. REIT	37,560	3,597
Life Storage, Inc. REIT	17,491	1,654
Public Storage REIT	47,502	9,434
		20,266
Shopping Centers (2.7%)
Brixmor Property Group, Inc. REIT	10,580	101
Regency Centers Corp. REIT	101,050	3,883
Weingarten Realty Investors REIT	246,185	3,552
		7,536
Single Family Homes (2.7%)
American Homes 4 Rent, Class A REIT	91,429	2,121
Invitation Homes, Inc. REIT	258,347	5,521
		7,642
Specialty (0.9%)
Gaming and Leisure Properties, Inc. REIT	89,215	2,472
Total Common Stocks (Cost $307,963)		273,641

Short-Term Investment (2.4%)
Investment Company (2.4%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (b) (Cost $6,874)	6,873,545	6,874
Total Investments (98.7%) (Cost $314,837) (c)(d)		280,515
Other Assets in Excess of Liabilities (1.3%)		3,687
Net Assets (100.0%)		$284,202

(a)	Non-income producing security.
(b)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2020, advisory fees paid were reduced by approximately $2,000 relating to the Fund’s investment in the Liquidity Funds.

(c)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2020, the Fund did not engage in any cross-trade transactions.

(d)

At March 31, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $45,749,000 and the aggregate gross unrealized depreciation is approximately $80,071,000, resulting in net unrealized depreciation of approximately $34,322,000.

REIT	Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Office	21.7%
Other*	18.1
Apartments	17.5
Industrial	11.1
Lodging/Resorts	8.7
Health Care	8.5
Regional Malls	7.2
Self Storage	7.2
Total Investments	100.0%

*                 Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Variable Insurance Fund, Inc.

Growth Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2020 (unaudited)(cont’d)

	Shares	Value (000)
Common Stocks (95.3%)
Biotechnology (1.2%)
Alnylam Pharmaceuticals, Inc. (a)	31,256	$3,402
Moderna, Inc. (a)	101,350	3,036
		6,438
Entertainment (7.6%)
Netflix, Inc. (a)	23,680	8,892
Roku, Inc. (a)	106,110	9,282
Spotify Technology SA (a)	199,240	24,196
		42,370
Health Care Equipment & Supplies (10.2%)
DexCom, Inc. (a)	101,632	27,366
Intuitive Surgical, Inc. (a)	58,742	29,090
		56,456
Health Care Providers & Services (1.7%)
Covetrus, Inc. (a)	195,017	1,587
Guardant Health, Inc. (a)	116,293	8,094
		9,681
Health Care Technology (5.5%)
Agilon Health Topco, Inc.(a)(b)(c) (acquisition cost — $1,272; acquired 11/7/18)	3,363	1,429
Veeva Systems, Inc., Class A (a)	186,107	29,101
		30,530
Information Technology Services (20.1%)
Adyen N.V. (Netherlands) (a)	12,091	10,329
MongoDB, Inc. (a)	107,419	14,667
Okta, Inc. (a)	209,061	25,560
Shopify, Inc., Class A (Canada) (a)	69,776	29,092
Square, Inc., Class A (a)	284,840	14,920
Twilio, Inc., Class A (a)	195,755	17,518
		112,086
Interactive Media & Services (4.6%)
Twitter, Inc. (a)	700,948	17,215
Zillow Group, Inc., Class C (a)	224,835	8,099
		25,314
Internet & Direct Marketing Retail (10.3%)
Amazon.com, Inc. (a)	18,985	37,016
Chewy, Inc., Class A (a)	300,614	11,270
Farfetch Ltd., Class A (a)	481,318	3,802
Wayfair, Inc., Class A (a)	97,048	5,186
		57,274
Life Sciences Tools & Services (6.1%)
10X Genomics, Inc., Class A (a)	212,816	13,263
Illumina, Inc. (a)	76,186	20,808
		34,071
Road & Rail (4.9%)
Uber Technologies, Inc. (a)	984,896	27,498

Software (21.4%)
Atlassian Corp., PLC, Class A (United Kingdom) (a)	68,743	9,436
Coupa Software, Inc. (a)	113,196	15,817
ServiceNow, Inc. (a)	71,479	20,484
Slack Technologies, Inc., Class A (a)	1,160,090	31,137

Trade Desk, Inc. (The), Class A (a)	64,063	12,364
Zoom Video Communications, Inc., Class A (a)	203,436	29,726
		118,964
Specialty Retail (1.7%)
Carvana Co. (a)	175,922	9,692
Total Common Stocks (Cost $437,642)		530,374

Preferred Stocks (1.6%)
Electronic Equipment, Instruments & Components (0.2%)
Magic Leap Series C (a)(b)(c) (acquisition cost — $1,526; acquired 12/22/15)	66,235	1,101

Internet & Direct Marketing Retail (1.3%)
Airbnb, Inc. Series D (a)(b)(c) (acquisition cost — $3,074; acquired 4/16/14)	75,501	7,632

Software (0.1%)
Lookout, Inc. Series F (a)(b)(c) (acquisition cost — $1,618; acquired 6/17/14)	141,612	384
Total Preferred Stocks (Cost $6,218)		9,117

Short-Term Investment (3.5%)
Investment Company (3.5%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (d) (Cost $19,269)	19,269,054	19,269
Total Investments Excluding Purchased Options (100.4%) (Cost $463,129)		558,760
Total Purchased Options Outstanding (0.3%) (Cost $1,854)		1,410
Total Investments (100.7%) (Cost $464,983) (e)(f)(g)		560,170
Liabilities in Excess of Other Assets (-0.7%)		(3,466)
Net Assets (100.0%)		$556,704

(a)	Non-income producing security.
(b)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at March 31, 2020 amounts to approximately $10,546,000 and represents 1.9% of net assets.

(c)

At March 31, 2020, the Fund held fair valued securities valued at approximately $10,546,000, representing 1.9% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Company’s (as defined herein) Directors.

(d)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2020, advisory fees paid were reduced by approximately $6,000 relating to the Fund’s investment in the Liquidity Funds.

(e)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2020, the Fund engaged in cross-trade sales of approximately $25,191,000 which resulted in net realized gains of approximately $24,031,000.

(f)

The approximate fair value and percentage of net assets, $10,329,000 and 1.9%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(g)

At March 31, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $140,429,000 and the aggregate gross unrealized depreciation is approximately $45,242,000, resulting in net unrealized appreciation of approximately $95,187,000.

Call Options Purchased:

The Fund had the following call options purchased open at March 31, 2020:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Appreciation (Depreciation) (000)
Royal Bank of Scotland	USD/CNH	CNH	7.75	Jan - 21	142,018,241	142,018	$951	$620	$331
Royal Bank of Scotland	USD/CNH	CNH	7.85	Jun - 20	122,666,310	122,666	179	633	(454)
Royal Bank of Scotland	USD/CNH	CNH	8.09	Sep - 20	111,384,445	111,384	280	601	(321)
							$1,410	$1,854	$(444)

CNH	—	Chinese Yuan Renminbi Offshore
USD	—	United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Software	21.3%
Information Technology Services	20.1
Other*	17.7
Internet & Direct Marketing Retail	11.6
Health Care Equipment & Supplies	10.1
Entertainment	7.6
Life Sciences Tools & Services	6.1
Health Care Technology	5.5
Total Investments	100.0%

*    Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Variable Insurance Fund, Inc.

Notes to the Portfolio of Investments • March 31, 2020 (unaudited)

In August 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2018-13, Fair Value Measurement (Topic 820) - Disclosures Framework - Changes to Disclosure Requirements of Fair Value Measurement (“ASU 2018-13”) which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 as permitted by the standard. The impact of the Fund’s adoption was limited to changes in the Fund’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

Security Valuation: (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company’s Board of Directors (the “Directors”). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Limited (“MSIM Limited”) and Morgan Stanley Investment Management Company (“MSIM Company”) (together, the “Sub-Advisers”), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security’s fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (4) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (5) OTC swaps may be valued by an outside pricing service approved by the Directors or quotes from a broker or dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (6) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; (7) when market quotations are not readily available, including circumstances under which the Adviser or Sub-Advisers determine that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange (“NYSE”).  If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (8) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (9) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company’s Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company’s Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Fair Value Measurement: FASB Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2020:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Core Plus Fixed Income
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$270	$—		$270
Agency Fixed Rate Mortgages	—	29,015	—		29,015
Asset-Backed Securities	—	16,852	—		16,852
Collateralized Mortgage Obligations - Agency Collateral Series	—	1,331	—		1,331
Commercial Mortgage-Backed Securities	—	9,432	—		9,432
Corporate Bonds	—	66,446	—	†	66,446	†
Mortgages - Other	—	23,092	—		23,092
Municipal Bonds	—	1,453	—		1,453
Sovereign	—	13,579	—		13,579
U.S. Treasury Securities	—	3,950	—		3,950
Total Fixed Income Securities	—	165,420	—	†	165,420	†
Investment Company	1,738	—	—		1,738
Short-Term Investments
Investment Company	21,142	—	—		21,142
U.S. Treasury Security	—	833	—		833
Total Short-Term Investments	21,142	833	—		21,975
Foreign Currency Forward Exchange Contracts	—	936	—		936
Futures Contracts	398	—	—		398
Credit Default Swap Agreement	—	341	—		341
Total Assets	23,278	167,530	—	†	190,808	†
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(209)	—		(209)
Futures Contracts	(82)	—	—		(82)
Total Liabilities	(82)	(209)	—		(291)
Total	$23,196	$167,321	$—	†	$190,517	†

†                 Includes one security valued at zero.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Core Plus Fixed Income	Corporate Bond (000)
Beginning Balance	$—	†
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$—	†

Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2020	$—

†                 Includes one security valued at zero.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2020:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 significant unobservable inputs (000)	Total (000)
Emerging Markets Debt
Assets:
Fixed Income Securities
Corporate Bonds	$—	$10,231	$—	$10,231
Sovereign	—	138,887	—	138,887
Total Fixed Income Securities	—	149,118	—	149,118
Warrants	—	27	—	27
Short-Term Investments
Investment Company	9,933	—	—	9,933
Repurchase Agreements	—	585	—	585
Total Short-Term Investments	9,933	585	—	10,518
Foreign Currency Forward Exchange Contract	—	25	—	25
Total Assets	$9,933	$149,755	$—	$159,688

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2020:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Emerging Markets Equity
Assets:
Common Stocks
Automobiles	$—	$1,579	$—	$1,579
Banks	5,859	25,574	—	31,433
Beverages	1,566	5,456	—	7,022
Capital Markets	—	575	—	575
Chemicals	—	610	—	610
Construction & Engineering	—	934	—	934
Construction Materials	—	3,428	—	3,428
Consumer Finance	344	480	—	824
Diversified Consumer Services	3,607	—	—	3,607
Diversified Telecommunication Services	1,888	—	—	1,888
Electronic Equipment, Instruments & Components	—	1,883	—	1,883
Entertainment	—	1,727	—	1,727
Food & Staples Retailing	4,009	7,590	—	11,599
Food Products	—	4,267	—	4,267
Gas Utilities	1,205	—	—	1,205
Health Care Equipment & Supplies	—	525	—	525
Health Care Providers & Services	1,305	1,078	—	2,383
Hotels, Restaurants & Leisure	—	560	—	560
Industrial Conglomerates	—	1,851	—	1,851
Information Technology Services	452	1,403	—	1,855
Insurance	—	5,040	—	5,040
Interactive Media & Services	2,670	11,774	—	14,444
Internet & Direct Marketing Retail	10,579	1,510	—	12,089
Life Sciences Tools & Services	—	774	—	774
Metals & Mining	1,329	2,069	—	3,398
Multi-Line Retail	1,596	668	—	2,264
Oil, Gas & Consumable Fuels	1,509	3,072	—	4,581
Pharmaceuticals	—	5,809	—	5,809
Real Estate Management & Development	—	2,983	—	2,983
Road & Rail	1,298	—	—	1,298
Semiconductors & Semiconductor Equipment	885	15,838	—	16,723
Software	1,098	318	—	1,416
Specialty Retail	—	609	—	609
Tech Hardware, Storage & Peripherals	—	5,029	—	5,029
Textiles, Apparel & Luxury Goods	1,871	4,477	—	6,348
Wireless Telecommunication Services	—	2,466	—	2,466
Total Common Stocks	43,070	121,956	—	165,026
Short-Term Investments
Investment Company	3,264	—	—	3,264
Total Assets	46,334	121,956	—	168,290
Liabilities:
Foreign Currency Forward Exchange Contract	—	(82)	—	(82)
Total	$46,334	$121,874	$—	$168,208

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2020:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Franchise
Assets:
Common Stocks
Beverages	$803	$1,614	$—	$2,417
Capital Markets	700	—	—	700
Health Care Equipment & Supplies	4,665	—	—	4,665
Household Products	737	2,387	—	3,124
Information Technology Services	4,845	—	—	4,845
Life Sciences Tools & Services	937	—	—	937
Media	394	—	—	394
Personal Products	—	1,379	—	1,379
Pharmaceuticals	572	—	—	572
Professional Services	—	1,467	—	1,467
Software	2,741	1,489	—	4,230
Textiles, Apparel & Luxury Goods	576	304	—	880
Tobacco	2,455	829	—	3,284
Total Common Stocks	19,425	9,469	—	28,894
Short-Term Investment
Investment Company	643	—	—	643
Total Assets	$20,068	$9,469	$—	$29,537

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2020:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Infrastructure
Assets:
Common Stocks
Airports	$—	$1,486	$—	$1,486
Communications	13,284	2,248	—	15,532
Diversified	—	2,630	—	2,630
Electricity Transmission & Distribution	4,545	6,377	—	10,922
Oil & Gas Storage & Transportation	13,967	4,027	—	17,994
Renewables	3,336	115	—	3,451
Toll Roads	2,093	2,564	—	4,657
Utilities	2,836	—	—	2,836
Water	2,724	4,459	—	7,183
Total Common Stocks	42,785	23,906	—	66,691
Short-Term Investment
Investment Company	2,739	—	—	2,739
Total Assets	$45,524	$23,906	$—	$69,430

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2020:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Real Estate
Assets:
Common Stocks
Diversified	$2,217	$9,051	$—	$11,268
Health Care	2,055	—	—	2,055
Industrial	2,881	676	—	3,557
Industrial/Office Mixed	—	295	—	295
Lodging/Resorts	2,073	140	—	2,213
Office	5,401	4,337	—	9,738
Residential	5,166	2,361	8	7,535
Retail	3,213	2,525	—	5,738
Self Storage	1,888	—	—	1,888
Specialty	230	—	—	230
Total Common Stocks	25,124	19,385	8	44,517
Total Assets	$25,124	$19,385	$8	$44,517

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Global Real Estate	Common Stock (000)
Beginning Balance	$9
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	(1)
Realized gains (losses)	—
Ending Balance	$8
Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2020.	$(1)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2020:

Global Real Estate	Fair Value at March 31, 2020 (000)	Valuation Technique	Unobservable Input	Amount *	Impact to Valuation from an increase in input**
Common Stock	$8	Market Transaction Method	Transaction Valuation	$0.001	Increase
			Discount for Lack of Marketability	50.0%	Decrease

*                 Amount is indicative of the weighted average.

**          Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input.

A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2020:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Global Strategist
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgage	$—	$35	$—		$35
Agency Fixed Rate Mortgages	—	3,540	—		3,540
Asset-Backed Securities	—	547	—		547
Commercial Mortgage-Backed Securities	—	774	—		774
Corporate Bonds	—	15,118	—		15,118
Mortgages - Other	—	989	—		989
Sovereign	—	18,397	—		18,397
U.S. Treasury Securities	—	1,367	—		1,367
Total Fixed Income Securities	—	40,767	—		40,767
Common Stocks
Aerospace & Defense	368	86	—		454
Air Freight & Logistics	229	46	—		275
Airlines	470	6	—		476
Auto Components	10	26	—		36
Automobiles	21	71	—		92
Banks	1,070	598	—		1,668
Beverages	203	200	—		403
Biotechnology	510	83	—		593
Building Products	108	77	—		185
Capital Markets	720	186	—		906
Chemicals	151	221	—		372
Commercial Banks	—	1	—		1
Commercial Services & Supplies	156	17	—		173
Communications Equipment	237	41	—		278
Construction & Engineering	1	66	—		67
Construction Materials	170	35	—		205
Consumer Finance	318	1	—		319
Containers & Packaging	40	12	—		52
Diversified Financial Services	167	68	—		235
Diversified Telecommunication Services	572	119	—		691
Electric Utilities	416	123	—		539
Electrical Equipment	58	137	—		195
Electronic Equipment, Instruments & Components	75	13	—		88
Energy Equipment & Services	77	5	—	†	82	†
Entertainment	140	22	—		162
Equity Real Estate Investment Trusts (REITs)	530	63	—		593
Food & Staples Retailing	570	113	—		683
Food Products	145	435	—		580
Gas Utilities	19	15	—		34
Health Care Equipment & Supplies	935	117	—		1,052
Health Care Providers & Services	1,062	26	—		1,088
Health Care Technology	34	—	—		34
Hotels, Restaurants & Leisure	370	83	—		453
Household Durables	313	37	—		350
Household Products	507	111	—		618
Independent Power & Renewable Electricity Producers	5	8	—		13
Industrial Conglomerates	397	59	—		456
Information Technology Services	1,352	24	—		1,376
Insurance	147	390	—		537
Interactive Media & Services	1,508	7	—		1,515
Internet & Direct Marketing Retail	1,130	—	—		1,130
Life Sciences Tools & Services	138	74	—		212
Machinery	158	179	—		337
Marine	—	26	—		26
Media	392	30	—		422
Metals & Mining	593	305	—		898
Multi-Line Retail	90	32	—		122
Multi-Utilities	240	97	—		337
Oil, Gas & Consumable Fuels	525	409	—		934
Paper & Forest Products	11	23	—		34
Personal Products	62	199	—		261

Pharmaceuticals	1,082	1,123	—		2,205
Professional Services	85	120	—		205
Real Estate Management & Development	2	949	—		951
Road & Rail	386	3	—		389
Semiconductors & Semiconductor Equipment	530	92	—		622
Software	1,405	75	—		1,480
Specialty Retail	622	42	—		664
Tech Hardware, Storage & Peripherals	1,226	—	—		1,226
Textiles, Apparel & Luxury Goods	267	184	—		451
Thrifts & Mortgage Finance	16	—	—		16
Tobacco	163	140	—		303
Trading Companies & Distributors	36	45	—		81
Transportation Infrastructure	—	33	—		33
Water Utilities	—	19	—		19
Wireless Telecommunication Services	18	53	—		71
Total Common Stocks	23,358	8,000	—	†	31,358 †
Right	4	—	—		4
Warrant	— @	—	—		— @
Investment Companies	3,595	—	—		3,595
Short-Term Investments
Investment Company	5,159	—	—		5,159
U.S. Treasury Securities	—	5,060	—		5,060
Total Short-Term Investments	5,159	5,060	—		10,219
Foreign Currency Forward Exchange Contracts	—	296	—		296
Futures Contracts	546	—	—		546
Credit Default Swap Agreement	—	22	—		22
Interest Rate Swap Agreement	—	22	—		22
Total Return Swap Agreements	—	302	—		302
Total Assets	32,662	54,469	—	†	87,131 †
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(328)	—		(328)
Futures Contracts	(403)	—	—		(403)
Interest Rate Swap Agreements	—	(41)	—		(41)
Total Return Swap Agreements	—	(3,603)	—		(3,603)
Total Liabilities	(403)	(3,972)	—		(4,375)
Total	$32,259	$50,497	$—	†	$82,756 †

@       Value is less than $500.

†            Includes one or more securities valued at zero.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Global Strategist	Common Stocks (000)
Beginning Balance	$—	†
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$—	†
Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2020	$—

†                 Includes one or more securities valued at zero.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2020:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Discovery
Assets:
Common Stocks
Biotechnology	$3,551	$—	$—	$3,551
Entertainment	10,538	—	—	10,538
Health Care Equipment & Supplies	10,179	—	—	10,179
Health Care Providers & Services	3,244	—	—	3,244
Health Care Technology	7,754	—	670	8,424
Information Technology Services	32,895	3,186	—	36,081
Interactive Media & Services	13,491	—	—	13,491
Internet & Direct Marketing Retail	9,499	—	—	9,499
Leisure Products	2,527	—	—	2,527
Life Sciences Tools & Services	4,162	—	—	4,162
Software	35,386	—	—	35,386
Specialty Retail	3,979	—	—	3,979
Total Common Stocks	137,205	3,186	670	141,061
Preferred Stocks
Internet & Direct Marketing Retail	—	—	3,400	3,400
Software	—	—	989	989
Total Preferred Stocks	—	—	4,389	4,389
Call Options Purchased	—	391	—	391
Short-Term Investment
Investment Company	3,626	—	—	3,626
Total Assets	$140,831	$3,577	$5,059	$149,467

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Discovery	Common Stock (000)	Preferred Stocks (000)
Beginning Balance	$709	$5,712
Purchases	—	—
Sales	—	—
Amortization of discount	—	—
Transfers in	—	—
Transfers out	—	—
Corporate actions	—	—
Change in unrealized appreciation (depreciation)	(39)	(1,323)
Realized gains (losses)	—	—
Ending Balance	$670	$4,389
Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2020	$(39)	$(1,323)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2020. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance:

Discovery	Fair Value at March 31, 2020 (000)	Valuation Technique	Unobservable Input	Amount or Range/ Weighted Average*	Impact to Valuation from an Increase in Input**

Common Stock	$670	Market Transaction Method	Precedent Transaction	$449.46	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	15.0%	Decrease
			Perpetual Growth Rate	3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	1.1x	Increase
			Discount for Lack of Marketability	11.0%	Decrease

Preferred Stocks	$4,389	Discounted Cash Flow	Weighted Average Cost of Capital	13.5%-16.5%/14.7%	Decrease
			Perpetual Growth Rate	3.0%-4.0%/3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	0.9x-17.6x/5.8x	Increase
			Discount for Lack of Marketability	12.0%-16.0%/12.9%	Decrease
		Comparable Transactions	Enterprise Value/Revenue	15.0x	Increase

*          Amount is indicative of the weighted average.

**       Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input.

A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2020:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
U.S. Real Estate
Assets:
Common Stocks
Apartments	$49,006	$—	$—	$49,006
Data Centers	12,654	—	—	12,654
Diversified	13,505	—	—	13,505
Health Care	23,931	—	—	23,931
Industrial	30,964	—	—	30,964
Lodging/Resorts	24,406	—	—	24,406
Manufactured Homes	141	—	—	141
Office	60,828	—	—	60,828
Regional Malls	20,290	—	—	20,290
Self Storage	20,266	—	—	20,266
Shopping Centers	7,536	—	—	7,536
Single Family Homes	7,642	—	—	7,642
Specialty	2,472	—	—	2,472
Total Common Stocks	273,641	—	—	273,641
Short-Term Investment
Investment Company	6,874	—	—	6,874
Total Assets	$280,515	$—	$—	$280,515

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2020:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Growth
Assets:
Common Stocks
Biotechnology	$6,438	$—	$—	$6,438
Entertainment	42,370	—	—	42,370
Health Care Equipment & Supplies	56,456	—	—	56,456
Health Care Providers & Services	9,681	—	—	9,681
Health Care Technology	29,101	—	1,429	30,530
Information Technology Services	101,757	10,329	—	112,086
Interactive Media & Services	25,314	—	—	25,314
Internet & Direct Marketing Retail	57,274	—	—	57,274
Life Sciences Tools & Services	34,071	—	—	34,071
Road & Rail	27,498	—	—	27,498
Software	118,964	—	—	118,964
Specialty Retail	9,692	—	—	9,692
Total Common Stocks	518,616	10,329	1,429	530,374
Preferred Stocks
Electronic Equipment, Instruments & Components	—	—	1,101	1,101
Internet & Direct Marketing Retail	—	—	7,632	7,632
Software	—	—	384	384
Total Preferred Stocks	—	—	9,117	9,117
Call Options Purchased	—	1,410	—	1,410
Short-Term Investment
Investment Company	19,269	—	—	19,269
Total Assets	$537,885	$11,739	$10,546	$560,170

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Growth	Common Stock (000)	Preferred Stocks (000)
Beginning Balance	$1,511	$11,897
Purchases	—	—
Sales	—	—
Amortization of discount	—	—
Transfers in	—	—
Transfers out	—	—
Corporate actions	—	—
Change in unrealized appreciation (depreciation)	(82)	(2,780)
Realized gains (losses)	—	—
Ending Balance	$1,429	$9,117
Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2020	$(82)	$(2,780)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2020. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance:

Growth	Fair Value at March 31, 2020 (000)	Valuation Technique	Unobservable Input	Amount or Range/ Weighted Average*	Impact to Valuation from an Increase in Input**

Common Stock	$1,429	Market Transaction Method	Precedent Transaction	$449.46	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	15.0%	Decrease
			Perpetual Growth Rate	3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	1.1x	Increase
			Discount for Lack of Marketability	11.0%	Decrease

Preferred Stocks	$9,117	Market Transaction Method	Precedent Transaction	$ 8.41	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	13.5%-25.0%/15.8%	Decrease
			Perpetual Growth Rate	3.0%-4.0%/3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	0.3x-11.7x/4.3x	Increase
			Discount for Lack of Marketability	12.0%-17.0%/12.7%	Decrease
		Comparable Transactions	Enterprise Value/Revenue	3.5x	Increase

*          Amount is indicative of the weighted average.

**       Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input.

A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.